OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Convertible Securities Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 1.7%
INDUSTRIALS 0.5%
Transportation Infrastructure 0.5%
Macquarie Infrastructure Co. LLC	91,300	$6,418,390
TOTAL INDUSTRIALS		6,418,390
INFORMATION TECHNOLOGY 1.2%
Technology Hardware, Storage & Peripherals 1.2%
SanDisk Corp.	150,000	15,519,000
TOTAL INFORMATION TECHNOLOGY		15,519,000
MATERIALS —%
Metals & Mining —%
Jaguar Mining, Inc. (a)	1,247,898	632,952
TOTAL MATERIALS		632,952
Total Common Stocks (Cost: $20,156,729)		$22,570,342

Convertible Preferred Stocks 20.6%
CONSUMER STAPLES 2.8%
Food Products 2.8%
Bunge Ltd., 4.875%	120,000	13,444,200
Post Holdings, Inc., 3.750% (b)	112,300	10,670,375
Tyson Foods, Inc., 4.750%	255,000	13,354,350
Total		37,468,925
TOTAL CONSUMER STAPLES		37,468,925
ENERGY 2.2%
Oil, Gas & Consumable Fuels 2.2%
Chesapeake Energy Corp., 5.000%	68,900	7,101,006
Chesapeake Energy Corp., 5.750% (b)	18,000	19,113,750
Penn Virginia Corp., 6.000% (b)	71,900	4,154,296
Total		30,369,052
TOTAL ENERGY		30,369,052
FINANCIALS 7.9%
Banks 1.7%
Bank of America Corp., 7.250%	20,000	23,768,000
Capital Markets 0.8%
AMG Capital Trust II, 5.150%	169,900	10,406,375

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 5.4%
Alexandria Real Estate Equities, Inc., 7.000%	380,000	$10,562,822
American Tower Corp., 5.250%	103,825	12,086,268
Crown Castle International Corp., 4.500%	160,000	16,737,280
Health Care REIT, Inc., 6.500%	210,900	13,778,097
Weyerhaeuser Co., 6.375%	225,000	13,207,500
iStar Financial, Inc., 4.500%	110,000	6,702,300
Total		73,074,267
TOTAL FINANCIALS		107,248,642
HEALTH CARE 1.4%
Health Care Equipment & Supplies 0.4%
Alere, Inc., 3.000%	17,600	5,808,000
Health Care Providers & Services 1.0%
Kindred Healthcare, Inc., 7.500%	6,760	6,837,470
Omnicare Capital Trust II, 4.000%	81,400	7,032,960
Total		13,870,430
TOTAL HEALTH CARE		19,678,430
INDUSTRIALS 1.2%
Aerospace & Defense 0.7%
United Technologies Corp., 7.500%	158,100	9,487,581
Road & Rail 0.5%
Genesee & Wyoming, Inc., 5.000%	49,500	6,262,245
TOTAL INDUSTRIALS		15,749,826
MATERIALS 0.7%
Metals & Mining 0.7%
Alcoa, Inc., 5.375%	182,600	9,732,580
TOTAL MATERIALS		9,732,580
UTILITIES 4.4%
Electric Utilities 1.4%
Exelon Corp. 6.500%	113,954	5,932,536
NextEra Energy, Inc., 5.599%	190,000	12,897,105
Total		18,829,641
Multi-Utilities 3.0%
CenterPoint Energy, Inc., 3.719% (c)	315,000	20,770,313

Issuer		Shares	Value

Convertible Preferred Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Dominion Resources, Inc., 6.000%		165,000	$9,642,600
Dominion Resources, Inc., 6.125%		167,500	9,771,950
Total			40,184,863
TOTAL UTILITIES			59,014,504
Total Convertible Preferred Stocks (Cost: $256,402,686)			$279,261,959

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 73.8%
Automotive 2.7%
Navistar International Corp. Senior Subordinated Notes (b)
04/15/19	4.750%	$16,430,000	$16,388,925
Tesla Motors, Inc. Senior Unsecured
03/01/21	1.250%	14,050,000	13,373,844
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	5,740,000	6,601,287
Total			36,364,056
Banking 0.5%
Cowen Group, Inc. Senior Unsecured (b)
03/15/19	3.000%	6,380,000	6,539,500
Brokerage/Asset Managers/Exchanges 0.5%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	9,400,000	7,290,875
Building Materials 0.4%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	4,260,000	6,001,275
Cable and Satellite 0.9%
Liberty Media Corp. Senior Unsecured (b)
10/15/23	1.375%	12,155,000	12,186,360

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Consumer Cyclical Services 0.4%
HomeAway, Inc. Senior Unsecured (b)
04/01/19	0.125%	$6,000,000	$5,707,500
Consumer Products 1.5%
Jarden Corp.
09/15/18	1.875%	9,845,000	14,496,763
Jarden Corp. (b)
03/15/34	1.125%	5,000,000	5,293,750
Total			19,790,513
Electric 1.3%
NRG Yield, Inc. (b)
02/01/19	3.500%	8,820,000	9,869,580
SunPower Corp. Senior Unsecured
06/01/18	0.750%	6,370,000	8,225,263
Total			18,094,843
Finance Companies 1.7%
Air Lease Corp. Senior Unsecured
12/01/18	3.875%	6,660,000	9,752,737
Ares Capital Corp. Senior Unsecured
01/15/19	4.375%	12,760,000	13,047,100
Total			22,799,837
Gaming 0.5%
MGM Resorts International
04/15/15	4.250%	4,800,000	6,027,000
Health Care 5.2%
Brookdale Senior Living, Inc. Senior Unsecured
06/15/18	2.750%	5,950,000	7,946,969
Hologic, Inc. Senior Unsecured (c)
12/15/37	2.000%	10,270,000	12,946,619
Insulet Corp. Senior Unsecured
06/15/19	2.000%	11,180,000	13,388,050
Molina Healthcare, Inc. Senior Unsecured
01/15/20	1.125%	11,790,000	15,805,968
Omnicare, Inc.
12/15/35	3.250%	8,600,000	9,820,125

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Health Care (continued)
Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	$5,100,000	$9,938,625
Total			69,846,356
Independent Energy 1.3%
American Energy-Permian Basin LLC PIK (b)
05/01/22	8.000%	5,000,000	4,787,500
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	4,673,000	5,515,729
Stone Energy Corp.
03/01/17	1.750%	7,650,000	6,631,594
Total			16,934,823
Integrated Energy 0.3%
American Energy - Utica LLC PIK (b)
03/01/21	3.500%	4,950,000	4,479,750
Metals 1.3%
Alpha Natural Resources, Inc.
12/15/20	4.875%	7,320,000	3,513,600
Royal Gold, Inc. Senior Unsecured
06/15/19	2.875%	8,430,000	8,673,206
United States Steel Corp. Senior Unsecured
04/01/19	2.750%	4,010,000	5,857,106
Total			18,043,912
Midstream 0.5%
Scorpio Tankers, Inc. Senior Unsecured (b)
07/01/19	2.375%	6,400,000	6,060,326
Oil Field Services 2.1%
Cobalt International Energy, Inc.
Senior Unsecured
12/01/19	2.625%	9,294,000	6,595,022
05/15/24	3.125%	14,732,000	10,745,153
Energy XXI Ltd. Senior Unsecured (b)
12/15/18	3.000%	9,850,000	6,402,500
Vantage Drilling Co. Senior Unsecured (b)
07/15/43	5.500%	5,082,000	4,267,965
Total			28,010,640

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Other Financial Institutions 2.5%
AirTran Holdings, Inc. Senior Unsecured
11/01/16	5.250%	$2,440,000	$7,159,875
Encore Capital Group, Inc. (b)
03/15/21	2.875%	6,600,000	6,215,220
Euronet Worldwide, Inc. Senior Unsecured (b)
10/01/44	1.500%	6,874,000	7,191,923
Forest City Enterprises, Inc. Senior Unsecured
08/15/20	3.625%	12,475,000	13,379,437
Total			33,946,455
Other Industry 0.5%
General Cable Corp. Subordinated Notes (c)
11/15/29	4.500%	9,670,000	6,545,381
Other REIT 3.5%
Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	8,080,000	8,521,491
National Health Investors, Inc. Senior Unsecured
04/01/21	3.250%	9,720,000	9,853,650
RWT Holdings, Inc. (b)
11/15/19	5.625%	7,120,000	7,187,996
Starwood Property Trust, Inc. Senior Unsecured
10/15/17	3.750%	9,730,000	9,973,250
Starwood Waypoint Residential Trust (b)
Senior Unsecured
07/01/19	3.000%	6,380,000	6,215,135
10/15/17	4.500%	5,980,000	6,181,765
Total			47,933,287
Other Utility 0.5%
EnerNOC, Inc. Senior Unsecured (b)
08/15/19	2.250%	7,300,000	6,196,481
Pharmaceuticals 12.6%
AMAG Pharmaceuticals, Inc. Senior Unsecured
02/15/19	2.500%	2,457,000	3,693,178
ARIAD Pharmaceuticals, Inc. Senior Unsecured (b)
06/15/19	3.625%	6,910,000	7,069,621

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Pharmaceuticals (continued)
Acorda Therapeutics, Inc. Senior Unsecured
06/15/21	1.750%	$5,641,000	$6,078,177
Aegerion Pharmaceuticals, Inc. Senior Unsecured (b)
08/15/19	2.000%	8,440,000	6,817,410
Akorn, Inc. Senior Unsecured
06/01/16	3.500%	1,270,000	5,795,169
BioMarin Pharmaceutical, Inc. Senior Subordinated Notes
10/15/20	1.500%	10,000,000	12,262,500
Clovis Oncology, Inc. Senior Unsecured (b)
09/15/21	2.500%	7,080,000	7,350,881
Corsicanto Ltd. Senior Unsecured
01/15/32	3.500%	5,650,000	3,859,656
Cubist Pharmaceuticals, Inc. Senior Unsecured
09/01/20	1.875%	19,100,000	23,015,500
Dendreon Corp. Senior Unsecured (d)
01/15/16	2.875%	10,020,000	6,068,112
Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	4,710,000	20,728,051
Incyte Corp. Senior Unsecured
11/15/20	1.250%	10,500,000	16,795,800
Jazz Investments I Ltd. (b)
08/15/21	1.875%	14,200,000	16,690,254
Mylan, Inc.
09/15/15	3.750%	4,000,000	17,595,000
Salix Pharmaceuticals Ltd. Senior Unsecured
03/15/19	1.500%	7,300,000	12,122,562
Theravance, Inc. Subordinated Notes
01/15/23	2.125%	6,100,000	4,981,858
Total			170,923,729
Property & Casualty 1.6%
MGIC Investment Corp. Senior Unsecured
05/01/17	5.000%	6,880,000	7,714,200

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Property & Casualty (continued)
Radian Group, Inc. Senior Unsecured
11/15/17	3.000%	$8,610,000	$13,458,506
Total			21,172,706
Railroads 0.5%
Greenbrier Companies, Inc. (The) Senior Unsecured
04/01/18	3.500%	4,360,000	6,867,000
Refining 0.4%
Clean Energy Fuels Corp. Senior Unsecured (b)
10/01/18	5.250%	6,930,000	5,260,009
Retailers 3.1%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	6,100,000	6,397,375
Iconix Brand Group, Inc. Senior Subordinated Notes
03/15/18	1.500%	7,167,000	9,738,161
Priceline Group, Inc. (The) Senior Unsecured
03/15/18	1.000%	14,780,000	19,925,288
Restoration Hardware Holdings, Inc. Senior Unsecured (b)(e)
06/15/19	0.000%	6,040,000	5,929,625
Total			41,990,449
Technology 25.7%
Akamai Technologies, Inc. Senior Unsecured (b)(e)
02/15/19	0.000%	8,700,000	8,955,563
Bottomline Technologies de, Inc. Senior Unsecured
12/01/17	1.500%	5,920,000	6,196,701
Cardtronics, Inc. Senior Unsecured (b)
12/01/20	1.000%	6,750,000	6,720,469
Cepheid, Inc. Senior Unsecured (b)
02/01/21	1.250%	8,840,000	9,862,125
Ciena Corp.
Senior Unsecured
12/15/20	4.000%	4,410,000	5,132,138
Ciena Corp. (b)
Senior Unsecured
10/15/18	3.750%	6,100,000	6,930,942

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
Cornerstone OnDemand, Inc. Senior Unsecured
07/01/18	1.500%	$9,500,000	$9,019,062
Ctrip.com International Ltd. Senior Unsecured
10/15/18	1.250%	5,990,000	6,192,163
Electronic Arts, Inc. Senior Unsecured
07/15/16	0.750%	7,960,000	11,362,900
Electronics for Imaging, Inc. Senior Unsecured (b)
09/01/19	0.750%	9,640,000	9,997,644
Equinix, Inc. Subordinated Notes
06/15/16	4.750%	3,700,000	10,443,250
Intel Corp.
08/01/39	3.250%	15,700,000	28,201,125
LinkedIn Corp. Senior Unsecured (b)
11/01/19	0.500%	9,820,000	10,237,350
Mentor Graphics Corp. Subordinated Notes
04/01/31	4.000%	8,080,000	9,721,250
Micron Technology, Inc. Senior Unsecured
02/15/33	2.125%	11,200,000	36,820,000
NVIDIA Corp. Senior Unsecured (b)
12/01/18	1.000%	9,120,000	10,664,700
NXP Semiconductors NV Senior Unsecured (b)(f)
12/01/19	1.000%	6,880,000	7,030,500
Novellus Systems, Inc.
05/15/41	2.625%	7,530,000	17,945,872
Palo Alto Networks, Inc. Senior Unsecured (b)(e)
07/01/19	0.000%	8,450,000	10,792,255
Qihoo 360 Technology Co., Ltd. Senior Unsecured (b)
08/15/21	1.750%	7,210,000	6,601,656
Red Hat, Inc. Senior Unsecured (b)
10/01/19	0.250%	9,830,000	10,813,000
Salesforce.com, Inc. Senior Unsecured
04/01/18	0.250%	23,300,000	26,605,687
ServiceNow, Inc. Senior Unsecured (e)
11/01/18	0.000%	7,960,000	8,795,800

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
SunEdison, Inc. Senior Unsecured (b)
01/01/21	2.750%	$8,820,000	$14,586,604
Synchronoss Technologies, Inc. Senior Unsecured
08/15/19	0.750%	5,680,000	6,074,050
TiVo, Inc. Senior Unsecured (b)
10/01/21	2.000%	13,395,000	12,775,481
Twitter, Inc. Senior Unsecured (b)
09/15/21	1.000%	15,000,000	13,678,125
Verint Systems, Inc. Senior Unsecured
06/01/21	1.500%	6,280,000	7,123,875
Xilinx, Inc. Senior Unsecured
06/15/17	2.625%	5,700,000	9,027,375
j2 Global, Inc. Senior Unsecured
06/15/29	3.250%	9,373,000	9,777,211
Total			348,084,873
Tobacco 1.0%
Vector Group Ltd.
Senior Unsecured
04/15/20	1.750%	5,120,000	5,466,931
Vector Group Ltd. (c)
Senior Unsecured
01/15/19	2.500%	5,800,000	8,180,900
Total			13,647,831
Transportation Services 0.8%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	4,890,000	4,890,000
XPO Logistics, Inc. Senior Unsecured
10/01/17	4.500%	2,550,000	6,153,405
Total			11,043,405
Total Convertible Bonds (Cost: $909,690,296)			$997,789,172

	Shares	Value

Money Market Funds 4.0%
Columbia Short-Term Cash Fund, 0.104% (g)(h)	53,604,092	$53,604,092
Total Money Market Funds (Cost: $53,604,092)		$53,604,092
Total Investments
(Cost: $1,239,853,803) (i)		$1,353,225,565(j)
Other Assets & Liabilities, Net		(973,779)
Net Assets		$1,352,251,786

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $343,874,811 or 25.43% of net assets.

(c)	Variable rate security.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2014, the value of these securities amounted to $6,068,112, which represents 0.45% of net assets.

(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	36,240,405	445,051,133	(427,687,446)	53,604,092	30,859	53,604,092

(i)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $1,239,854,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$150,247,000
Unrealized Depreciation	(36,875,000)
Net Unrealized Appreciation	$113,372,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Industrials	6,418,390	—	—	6,418,390
Information Technology	15,519,000	—	—	15,519,000
Materials	—	632,952	—	632,952
Convertible Preferred Stocks
Consumer Staples	—	37,468,925	—	37,468,925
Energy	—	30,369,052	—	30,369,052
Financials	62,839,865	44,408,777	—	107,248,642
Health Care	12,840,960	6,837,470	—	19,678,430
Industrials	15,749,826	—	—	15,749,826
Materials	9,732,580	—	—	9,732,580
Utilities	19,414,550	39,599,954	—	59,014,504
Total Equity Securities	142,515,171	159,317,130	—	301,832,301
Bonds
Convertible Bonds	—	997,789,172	—	997,789,172
Total Bonds	—	997,789,172	—	997,789,172
Mutual Funds
Money Market Funds	53,604,092	—	—	53,604,092
Total Mutual Funds	53,604,092	—	—	53,604,092
Total	196,119,263	1,157,106,302	—	1,353,225,565

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia International Value Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.1%
AUSTRALIA 3.6%
Australia and New Zealand Banking Group Ltd.	96,711	$2,623,237
Macquarie Group Ltd.	32,462	1,610,323
National Australia Bank Ltd.	49,364	1,367,462
Westpac Banking Corp.	66,914	1,851,736
Total		7,452,758
BELGIUM 1.5%
Delhaize Group SA	16,845	1,231,411
KBC Groep NV (a)	31,460	1,799,471
Total		3,030,882
CANADA 1.2%
Cott Corp.	116,580	763,599
Suncor Energy, Inc.	51,743	1,635,323
Total		2,398,922
FRANCE 9.2%
AXA SA	157,908	3,812,149
BNP Paribas SA	39,140	2,509,355
Casino Guichard Perrachon SA	19,676	1,895,880
CNP Assurances	119,813	2,218,335
Publicis Groupe SA	21,216	1,558,064
Sanofi	36,072	3,492,312
Total SA	59,234	3,313,717
Total		18,799,812
GERMANY 7.2%
Allianz SE, Registered Shares	25,811	4,443,510
BASF SE	15,820	1,436,208
Continental AG	7,705	1,621,068
Duerr AG	16,223	1,395,331
Freenet AG	107,425	3,171,801
Jenoptik AG	74,552	848,313
Siemens AG, Registered Shares	14,805	1,751,827
Total		14,668,058
HONG KONG 1.6%
Cheung Kong Holdings Ltd.	110,000	2,014,543
K Wah International Holdings Ltd.	2,004,000	1,194,067
Total		3,208,610
IRELAND 3.1%
Amarin Corp. PLC, ADR (a)	263,178	339,500
Bank of Ireland (a)	4,194,593	1,721,203
Dragon Oil PLC	211,956	1,657,031

Issuer	Shares	Value

Common Stocks (continued)
IRELAND (CONTINUED)
Smurfit Kappa Group PLC	114,998	$2,663,984
Total		6,381,718
ISRAEL 1.6%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,800,569	3,186,013
ITALY 3.4%
Enel SpA	517,681	2,497,597
ENI SpA	98,640	1,971,048
Esprinet SpA	97,734	734,025
Recordati SpA	100,604	1,758,851
Total		6,961,521
JAPAN 21.5%
Aozora Bank Ltd.	364,000	1,183,104
Central Japan Railway Co.	16,800	2,440,149
COMSYS Holdings Corp.	115,900	1,723,733
CyberAgent, Inc.	32,848	1,310,482
CYBERDYNE, Inc. (a)	10,500	293,654
Daiichikosho Co., Ltd.	88,600	2,341,128
Fuji Heavy Industries Ltd.	85,500	3,123,108
Fujitsu General Ltd.	87,000	934,173
Fuyo General Lease Co., Ltd.	43,400	1,551,594
Hulic REIT, Inc.	819	1,259,251
Invincible Investment Corp.	4,664	1,727,436
Iriso Electronics Co., Ltd.	20,900	1,106,878
IT Holdings Corp.	92,100	1,426,964
ITOCHU Corp.	203,200	2,336,074
Kanamoto Co., Ltd.	43,600	1,416,191
KDDI Corp.	33,600	2,151,716
Mazda Motor Corp.	79,600	2,064,071
Message Co., Ltd.	27,900	746,054
Mitsubishi UFJ Financial Group, Inc.	352,431	2,029,767
Nakanishi, Inc.	40,900	1,607,106
Nihon M&A Center, Inc.	55,900	1,708,513
Recruit Holdings Co., Ltd. (a)	20,700	680,032
Sumitomo Mitsui Financial Group, Inc.	66,342	2,490,819
Taisei Corp.	251,000	1,310,935
Tokai Tokyo Financial Holdings, Inc.	197,200	1,408,509
Toyo Tire & Rubber Co., Ltd.	105,700	2,166,671
Toyota Motor Corp.	23,800	1,463,213
Total		44,001,325
NETHERLANDS 3.3%
ING Groep NV-CVA (a)	243,747	3,570,367

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
Koninklijke Ahold NV	182,084	$3,216,188
Total		6,786,555
NORWAY 2.9%
Atea ASA	130,762	1,360,658
DNB ASA	109,899	1,825,005
Electromagnetic GeoServices (a)	258,155	131,737
Kongsberg Automotive ASA (a)	1,478,910	1,368,141
Leroy Seafood Group ASA	26,238	910,698
Spectrum ASA	99,319	448,783
Total		6,045,022
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)	829,472	41,256
SINGAPORE 1.7%
DBS Group Holdings Ltd.	225,000	3,419,331
SOUTH KOREA 1.9%
GS Home Shopping, Inc.	6,077	1,172,031
Hyundai Home Shopping Network Corp.	11,672	1,431,949
LF Corp.	42,134	1,215,057
Total		3,819,037
SPAIN 3.7%
Banco Santander SA	239,861	2,162,052
Endesa SA	115,065	2,224,141
Iberdrola SA	431,802	3,192,552
Total		7,578,745
SWEDEN 2.3%
Nordea Bank AB	218,981	2,735,592
Saab AB, Class B	70,525	1,969,182
Total		4,704,774
SWITZERLAND 3.8%
Autoneum Holding AG	9,813	1,708,198
Baloise Holding AG, Registered Shares	17,079	2,230,654
Nestlé SA, Registered Shares	11,532	865,870
Zurich Insurance Group AG	9,847	3,085,818
Total		7,890,540
TAIWAN 1.0%
Pegatron Corp.	546,000	1,265,878

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Wistron NeWeb Corp.	450,100	$873,728
Total		2,139,606
UNITED KINGDOM 18.2%
AstraZeneca PLC	27,275	2,036,449
AstraZeneca PLC, ADR	16,098	1,193,989
Aviva PLC	309,180	2,453,330
BP PLC	409,008	2,684,533
Close Brothers Group PLC	70,668	1,674,516
Crest Nicholson Holdings PLC	256,962	1,441,336
DCC PLC	34,316	1,908,752
HSBC Holdings PLC	458,810	4,565,131
Intermediate Capital Group PLC	215,199	1,544,567
KAZ Minerals PLC (a)	344,972	1,272,755
Rio Tinto PLC	28,327	1,324,084
Royal Dutch Shell PLC, Class B	219,930	7,636,685
Shire PLC	28,785	2,048,926
Vodafone Group PLC	1,084,317	3,962,418
Xchanging PLC	551,170	1,474,338
Total		37,221,809
UNITED STATES 3.4%
Alkermes PLC (a)	10,049	552,896
ARIAD Pharmaceuticals, Inc. (a)	57,144	406,294
Arrowhead Research Corp. (a)	63,116	367,335
Auspex Pharmaceuticals, Inc. (a)	15,126	366,503
AVANIR Pharmaceuticals, Inc. (a)	30,009	447,734
BioMarin Pharmaceutical, Inc. (a)	4,654	417,557
Celgene Corp. (a)	5,648	642,121
Dynavax Technologies Corp. (a)	23,285	346,003
Insmed, Inc. (a)	28,739	405,507
Keryx Biopharmaceuticals, Inc. (a)	18,401	292,576
Pharmacyclics, Inc. (a)	2,316	322,827
Puma Biotechnology, Inc. (a)	1,699	385,707
Receptos, Inc. (a)	2,421	327,562
Regulus Therapeutics, Inc. (a)	18,303	342,998
Stillwater Mining Co. (a)	69,098	907,257
Vertex Pharmaceuticals, Inc. (a)	3,521	415,056
Total		6,945,933
Total Common Stocks (Cost: $195,051,190)		$196,682,227

	Shares	Value

Exchange-Traded Funds 3.2%
iShares MSCI EAFE ETF	100,510	$6,431,635
Total Exchange-Traded Funds (Cost: $6,345,222)		$6,431,635

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.104% (c)(d)	625,838	$625,838
Total Money Market Funds (Cost: $625,838)		$625,838
Total Investments
(Cost: $202,022,250) (e)		$203,739,700(f)
Other Assets & Liabilities, Net		920,941
Net Assets		$204,660,641

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Toronto Dominion	12/29/2014	3,820,000 CAD	3,381,303 USD	42,863	—
Toronto Dominion	12/29/2014	778,000 CHF	807,074 USD	1,569	—
Toronto Dominion	12/29/2014	7,397,000 ILS	1,949,008 USD	49,521	—
Toronto Dominion	12/29/2014	359,086,000 JPY	3,139,513 USD	113,072	—
Toronto Dominion	12/29/2014	5,075,643,000 KRW	4,689,264 USD	133,818	—
Toronto Dominion	12/29/2014	23,026,000 NOK	3,377,473 USD	98,507	—
Toronto Dominion	12/29/2014	49,971,000 TWD	1,638,662 USD	26,772	—
Toronto Dominion	12/29/2014	12,473,000 TWD	395,968 USD	—	(6,367)
Toronto Dominion	12/29/2014	7,721,838 USD	8,906,000 AUD	—	(158,552)
Toronto Dominion	12/29/2014	820,076 USD	4,878,000 DKK	—	(4,721)
Toronto Dominion	12/29/2014	1,929,342 USD	1,545,000 EUR	—	(7,934)
Toronto Dominion	12/29/2014	10,443,280 USD	6,551,000 GBP	—	(212,145)
Toronto Dominion	12/29/2014	1,011,824 USD	62,556,000 INR	—	(10,714)
Toronto Dominion	12/29/2014	1,021,113 USD	1,322,000 NZD	12,903	—
Toronto Dominion	12/29/2014	1,238,269 USD	9,140,000 SEK	—	(12,418)
Toronto Dominion	12/29/2014	819,328 USD	1,055,000 SGD	—	(10,573)
Total				479,025	(423,424)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $41,256, which represents 0.02% of net assets.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,008,820	47,077,400	(47,460,382)	625,838	702	625,838

(e)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $202,022,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,685,000
Unrealized Depreciation	(14,967,000)
Net Unrealized Appreciation	$1,718,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc

DKK	Danish Kroner
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupiah
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	24,918,692	—	24,918,692
Consumer Staples	763,599	8,120,045	—	8,883,644
Energy	1,635,323	17,843,535	—	19,478,858
Financials	—	68,082,237	41,256	68,123,493
Health Care	7,572,164	11,983,351	—	19,555,515
Industrials	—	18,640,720	—	18,640,720
Information Technology	—	9,090,782	—	9,090,782
Materials	907,257	6,697,030	—	7,604,287
Telecommunication Services	—	12,471,947	—	12,471,947
Utilities	—	7,914,289	—	7,914,289
Exchange-Traded Funds	6,431,635	—	—	6,431,635
Total Equity Securities	17,309,978	185,762,628	41,256	203,113,862
Mutual Funds
Money Market Funds	625,838	—	—	625,838
Total Mutual Funds	625,838	—	—	625,838
Investments in Securities	17,935,816	185,762,628	41,256	203,739,700
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	479,025	—	479,025
Liabilities
Forward Foreign Currency Exchange Contracts	—	(423,424)	—	(423,424)
Total	17,935,816	185,818,229	41,256	203,795,301

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants.

Portfolio of Investments

Columbia Large Cap Enhanced Core Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
CONSUMER DISCRETIONARY 11.1%
Auto Components 0.9%
Delphi Automotive PLC	47,500	$3,465,125
Hotels, Restaurants & Leisure 1.1%
Marriott International, Inc., Class A	15,800	1,244,882
Wyndham Worldwide Corp.	38,200	3,184,352
Total		4,429,234
Household Durables 0.1%
Newell Rubbermaid, Inc.	13,700	497,447
Internet & Catalog Retail 0.9%
Expedia, Inc.	35,200	3,066,272
Priceline Group, Inc. (The) (a)	440	510,484
Total		3,576,756
Media 3.8%
Comcast Corp., Class A	102,000	5,818,080
DIRECTV (a)	27,600	2,420,796
News Corp., Class A (a)	194,400	3,017,088
Walt Disney Co. (The)	37,100	3,432,121
Total		14,688,085
Specialty Retail 4.1%
Best Buy Co., Inc.	89,600	3,531,136
GameStop Corp., Class A	50,000	1,890,500
Home Depot, Inc. (The)	58,600	5,824,840
Lowe’s Companies, Inc.	69,800	4,455,334
Total		15,701,810
Textiles, Apparel & Luxury Goods 0.2%
VF Corp.	10,500	789,285
TOTAL CONSUMER DISCRETIONARY		43,147,742
CONSUMER STAPLES 9.4%
Beverages 1.2%
Coca-Cola Co. (The)	12,900	578,307
Dr. Pepper Snapple Group, Inc.	42,200	3,122,800
PepsiCo, Inc.	7,900	790,790
Total		4,491,897
Food & Staples Retailing 2.1%
CVS Health Corp.	45,900	4,193,424
Kroger Co. (The)	65,900	3,943,456
Total		8,136,880

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.9%
Archer-Daniels-Midland Co.	69,800	$3,677,064
Kellogg Co.	11,900	788,375
Tyson Foods, Inc., Class A	72,500	3,069,650
Total		7,535,089
Household Products 1.5%
Kimberly-Clark Corp.	29,700	3,462,723
Procter & Gamble Co. (The)	23,700	2,143,191
Total		5,605,914
Tobacco 2.7%
Altria Group, Inc.	102,000	5,126,520
Philip Morris International, Inc.	62,000	5,389,660
Total		10,516,180
TOTAL CONSUMER STAPLES		36,285,960
ENERGY 8.0%
Energy Equipment & Services 1.0%
Halliburton Co.	18,200	768,040
National Oilwell Varco, Inc.	44,800	3,003,392
Total		3,771,432
Oil, Gas & Consumable Fuels 7.0%
Chevron Corp.	63,500	6,913,245
ConocoPhillips	63,200	4,175,624
EOG Resources, Inc.	34,300	2,974,496
Exxon Mobil Corp.	58,300	5,278,482
Hess Corp.	31,500	2,297,295
Marathon Oil Corp.	73,800	2,134,296
Valero Energy Corp.	69,100	3,358,951
Total		27,132,389
TOTAL ENERGY		30,903,821
FINANCIALS 15.6%
Banks 4.7%
Bank of America Corp.	25,800	439,632
Citigroup, Inc.	112,100	6,050,037
JPMorgan Chase & Co.	120,900	7,273,344
KeyCorp	145,000	1,957,500
Wells Fargo & Co.	44,100	2,402,568
Total		18,123,081
Capital Markets 1.4%
BlackRock, Inc.	6,550	2,351,974
Invesco Ltd.	77,700	3,135,972
Total		5,487,946

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 1.8%
Capital One Financial Corp.	45,100	$3,752,320
Navient Corp.	152,400	3,194,304
Total		6,946,624
Diversified Financial Services 2.2%
Berkshire Hathaway, Inc., Class B (a)	35,300	5,248,757
Moody’s Corp.	32,200	3,252,522
Total		8,501,279
Insurance 3.7%
ACE Ltd.	13,300	1,520,722
Aon PLC	36,100	3,338,889
Assurant, Inc.	42,900	2,899,611
Lincoln National Corp.	54,300	3,075,009
Prudential Financial, Inc.	11,300	960,274
Travelers Companies, Inc. (The)	22,400	2,339,680
Total		14,134,185
Real Estate Investment Trusts (REITs) 1.8%
Host Hotels & Resorts, Inc.	130,300	3,028,172
Simon Property Group, Inc.	22,300	4,031,840
Total		7,060,012
TOTAL FINANCIALS		60,253,127
HEALTH CARE 14.2%
Biotechnology 2.7%
Biogen Idec, Inc. (a)	6,100	1,876,909
Celgene Corp. (a)	23,700	2,694,453
Gilead Sciences, Inc. (a)	43,300	4,343,856
Vertex Pharmaceuticals, Inc. (a)	11,600	1,367,408
Total		10,282,626
Health Care Equipment & Supplies 2.8%
Becton Dickinson and Co.	7,600	1,066,508
CR Bard, Inc.	19,800	3,313,530
Edwards Lifesciences Corp. (a)	24,200	3,138,256
Medtronic, Inc.	44,900	3,316,763
Total		10,835,057
Health Care Providers & Services 2.7%
Aetna, Inc.	39,600	3,454,704
AmerisourceBergen Corp.	33,800	3,077,490
WellPoint, Inc.	29,100	3,722,181
Total		10,254,375
Pharmaceuticals 6.0%
AbbVie, Inc.	17,100	1,183,320
Johnson & Johnson	81,800	8,854,850

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Merck & Co., Inc.	107,600	$6,499,040
Pfizer, Inc.	219,900	6,849,885
Total		23,387,095
TOTAL HEALTH CARE		54,759,153
INDUSTRIALS 10.5%
Aerospace & Defense 4.0%
General Dynamics Corp.	27,600	4,011,936
L-3 Communications Holdings, Inc.	24,800	3,090,080
Lockheed Martin Corp.	21,000	4,022,760
Northrop Grumman Corp.	25,100	3,537,343
Raytheon Co.	5,600	597,520
Total		15,259,639
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	27,400	3,011,808
Airlines 1.5%
Delta Air Lines, Inc.	58,400	2,725,528
Southwest Airlines Co.	77,600	3,245,232
Total		5,970,760
Commercial Services & Supplies 0.1%
Cintas Corp.	6,100	446,215
Electrical Equipment 0.9%
Emerson Electric Co.	56,600	3,608,250
Industrial Conglomerates 2.0%
3M Co.	31,700	5,074,853
General Electric Co.	101,300	2,683,437
Total		7,758,290
Machinery 1.2%
Caterpillar, Inc.	38,200	3,842,920
Parker-Hannifin Corp.	6,600	851,598
Total		4,694,518
TOTAL INDUSTRIALS		40,749,480
INFORMATION TECHNOLOGY 19.5%
Communications Equipment 2.9%
Cisco Systems, Inc.	219,900	6,078,036
QUALCOMM, Inc.	70,100	5,110,290
Total		11,188,326

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 2.8%
eBay, Inc. (a)	18,600	$1,020,768
Facebook, Inc., Class A (a)	37,600	2,921,520
Google, Inc., Class A (a)	3,125	1,715,875
Google, Inc., Class C (a)	3,275	1,774,493
VeriSign, Inc. (a)	55,300	3,323,530
Total		10,756,186
IT Services 2.0%
International Business Machines Corp.	1,900	308,123
MasterCard, Inc., Class A	55,300	4,827,137
Visa, Inc., Class A	9,900	2,556,081
Total		7,691,341
Semiconductors & Semiconductor Equipment 1.7%
Altera Corp.	13,300	500,346
Applied Materials, Inc.	49,700	1,195,285
Broadcom Corp., Class A	19,800	853,974
Intel Corp.	20,400	759,900
NVIDIA Corp.	76,900	1,612,593
Xilinx, Inc.	38,200	1,735,808
Total		6,657,906
Software 5.2%
Electronic Arts, Inc. (a)	78,100	3,430,933
Microsoft Corp. (b)	225,100	10,762,031
Oracle Corp.	135,600	5,750,796
Total		19,943,760
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	149,875	17,824,634
Hewlett-Packard Co.	31,500	1,230,390
Total		19,055,024
TOTAL INFORMATION TECHNOLOGY		75,292,543
MATERIALS 3.2%
Chemicals 1.6%
International Flavors & Fragrances, Inc.	30,100	3,045,217
LyondellBasell Industries NV, Class A	41,100	3,241,146
Total		6,286,363
Containers & Packaging 0.7%
Ball Corp.	43,300	2,904,131

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 0.9%
International Paper Co.	61,900	$3,331,458
TOTAL MATERIALS		12,521,952
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	129,700	4,588,786
CenturyLink, Inc.	82,400	3,359,448
Verizon Communications, Inc.	30,900	1,563,231
Total		9,511,465
TOTAL TELECOMMUNICATION SERVICES		9,511,465
UTILITIES 3.0%
Electric Utilities 1.3%
Edison International	29,100	1,849,596
Entergy Corp.	37,600	3,154,640
Total		5,004,236
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	131,700	1,826,679
Multi-Utilities 1.2%
Ameren Corp.	30,800	1,327,788
Public Service Enterprise Group, Inc.	81,600	3,409,248
Total		4,737,036
TOTAL UTILITIES		11,567,951
Total Common Stocks (Cost: $277,390,190)		$374,993,194

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.104% (c)(d)	10,408,782	$10,408,782
Total Money Market Funds (Cost: $10,408,782)		$10,408,782
Total Investments
(Cost: $287,798,972) (e)		$385,401,976(f)
Other Assets & Liabilities, Net		1,228,529
Net Assets		$386,630,505

Investments in Derivatives Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, securities totaling $631,092 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	20	USD	10,331,500	12/2014	240,555	—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,596,363	131,504,808	(126,692,389)	10,408,782	6,190	10,408,782

(e)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $287,799,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$100,071,000
Unrealized Depreciation	(2,468,000)
Net Unrealized Appreciation	$97,603,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	43,147,742	—	—	43,147,742
Consumer Staples	36,285,960	—	—	36,285,960
Energy	30,903,821	—	—	30,903,821
Financials	60,253,127	—	—	60,253,127
Health Care	54,759,153	—	—	54,759,153
Industrials	40,749,480	—	—	40,749,480
Information Technology	75,292,543	—	—	75,292,543
Materials	12,521,952	—	—	12,521,952
Telecommunication Services	9,511,465	—	—	9,511,465
Utilities	11,567,951	—	—	11,567,951
Total Equity Securities	374,993,194	—	—	374,993,194
Mutual Funds
Money Market Funds	10,408,782	—	—	10,408,782
Total Mutual Funds	10,408,782	—	—	10,408,782
Investments in Securities	385,401,976	—	—	385,401,976
Derivatives
Assets
Futures Contracts	240,555	—	—	240,555
Total	385,642,531	—	—	385,642,531

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Index Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%
CONSUMER DISCRETIONARY 11.6%
Auto Components 0.4%
BorgWarner, Inc.	42,654	$2,412,511
Delphi Automotive PLC	55,957	4,082,063
Goodyear Tire & Rubber Co. (The)	51,410	1,409,148
Johnson Controls, Inc.	124,373	6,218,650
Total		14,122,372
Automobiles 0.6%
Ford Motor Co.	724,296	11,393,176
General Motors Co.	251,729	8,415,300
Harley-Davidson, Inc.	40,614	2,829,984
Total		22,638,460
Distributors 0.1%
Genuine Parts Co.	28,593	2,938,789
Diversified Consumer Services —%
H&R Block, Inc.	51,370	1,728,087
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	84,107	3,714,165
Chipotle Mexican Grill, Inc. (a)	5,789	3,841,696
Darden Restaurants, Inc.	24,709	1,408,166
Marriott International, Inc., Class A	40,697	3,206,517
McDonald’s Corp.	183,376	17,752,631
Starbucks Corp.	140,287	11,392,707
Starwood Hotels & Resorts Worldwide, Inc.	33,377	2,636,783
Wyndham Worldwide Corp.	23,373	1,948,373
Wynn Resorts Ltd.	15,143	2,704,691
Yum! Brands, Inc.	82,105	6,342,611
Total		54,948,340
Household Durables 0.4%
D.R. Horton, Inc.	61,940	1,578,850
Garmin Ltd.	22,662	1,298,533
Harman International Industries, Inc.	12,720	1,380,502
Leggett & Platt, Inc.	25,632	1,078,851
Lennar Corp., Class A	33,210	1,568,840
Mohawk Industries, Inc. (a)	11,560	1,775,500
Newell Rubbermaid, Inc.	51,136	1,856,748
PulteGroup, Inc.	63,184	1,366,670
Whirlpool Corp.	14,564	2,711,380
Total		14,615,874
Internet & Catalog Retail 1.2%
Amazon.com, Inc. (a)	70,756	23,960,812
Expedia, Inc.	18,529	1,614,061

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
Netflix, Inc. (a)	11,222	$3,889,433
Priceline Group, Inc. (The) (a)	9,789	11,357,100
TripAdvisor, Inc. (a)	20,796	1,531,625
Total		42,353,031
Leisure Products 0.1%
Hasbro, Inc.	21,422	1,268,182
Mattel, Inc.	63,090	1,990,490
Total		3,258,672

Media 3.4%
Cablevision Systems Corp., Class A	40,508	823,123
CBS Corp., Class B Non Voting	90,513	4,967,353
Comcast Corp., Class A	483,321	27,568,630
DIRECTV (a)	93,791	8,226,409
Discovery Communications, Inc., Class A (a)	27,632	964,357
Discovery Communications, Inc., Class C (a)	51,032	1,735,598
Gannett Co., Inc.	42,140	1,371,657
Interpublic Group of Companies, Inc. (The)	78,695	1,596,722
News Corp., Class A (a)	92,991	1,443,220
Omnicom Group, Inc.	46,903	3,624,195
Scripps Networks Interactive, Inc., Class A	19,367	1,513,918
Time Warner Cable, Inc.	52,033	7,767,486
Time Warner, Inc.	159,637	13,588,301
Twenty-First Century Fox, Inc., Class A	351,729	12,943,627
Viacom, Inc., Class B	71,101	5,377,369
Walt Disney Co. (The)	294,914	27,282,494
Total		120,794,459
Multiline Retail 0.7%
Dollar General Corp. (a)	56,661	3,781,555
Dollar Tree, Inc. (a)	38,403	2,625,229
Family Dollar Stores, Inc.	17,872	1,412,782
Kohl’s Corp.	38,220	2,278,676
Macy’s, Inc.	65,951	4,280,880
Nordstrom, Inc.	26,617	2,032,474
Target Corp.	118,343	8,757,382
Total		25,168,978
Specialty Retail 2.2%
AutoNation, Inc. (a)	14,614	868,656
AutoZone, Inc. (a)	6,087	3,516,521
Bed Bath & Beyond, Inc. (a)	34,571	2,536,474
Best Buy Co., Inc.	54,194	2,135,786
CarMax, Inc. (a)	40,940	2,332,761

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
GameStop Corp., Class A	21,042	$795,598
Gap, Inc. (The)	51,165	2,026,134
Home Depot, Inc. (The)	251,352	24,984,389
L Brands, Inc.	45,856	3,709,750
Lowe’s Companies, Inc.	184,343	11,766,614
O’Reilly Automotive, Inc. (a)	19,379	3,541,319
PetSmart, Inc.	18,551	1,461,077
Ross Stores, Inc.	39,182	3,584,369
Staples, Inc.	120,303	1,691,460
Tiffany & Co.	21,004	2,266,752
TJX Companies, Inc. (The)	129,403	8,561,303
Tractor Supply Co.	25,710	1,977,870
Urban Outfitters, Inc. (a)	19,070	616,342
Total		78,373,175
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	51,284	1,903,662
Fossil Group, Inc. (a)	8,691	970,959
Michael Kors Holdings Ltd. (a)	38,330	2,940,294
Nike, Inc., Class B	131,349	13,041,642
PVH Corp.	15,390	1,956,685
Ralph Lauren Corp.	11,330	2,094,917
Under Armour, Inc., Class A (a)	31,070	2,252,264
VF Corp.	64,402	4,841,098
Total		30,001,521
TOTAL CONSUMER DISCRETIONARY		410,941,758
CONSUMER STAPLES 9.6%
Beverages 2.2%
Brown-Forman Corp., Class B	29,499	2,862,878
Coca-Cola Co. (The)	737,164	33,047,062
Coca-Cola Enterprises, Inc.	42,190	1,853,829
Constellation Brands, Inc., Class A (a)	31,297	3,017,031
Dr. Pepper Snapple Group, Inc.	36,439	2,696,486
Molson Coors Brewing Co., Class B	29,729	2,299,538
Monster Beverage Corp. (a)	26,848	3,011,003
PepsiCo, Inc.	281,387	28,166,839
Total		76,954,666
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	81,848	11,632,238
CVS Health Corp.	216,278	19,759,158
Kroger Co. (The)	91,302	5,463,512
Safeway, Inc.	43,026	1,499,026
SYSCO Corp.	109,579	4,411,650
Wal-Mart Stores, Inc.	294,881	25,813,883

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Walgreen Co.	164,342	$11,275,504
Whole Foods Market, Inc.	67,465	3,307,809
Total		83,162,780
Food Products 1.6%
Archer-Daniels-Midland Co.	120,547	6,350,416
Campbell Soup Co.	33,416	1,513,076
ConAgra Foods, Inc.	78,902	2,881,501
General Mills, Inc.	114,389	6,034,020
Hershey Co. (The)	27,863	2,794,102
Hormel Foods Corp.	25,097	1,332,149
JM Smucker Co. (The)	19,011	1,949,958
Kellogg Co.	47,749	3,163,371
Keurig Green Mountain, Inc.	22,750	3,233,685
Kraft Foods Group, Inc.	110,923	6,674,237
McCormick & Co., Inc.	24,243	1,801,982
Mead Johnson Nutrition Co.	37,758	3,920,791
Mondelez International, Inc., Class A	314,837	12,341,610
Tyson Foods, Inc., Class A	54,697	2,315,871
Total		56,306,769
Household Products 1.9%
Clorox Co. (The)	24,064	2,445,384
Colgate-Palmolive Co.	160,325	11,157,017
Kimberly-Clark Corp.	69,829	8,141,363
Procter & Gamble Co. (The)	505,655	45,726,381
Total		67,470,145
Personal Products 0.1%
Avon Products, Inc.	81,169	793,833
Estee Lauder Companies, Inc. (The), Class A	42,018	3,115,214
Total		3,909,047
Tobacco 1.5%
Altria Group, Inc.	370,403	18,616,455
Lorillard, Inc.	67,231	4,244,965
Philip Morris International, Inc.	291,727	25,359,828
Reynolds American, Inc.	57,550	3,793,121
Total		52,014,369
TOTAL CONSUMER STAPLES		339,817,776
ENERGY 8.2%
Energy Equipment & Services 1.4%
Baker Hughes, Inc.	81,247	4,631,079
Cameron International Corp. (a)	37,891	1,943,050
Diamond Offshore Drilling, Inc.	12,548	368,535

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Ensco PLC, Class A	43,645	$1,475,201
FMC Technologies, Inc. (a)	43,861	2,095,240
Halliburton Co.	158,832	6,702,710
Helmerich & Payne, Inc.	20,208	1,405,466
Nabors Industries Ltd.	54,042	709,031
National Oilwell Varco, Inc.	80,347	5,386,463
Noble Corp. PLC	47,480	854,165
Schlumberger Ltd.	242,105	20,808,925
Transocean Ltd.	63,580	1,335,816
Total		47,715,681
Oil, Gas & Consumable Fuels 6.8%
Anadarko Petroleum Corp.	94,489	7,478,804
Apache Corp.	71,425	4,577,628
Cabot Oil & Gas Corp.	77,933	2,574,906
Chesapeake Energy Corp.	96,975	1,964,714
Chevron Corp.	354,620	38,607,479
Cimarex Energy Co.	16,250	1,705,438
ConocoPhillips	229,624	15,171,258
CONSOL Energy, Inc.	42,983	1,681,925
Denbury Resources, Inc.	65,788	543,409
Devon Energy Corp.	71,819	4,235,166
EOG Resources, Inc.	102,234	8,865,732
EQT Corp.	28,290	2,573,824
Exxon Mobil Corp. (b)	796,425	72,108,319
Hess Corp.	48,847	3,562,412
Kinder Morgan Management LLC (c)(d)(e)	1	—
Kinder Morgan, Inc.	316,572	13,090,252
Marathon Oil Corp.	125,960	3,642,763
Marathon Petroleum Corp.	52,910	4,766,662
Murphy Oil Corp.	31,168	1,509,155
Newfield Exploration Co. (a)	25,520	694,910
Noble Energy, Inc.	67,275	3,308,585
Occidental Petroleum Corp.	145,599	11,614,432
ONEOK, Inc.	38,842	2,103,683
Phillips 66	104,370	7,621,097
Pioneer Natural Resources Co.	26,721	3,827,249
QEP Resources, Inc.	30,946	632,536
Range Resources Corp.	31,509	2,068,566
Southwestern Energy Co. (a)	65,950	2,122,271
Spectra Energy Corp.	125,291	4,746,023
Tesoro Corp.	23,953	1,835,279
Valero Energy Corp.	98,598	4,792,849

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Williams Companies, Inc. (The)	125,605	$6,500,059
Total		240,527,385
TOTAL ENERGY		288,243,066
FINANCIALS 15.9%
Banks 5.7%
Bank of America Corp.	1,963,827	33,463,612
BB&T Corp.	134,377	5,051,231
Citigroup, Inc.	566,181	30,556,789
Comerica, Inc.	33,765	1,573,787
Fifth Third Bancorp	155,793	3,134,555
Huntington Bancshares, Inc.	152,572	1,542,503
JPMorgan Chase & Co.	702,412	42,257,106
KeyCorp	163,750	2,210,625
M&T Bank Corp.	24,647	3,106,015
PNC Financial Services Group, Inc. (The)	100,955	8,830,534
Regions Financial Corp.	257,438	2,592,401
SunTrust Banks, Inc.	99,150	3,895,603
U.S. Bancorp	336,510	14,873,742
Wells Fargo & Co.	887,159	48,332,422
Zions Bancorporation	37,871	1,062,660
Total		202,483,585
Capital Markets 2.2%
Affiliated Managers Group, Inc. (a)	10,370	2,111,228
Ameriprise Financial, Inc. (f)	34,961	4,606,811
Bank of New York Mellon Corp. (The)	211,327	8,459,420
BlackRock, Inc.	23,557	8,458,848
Charles Schwab Corp. (The)	214,195	6,066,002
E*TRADE Financial Corp. (a)	53,919	1,229,892
Franklin Resources, Inc.	73,565	4,182,906
Goldman Sachs Group, Inc. (The)	76,521	14,417,322
Invesco Ltd.	80,798	3,261,007
Legg Mason, Inc.	19,029	1,079,896
Morgan Stanley	285,990	10,061,128
Northern Trust Corp.	41,357	2,801,110
State Street Corp.	79,091	6,068,652
T. Rowe Price Group, Inc.	49,130	4,100,881
Total		76,905,103
Consumer Finance 0.9%
American Express Co.	168,081	15,534,046
Capital One Financial Corp.	104,827	8,721,606
Discover Financial Services	86,259	5,654,278
Navient Corp.	78,330	1,641,797
Total		31,551,727

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B (a)	340,445	$50,620,767
CME Group, Inc.	58,991	4,992,998
Intercontinental Exchange, Inc.	21,181	4,786,694
Leucadia National Corp.	59,189	1,369,042
McGraw Hill Financial, Inc.	50,589	4,728,048
Moody’s Corp.	34,706	3,505,653
NASDAQ OMX Group, Inc. (The)	22,053	990,400
Total		70,993,602
Insurance 2.7%
ACE Ltd.	62,687	7,167,632
Aflac, Inc.	84,609	5,053,696
Allstate Corp. (The)	80,937	5,515,857
American International Group, Inc.	266,473	14,602,720
Aon PLC	54,244	5,017,028
Assurant, Inc.	13,329	900,907
Chubb Corp. (The)	44,915	4,628,491
Cincinnati Financial Corp.	27,505	1,401,380
Genworth Financial, Inc., Class A (a)	92,738	842,988
Hartford Financial Services Group, Inc. (The)	83,623	3,453,630
Lincoln National Corp.	48,751	2,760,769
Loews Corp.	56,934	2,370,732
Marsh & McLennan Companies, Inc.	101,655	5,752,656
MetLife, Inc.	210,043	11,680,491
Principal Financial Group, Inc.	51,045	2,719,167
Progressive Corp. (The)	100,517	2,738,083
Prudential Financial, Inc.	85,903	7,300,037
Torchmark Corp.	24,386	1,310,747
Travelers Companies, Inc. (The)	63,314	6,613,147
Unum Group	47,587	1,580,840
XL Group PLC	49,585	1,761,259
Total		95,172,257
Real Estate Investment Trusts (REITs) 2.3%
American Tower Corp.	73,983	7,768,955
Apartment Investment & Management Co., Class A	27,284	1,016,329
AvalonBay Communities, Inc.	24,502	3,939,677
Boston Properties, Inc.	28,593	3,706,797
Crown Castle International Corp.	62,348	5,180,495
Equity Residential	67,555	4,785,596
Essex Property Trust, Inc.	11,860	2,400,583
General Growth Properties, Inc.	117,190	3,136,004
HCP, Inc.	85,688	3,838,823
Health Care REIT, Inc.	60,518	4,457,756
Host Hotels & Resorts, Inc.	141,360	3,285,206

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.	34,421	$1,308,342
Kimco Realty Corp.	76,761	1,953,568
Macerich Co. (The)	26,278	2,078,064
Plum Creek Timber Co., Inc.	33,081	1,378,816
ProLogis, Inc.	93,369	3,947,641
Public Storage	27,078	5,080,645
Simon Property Group, Inc.	58,040	10,493,632
Ventas, Inc.	54,963	3,932,603
Vornado Realty Trust	32,590	3,635,740
Weyerhaeuser Co.	98,661	3,483,720
Total		80,808,992
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	52,095	1,757,685
Thrifts & Mortgage Finance —%
Hudson City Bancorp, Inc.	89,859	879,720
People’s United Financial, Inc.	57,950	856,501
Total		1,736,221
TOTAL FINANCIALS		561,409,172
HEALTH CARE 14.0%
Biotechnology 2.9%
Alexion Pharmaceuticals, Inc. (a)	36,943	7,200,191
Amgen, Inc.	141,853	23,449,719
Biogen Idec, Inc. (a)	44,095	13,567,591
Celgene Corp. (a)	149,308	16,974,827
Gilead Sciences, Inc. (a)	282,301	28,320,436
Regeneron Pharmaceuticals, Inc. (a)	13,774	5,731,499
Vertex Pharmaceuticals, Inc. (a)	44,460	5,240,945
Total		100,485,208
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	280,811	12,498,898
Baxter International, Inc.	101,154	7,384,242
Becton Dickinson and Co.	35,826	5,027,463
Boston Scientific Corp. (a)	247,574	3,186,277
CareFusion Corp. (a)	37,888	2,241,833
Covidien PLC	84,370	8,521,370
CR Bard, Inc.	13,941	2,333,026
DENTSPLY International, Inc.	26,478	1,455,761
Edwards Lifesciences Corp. (a)	19,806	2,568,442
Intuitive Surgical, Inc. (a)	6,712	3,475,272
Medtronic, Inc.	182,924	13,512,596
St. Jude Medical, Inc.	53,169	3,613,365
Stryker Corp.	55,848	5,188,838

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc. (a)	19,273	$1,705,853
Zimmer Holdings, Inc.	31,549	3,542,637
Total		76,255,873
Health Care Providers & Services 2.2%
Aetna, Inc.	66,225	5,777,469
AmerisourceBergen Corp.	39,812	3,624,883
Cardinal Health, Inc.	62,866	5,166,957
CIGNA Corp.	49,265	5,068,876
DaVita HealthCare Partners, Inc. (a)	32,084	2,455,388
Express Scripts Holding Co. (a)	139,207	11,575,062
Five Star Quality Care, Inc. (c)(g)	—	1
Humana, Inc.	28,808	3,974,640
Laboratory Corp. of America Holdings (a)	15,858	1,659,381
McKesson Corp.	43,252	9,115,791
Patterson Companies, Inc.	16,162	778,685
Quest Diagnostics, Inc.	26,968	1,761,280
Tenet Healthcare Corp. (a)	18,285	878,594
UnitedHealth Group, Inc.	181,448	17,896,216
Universal Health Services, Inc., Class B	17,040	1,782,725
WellPoint, Inc.	51,214	6,550,783
Total		78,066,731
Health Care Technology 0.1%
Cerner Corp. (a)	56,686	3,650,578
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	62,283	2,661,976
PerkinElmer, Inc.	21,090	958,962
Thermo Fisher Scientific, Inc.	74,500	9,632,105
Waters Corp. (a)	15,678	1,817,080
Total		15,070,123
Pharmaceuticals 6.2%
AbbVie, Inc.	297,247	20,569,492
Actavis PLC (a)	49,352	13,355,145
Allergan, Inc.	55,500	11,870,895
Bristol-Myers Squibb Co.	309,610	18,282,471
Eli Lilly & Co.	183,613	12,507,718
Hospira, Inc. (a)	31,513	1,879,435
Johnson & Johnson	526,684	57,013,543
Mallinckrodt PLC (a)	21,150	1,950,453
Merck & Co., Inc.	538,698	32,537,359
Mylan, Inc. (a)	69,851	4,093,967
Perrigo Co. PLC	24,994	4,003,789

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Pfizer, Inc.	1,184,147	$36,886,179
Zoetis, Inc.	93,597	4,205,313
Total		219,155,759
TOTAL HEALTH CARE		492,684,272
INDUSTRIALS 10.2%
Aerospace & Defense 2.6%
Boeing Co. (The)	125,157	16,816,095
General Dynamics Corp.	59,308	8,621,011
Honeywell International, Inc.	146,142	14,478,288
L-3 Communications Holdings, Inc.	16,099	2,005,935
Lockheed Martin Corp.	50,377	9,650,218
Northrop Grumman Corp.	38,830	5,472,312
Precision Castparts Corp.	26,791	6,373,579
Raytheon Co.	58,029	6,191,694
Rockwell Collins, Inc.	25,232	2,158,093
Textron, Inc.	52,145	2,258,921
United Technologies Corp.	158,882	17,489,731
Total		91,515,877
Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	27,477	2,026,154
Expeditors International of Washington, Inc.	36,433	1,705,793
FedEx Corp.	49,574	8,833,095
United Parcel Service, Inc., Class B	131,362	14,439,311
Total		27,004,353
Airlines 0.4%
Delta Air Lines, Inc.	157,430	7,347,258
Southwest Airlines Co.	127,951	5,350,911
Total		12,698,169
Building Products 0.1%
Allegion PLC	17,942	966,177
Masco Corp.	66,571	1,611,018
Total		2,577,195
Commercial Services & Supplies 0.4%
ADT Corp. (The)	32,497	1,135,445
Cintas Corp.	18,041	1,319,699
Pitney Bowes, Inc.	37,871	932,384
Republic Services, Inc.	47,166	1,868,245
Stericycle, Inc. (a)	15,835	2,041,448
Tyco International PLC	78,155	3,352,850
Waste Management, Inc.	80,999	3,947,082
Total		14,597,153

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering 0.1%
Fluor Corp.	29,417	$1,823,560
Jacobs Engineering Group, Inc. (a)	24,852	1,154,375
Quanta Services, Inc. (a)	40,487	1,234,854
Total		4,212,789
Electrical Equipment 0.6%
AMETEK, Inc.	45,895	2,338,809
Eaton Corp. PLC	88,876	6,028,459
Emerson Electric Co.	130,333	8,308,729
Rockwell Automation, Inc.	25,750	2,971,807
Total		19,647,804
Industrial Conglomerates 2.3%
3M Co.	121,008	19,372,171
Danaher Corp.	113,842	9,512,637
General Electric Co.	1,873,821	49,637,518
Roper Industries, Inc.	18,686	2,949,025
Total		81,471,351
Machinery 1.5%
Caterpillar, Inc.	117,251	11,795,451
Cummins, Inc.	31,942	4,651,394
Deere & Co.	66,938	5,798,170
Dover Corp.	31,100	2,394,389
Flowserve Corp.	25,544	1,503,775
Illinois Tool Works, Inc.	68,125	6,467,106
Ingersoll-Rand PLC	49,956	3,150,225
Joy Global, Inc.	18,336	899,197
PACCAR, Inc.	66,250	4,440,075
Pall Corp.	19,949	1,917,298
Parker-Hannifin Corp.	27,786	3,585,228
Pentair PLC	35,965	2,327,295
Snap-On, Inc.	10,853	1,468,737
Stanley Black & Decker, Inc.	29,189	2,756,609
Xylem, Inc.	34,120	1,308,161
Total		54,463,110
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	6,788	861,737
Equifax, Inc.	22,744	1,809,285
Nielsen NV	56,815	2,373,163
Robert Half International, Inc.	25,679	1,458,310
Total		6,502,495
Road & Rail 1.0%
CSX Corp.	186,673	6,811,698
Kansas City Southern	20,607	2,450,996
Norfolk Southern Corp.	57,806	6,453,462

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Ryder System, Inc.	9,911	$946,699
Union Pacific Corp.	167,598	19,570,418
Total		36,233,273
Trading Companies & Distributors 0.2%
Fastenal Co.	50,983	2,304,432
United Rentals, Inc. (a)	17,910	2,029,382
WW Grainger, Inc.	11,372	2,793,873
Total		7,127,687
TOTAL INDUSTRIALS		358,051,256
INFORMATION TECHNOLOGY 19.4%
Communications Equipment 1.6%
Cisco Systems, Inc.	952,274	26,320,854
F5 Networks, Inc. (a)	13,833	1,787,085
Harris Corp.	19,563	1,402,080
Juniper Networks, Inc.	74,986	1,661,690
Motorola Solutions, Inc.	41,231	2,709,701
QUALCOMM, Inc.	312,999	22,817,627
Total		56,699,037
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	58,568	3,141,002
Corning, Inc.	241,095	5,067,817
FLIR Systems, Inc.	26,469	839,861
TE Connectivity Ltd.	76,431	4,906,870
Total		13,955,550
Internet Software & Services 3.2%
Akamai Technologies, Inc. (a)	33,267	2,149,381
eBay, Inc. (a)	210,938	11,576,277
Facebook, Inc., Class A (a)	388,860	30,214,422
Google, Inc., Class A (a)	53,054	29,130,890
Google, Inc., Class C (a)	53,054	28,746,249
VeriSign, Inc. (a)	21,017	1,263,122
Yahoo!, Inc. (a)	172,739	8,937,516
Total		112,017,857
IT Services 3.2%
Accenture PLC, Class A	117,887	10,177,185
Alliance Data Systems Corp. (a)	11,090	3,170,298
Automatic Data Processing, Inc.	89,810	7,691,328
Cognizant Technology Solutions Corp., Class A (a)	113,532	6,129,593
Computer Sciences Corp.	27,093	1,717,154
Fidelity National Information Services, Inc.	53,303	3,261,611
Fiserv, Inc. (a)	46,544	3,327,431

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
International Business Machines Corp.	173,262	$28,097,898
MasterCard, Inc., Class A	183,810	16,044,775
Paychex, Inc.	61,024	2,893,148
Teradata Corp. (a)	28,948	1,306,713
Total System Services, Inc.	30,862	1,018,137
Visa, Inc., Class A	91,936	23,736,956
Western Union Co. (The)	98,929	1,838,101
Xerox Corp.	202,425	2,825,853
Total		113,236,181
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	57,702	2,170,749
Analog Devices, Inc.	58,674	3,205,947
Applied Materials, Inc.	227,532	5,472,145
Avago Technologies Ltd.	47,010	4,390,734
Broadcom Corp., Class A	100,436	4,331,805
First Solar, Inc. (a)	14,035	684,908
Intel Corp.	924,590	34,440,977
KLA-Tencor Corp.	30,884	2,144,585
Lam Research Corp.	30,269	2,501,430
Linear Technology Corp.	44,543	2,050,314
Microchip Technology, Inc.	37,425	1,689,739
Micron Technology, Inc. (a)	199,976	7,189,137
NVIDIA Corp.	96,144	2,016,140
Texas Instruments, Inc.	199,369	10,849,661
Xilinx, Inc.	50,141	2,278,407
Total		85,416,678
Software 3.7%
Adobe Systems, Inc. (a)	88,243	6,501,744
Autodesk, Inc. (a)	42,433	2,630,846
CA, Inc.	59,844	1,864,141
Citrix Systems, Inc. (a)	30,712	2,036,513
Electronic Arts, Inc. (a)	58,381	2,564,677
Intuit, Inc.	53,018	4,976,800
Microsoft Corp.	1,538,787	73,569,406
Oracle Corp.	607,325	25,756,653
Red Hat, Inc. (a)	35,311	2,194,579
salesforce.com, Inc. (a)	107,502	6,436,145
Symantec Corp.	128,940	3,364,044
Total		131,895,548
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	1,118,229	132,990,975
EMC Corp.	378,853	11,498,189
Hewlett-Packard Co.	348,523	13,613,308
NetApp, Inc.	59,624	2,537,001

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
SanDisk Corp.	41,875	$4,332,388
Seagate Technology PLC	61,031	4,034,759
Western Digital Corp.	41,076	4,241,919
Total		173,248,539
TOTAL INFORMATION TECHNOLOGY		686,469,390
MATERIALS 3.1%
Chemicals 2.3%
Air Products & Chemicals, Inc.	35,800	5,149,114
Airgas, Inc.	12,523	1,448,035
CF Industries Holdings, Inc.	9,277	2,487,628
Dow Chemical Co. (The)	209,612	10,201,816
Eastman Chemical Co.	27,847	2,309,073
Ecolab, Inc.	50,358	5,486,504
EI du Pont de Nemours & Co.	170,922	12,203,831
FMC Corp.	24,865	1,352,656
International Flavors & Fragrances, Inc.	15,161	1,533,838
LyondellBasell Industries NV, Class A	79,408	6,262,115
Monsanto Co.	90,467	10,847,898
Mosaic Co. (The)	59,473	2,722,079
PPG Industries, Inc.	25,737	5,631,770
Praxair, Inc.	54,537	7,001,460
Sherwin-Williams Co. (The)	15,521	3,800,472
Sigma-Aldrich Corp.	22,219	3,035,115
Total		81,473,404
Construction Materials 0.1%
Martin Marietta Materials, Inc.	11,500	1,380,460
Vulcan Materials Co.	24,449	1,616,079
Total		2,996,539
Containers & Packaging 0.2%
Avery Dennison Corp.	17,499	866,376
Ball Corp.	25,857	1,734,229
Bemis Co., Inc.	18,654	745,041
MeadWestvaco Corp.	31,467	1,409,722
Owens-Illinois, Inc. (a)	30,782	789,250
Sealed Air Corp.	39,599	1,565,348
Total		7,109,966
Metals & Mining 0.4%
Alcoa, Inc.	219,680	3,798,267
Allegheny Technologies, Inc.	20,303	684,008
Freeport-McMoRan, Inc.	194,041	5,210,001
Newmont Mining Corp.	93,141	1,713,795

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Nucor Corp.	59,540	$3,193,130
Total		14,599,201
Paper & Forest Products 0.1%
International Paper Co.	79,750	4,292,145
TOTAL MATERIALS		110,471,255
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	968,475	34,264,646
CenturyLink, Inc.	106,477	4,341,067
Frontier Communications Corp.	187,141	1,319,344
Level 3 Communications, Inc. (a)	51,910	2,595,500
Verizon Communications, Inc.	774,116	39,162,529
Windstream Holdings, Inc.	112,548	1,137,860
Total		82,820,946
TOTAL TELECOMMUNICATION SERVICES		82,820,946
UTILITIES 3.0%
Electric Utilities 1.7%
American Electric Power Co., Inc.	91,255	5,251,725
Duke Energy Corp.	132,087	10,685,838
Edison International	60,846	3,867,372
Entergy Corp.	33,545	2,814,426
Exelon Corp.	160,453	5,803,585
FirstEnergy Corp.	78,497	2,894,969
NextEra Energy, Inc.	81,493	8,507,054
Northeast Utilities	59,006	2,988,064
Pepco Holdings, Inc.	46,879	1,289,173
Pinnacle West Capital Corp.	20,619	1,303,740
PPL Corp.	124,076	4,408,420
Southern Co. (The)	167,272	7,933,711
Xcel Energy, Inc.	94,381	3,203,291
Total		60,951,368

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities —%
AGL Resources, Inc.	22,313	$1,167,193
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	124,263	1,723,528
NRG Energy, Inc.	63,068	1,971,505
Total		3,695,033
Multi-Utilities 1.2%
Ameren Corp.	45,309	1,953,271
CenterPoint Energy, Inc.	80,259	1,921,400
CMS Energy Corp.	51,346	1,699,553
Consolidated Edison, Inc.	54,699	3,454,242
Dominion Resources, Inc.	108,815	7,894,528
DTE Energy Co.	33,057	2,692,823
Integrys Energy Group, Inc.	14,937	1,088,011
NiSource, Inc.	58,882	2,463,623
PG&E Corp.	88,039	4,445,970
Public Service Enterprise Group, Inc.	94,480	3,947,374
SCANA Corp.	26,526	1,512,778
Sempra Energy	43,163	4,822,602
TECO Energy, Inc.	43,570	863,993
Wisconsin Energy Corp.	42,115	2,080,481
Total		40,840,649
TOTAL UTILITIES		106,654,243
Total Common Stocks (Cost: $2,089,514,601)		$3,437,563,134

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.104% (f)(h)	96,288,738	$96,288,738
Total Money Market Funds (Cost: $96,288,738)		$96,288,738
Total Investments
(Cost: $2,185,803,339) (i)		$3,533,851,872(j)
Other Assets & Liabilities, Net		(2,208,565)
Net Assets		$3,531,643,307

Investments in Derivatives Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, securities totaling $6,437,394 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	185	USD	95,566,375	12/2014	4,967,179	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2014 was $1, which represents less than 0.01% of net assets. Information concerning such security holdings at November 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Five Star Quality Care, Inc.	01-02-2002	2
Kinder Morgan Management LLC	09-26-2002 - 05-20-2008	14

(d)	Negligible market value.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	1,179,415	5,589	(181,105)	71,552	1,075,451	61,969	4,606,811
Columbia Short-Term Cash Fund	42,522,199	314,693,468	(260,926,929)	—	96,288,738	49,531	96,288,738
Total	43,701,614	314,699,057	(261,108,034)	71,552	97,364,189	111,500	100,895,549

(g)	Represents fractional shares.
(h)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(i)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $2,185,803,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,480,981,000
Unrealized Depreciation	(132,932,000)
Net Unrealized Appreciation	$1,348,049,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	410,941,758	—	—		410,941,758
Consumer Staples	339,817,776	—	—		339,817,776
Energy	288,243,066	—	0	(a)	288,243,066
Financials	561,409,172	—	—		561,409,172
Health Care	492,684,271	1	—		492,684,272
Industrials	358,051,256	—	—		358,051,256
Information Technology	686,469,390	—	—		686,469,390
Materials	110,471,255	—	—		110,471,255
Telecommunication Services	82,820,946	—	—		82,820,946
Utilities	106,654,243	—	—		106,654,243
Total Equity Securities	3,437,563,133	1	0	(a)	3,437,563,134
Mutual Funds
Money Market Funds	96,288,738	—	—		96,288,738
Total Mutual Funds	96,288,738	—	—		96,288,738
Investments in Securities	3,533,851,871	1	0	(a)	3,533,851,872
Derivatives
Assets
Futures Contracts	4,967,179	—	—		4,967,179
Total	3,538,819,050	1	0	(a)	3,538,819,051

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Portfolio of Investments

Columbia Marsico 21st Century Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.7%
CONSUMER DISCRETIONARY 21.6%
Automobiles 1.2%
Tesla Motors, Inc. (a)	50,886	$12,442,645
Distributors 1.6%
LKQ Corp. (a)	560,628	16,286,243
Hotels, Restaurants & Leisure 8.4%
Chipotle Mexican Grill, Inc. (a)	7,940	5,269,143
Domino’s Pizza, Inc.	198,745	18,652,218
Dunkin’ Brands Group, Inc.	216,650	10,475,028
Starwood Hotels & Resorts Worldwide, Inc.	332,877	26,297,283
Wynn Resorts Ltd.	152,743	27,281,427
Total		87,975,099
Internet & Catalog Retail 1.1%
TripAdvisor, Inc. (a)	151,234	11,138,384
Media 8.6%
Comcast Corp., Class A	466,299	26,597,695
Time Warner, Inc.	324,253	27,600,415
Walt Disney Co. (The)	381,200	35,264,812
Total		89,462,922
Textiles, Apparel & Luxury Goods 0.7%
Under Armour, Inc., Class A (a)	102,291	7,415,075
TOTAL CONSUMER DISCRETIONARY		224,720,368
CONSUMER STAPLES 3.6%
Beverages 3.6%
Constellation Brands, Inc., Class A (a)	384,285	37,045,074
TOTAL CONSUMER STAPLES		37,045,074
ENERGY 2.5%
Energy Equipment & Services 0.8%
Schlumberger Ltd.	89,393	7,683,328
Oil, Gas & Consumable Fuels 1.7%
Antero Resources Corp. (a)	377,787	17,725,766
TOTAL ENERGY		25,409,094

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 6.2%
Banks 2.2%
City National Corp.	146,308	$11,293,514
First Republic Bank	225,911	11,641,194
Total		22,934,708
Capital Markets 4.0%
Charles Schwab Corp. (The)	591,541	16,752,441
Morgan Stanley	694,063	24,417,137
Total		41,169,578
TOTAL FINANCIALS		64,104,286
HEALTH CARE 15.2%
Biotechnology 11.0%
Alexion Pharmaceuticals, Inc. (a)	94,337	18,386,281
Alkermes PLC (a)	259,004	14,250,400
Biogen Idec, Inc. (a)	100,324	30,868,692
Gilead Sciences, Inc. (a)	474,262	47,577,964
Receptos, Inc. (a)	21,790	2,948,187
Total		114,031,524
Health Care Equipment & Supplies 0.6%
DexCom, Inc. (a)	116,113	5,975,175
Health Care Providers & Services 2.1%
Envision Healthcare Holdings, Inc. (a)	635,717	22,478,953
Pharmaceuticals 1.5%
Actavis PLC (a)	57,820	15,646,670
TOTAL HEALTH CARE		158,132,322
INDUSTRIALS 12.1%
Aerospace & Defense 5.8%
B/E Aerospace, Inc. (a)	230,706	17,965,076
General Dynamics Corp.	217,304	31,587,309
Lockheed Martin Corp.	55,287	10,590,778
Total		60,143,163
Airlines 1.3%
Delta Air Lines, Inc.	292,080	13,631,374
Professional Services 2.0%
IHS, Inc., Class A (a)	164,768	20,177,489

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 1.5%
Genesee & Wyoming, Inc., Class A (a)	162,367	$16,007,763
Trading Companies & Distributors 1.5%
Fastenal Co.	345,495	15,616,374
TOTAL INDUSTRIALS		125,576,163
INFORMATION TECHNOLOGY 26.5%
Internet Software & Services 12.6%
Alibaba Group Holding Ltd., ADR (a)	340,448	38,007,615
CoStar Group, Inc. (a)	62,403	10,624,735
Facebook, Inc., Class A (a)	700,994	54,467,234
LinkedIn Corp., Class A (a)	122,205	27,651,325
Total		130,750,909
IT Services 5.4%
FleetCor Technologies, Inc. (a)	179,919	27,327,897
MasterCard, Inc., Class A	333,450	29,106,850
Total		56,434,747
Semiconductors & Semiconductor Equipment 4.5%
ARM Holdings PLC	1,282,053	18,313,469
ASML Holding NV	268,717	28,398,013
Total		46,711,482
Software 4.0%
Electronic Arts, Inc. (a)	297,827	13,083,540
Salesforce.com, Inc. (a)	398,599	23,864,122
Workday, Inc., Class A (a)	55,792	4,856,694
Total		41,804,356
TOTAL INFORMATION TECHNOLOGY		275,701,494

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 5.8%
Chemicals 5.8%
Monsanto Co.	228,648	$27,417,182
Sherwin-Williams Co. (The)	134,201	32,860,457
Total		60,277,639
TOTAL MATERIALS		60,277,639
TELECOMMUNICATION SERVICES 2.2%
Wireless Telecommunication Services 2.2%
SBA Communications Corp., Class A (a)	186,054	22,637,190
TOTAL TELECOMMUNICATION SERVICES		22,637,190
Total Common Stocks (Cost: $719,628,935)		$993,603,630

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	31,608,665	$31,608,665
Total Money Market Funds (Cost: $31,608,665)		$31,608,665
Total Investments
(Cost: $751,237,600) (d)		$1,025,212,295(e)
Other Assets & Liabilities, Net		13,898,369
Net Assets		$1,039,110,664

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,487,581	365,289,003	(344,167,919)	31,608,665	22,101	31,608,665

(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $751,238,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$281,917,000
Unrealized Depreciation	(7,943,000)
Net Unrealized Appreciation	$273,974,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	224,720,368	—	—	224,720,368
Consumer Staples	37,045,074	—	—	37,045,074
Energy	25,409,094	—	—	25,409,094
Financials	64,104,286	—	—	64,104,286
Health Care	158,132,322	—	—	158,132,322
Industrials	125,576,163	—	—	125,576,163
Information Technology	257,388,025	18,313,469	—	275,701,494
Materials	60,277,639	—	—	60,277,639
Telecommunication Services	22,637,190	—	—	22,637,190
Total Equity Securities	975,290,161	18,313,469	—	993,603,630
Mutual Funds
Money Market Funds	31,608,665	—	—	31,608,665
Total Mutual Funds	31,608,665	—	—	31,608,665
Total	1,006,898,826	18,313,469	—	1,025,212,295

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Marsico Focused Equities Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 24.8%
Automobiles 2.3%
Tesla Motors, Inc. (a)	106,298	$25,991,987

Hotels, Restaurants & Leisure 10.6%
Starbucks Corp.	438,858	35,639,658
Starwood Hotels & Resorts Worldwide, Inc.	533,181	42,121,299
Wynn Resorts Ltd.	218,661	39,055,042
Total		116,815,999
Media 8.2%
Comcast Corp., Class A	735,852	41,972,998
Walt Disney Co. (The)	531,959	49,211,527
Total		91,184,525
Textiles, Apparel & Luxury Goods 3.7%
Nike, Inc., Class B	409,991	40,708,006
TOTAL CONSUMER DISCRETIONARY		274,700,517

ENERGY 0.6%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	70,006	6,017,016
TOTAL ENERGY		6,017,016

FINANCIALS 4.5%
Capital Markets 2.5%
Charles Schwab Corp. (The)	975,821	27,635,251

Consumer Finance 2.0%
American Express Co.	241,712	22,339,023
TOTAL FINANCIALS		49,974,274

HEALTH CARE 23.8%
Biotechnology 14.9%
Biogen Idec, Inc. (a)	159,253	49,000,556
Celgene Corp. (a)	242,408	27,559,365
Gilead Sciences, Inc. (a)	878,256	88,106,642
Total		164,666,563
Health Care Providers & Services 6.7%
HCA Holdings, Inc. (a)	609,874	42,502,119
UnitedHealth Group, Inc.	317,365	31,301,710
Total		73,803,829

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 2.2%
Pacira Pharmaceuticals, Inc. (a)	263,365	$24,737,874
TOTAL HEALTH CARE		263,208,266
INDUSTRIALS 8.0%
Aerospace & Defense 3.0%
General Dynamics Corp.	229,056	33,295,580
Road & Rail 5.0%
Canadian Pacific Railway Ltd.	288,019	55,633,750
TOTAL INDUSTRIALS		88,929,330
INFORMATION TECHNOLOGY 28.3%
Internet Software & Services 15.0%
Alibaba Group Holding Ltd., ADR (a)	511,085	57,057,529
Facebook, Inc., Class A (a)	856,184	66,525,497
Google, Inc., Class A (a)	56,821	31,199,275
LinkedIn Corp., Class A (a)	46,875	10,606,406
Total		165,388,707
IT Services 4.8%
Visa, Inc., Class A	207,804	53,652,915
Semiconductors & Semiconductor Equipment 3.1%
ASML Holding NV	324,436	34,286,396
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	503,132	59,837,489
TOTAL INFORMATION TECHNOLOGY		313,165,507
MATERIALS 7.9%
Chemicals 7.9%
Monsanto Co.	368,655	44,205,421
Sherwin-Williams Co. (The)	173,667	42,524,101
Total		86,729,522
TOTAL MATERIALS		86,729,522
Total Common Stocks (Cost: $714,919,852)		$1,082,724,432

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	9,204,101	$9,204,101
Total Money Market Funds (Cost: $9,204,101)		$9,204,101
Total Investments
(Cost: $724,123,953) (d)		$1,091,928,533(e)
Other Assets & Liabilities, Net		14,272,600
Net Assets		$1,106,201,133

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,368,987	368,218,194	(382,383,080)	9,204,101	12,345	9,204,101

(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $724,124,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$370,497,000
Unrealized Depreciation	(2,692,000)
Net Unrealized Appreciation	$367,805,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	274,700,517	—	—	274,700,517
Energy	6,017,016	—	—	6,017,016
Financials	49,974,274	—	—	49,974,274
Health Care	263,208,266	—	—	263,208,266
Industrials	88,929,330	—	—	88,929,330
Information Technology	313,165,507	—	—	313,165,507
Materials	86,729,522	—	—	86,729,522
Total Equity Securities	1,082,724,432	—	—	1,082,724,432
Mutual Funds
Money Market Funds	9,204,101	—	—	9,204,101
Total Mutual Funds	9,204,101	—	—	9,204,101
Total	1,091,928,533	—	—	1,091,928,533

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Marsico Global Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 88.8%
BELGIUM 1.7%
UCB SA	10,732	$841,784
CANADA 4.6%
Canadian Pacific Railway Ltd.	11,843	2,289,888
CHINA 6.1%
Alibaba Group Holding Ltd., ADR (a)	14,640	1,634,410
Tencent Holdings Ltd.	85,500	1,371,710
Total		3,006,120
CURACAO 0.5%
Schlumberger Ltd.	3,090	265,586
FRANCE 4.0%
Hermes International	2,960	991,005
Safran SA	14,912	964,757
Total		1,955,762
GERMANY 0.7%
Bayerische Motoren Werke AG	3,149	360,042
HONG KONG 2.3%
Wynn Macau Ltd.	342,400	1,115,149
INDIA 2.7%
Tata Motors Ltd., ADR	29,231	1,334,687
NETHERLANDS 4.2%
ASML Holding NV	19,561	2,067,207
SWITZERLAND 6.9%
Novartis AG, Registered Shares	21,883	2,117,527
Roche Holding AG, Genusschein Shares	4,250	1,272,911
Total		3,390,438
UNITED KINGDOM 8.4%
BAE Systems PLC	131,000	984,436
Domino’s Pizza Group PLC	164,680	1,787,749
Liberty Global PLC, Class C (a)	27,145	1,355,079
Total		4,127,264

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 46.7%
Apple, Inc.	17,323	$2,060,224
Biogen Idec, Inc. (a)	3,722	1,145,222
Facebook, Inc., Class A (a)	28,896	2,245,219
General Dynamics Corp.	9,599	1,395,311
Gilead Sciences, Inc. (a)	26,847	2,693,291
Google, Inc., Class A (a)	1,523	836,249
Google, Inc., Class C (a)	1,223	662,658
LinkedIn Corp., Class A (a)	1,022	231,248
Monsanto Co.	12,681	1,520,579
Nike, Inc., Class B	13,560	1,346,372
Pacira Pharmaceuticals, Inc. (a)	8,366	785,818
Sherwin-Williams Co. (The)	5,602	1,371,706
Skechers U.S.A., Inc., Class A (a)	8,888	545,812
Starwood Hotels & Resorts Worldwide, Inc.	17,926	1,416,154
Tesla Motors, Inc. (a)	4,015	981,748
UnitedHealth Group, Inc.	9,744	961,051
Visa, Inc., Class A	5,654	1,459,806
Walt Disney Co. (The)	13,836	1,279,968
Total		22,938,436
Total Common Stocks (Cost: $37,721,353)		$43,692,363

	Shares	Value

Money Market Funds 9.7%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	4,753,908	$4,753,908
Total Money Market Funds (Cost: $4,753,908)		$4,753,908
Total Investments
(Cost: $42,475,261) (d)		$48,446,271(e)
Other Assets & Liabilities, Net		719,698
Net Assets		$49,165,969

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,435,339	31,642,361	(28,323,792)	4,753,908	1,721	4,753,908

(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $42,475,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,892,000
Unrealized Depreciation	(921,000)
Net Unrealized Appreciation	$5,971,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	8,259,821	4,253,944	—	12,513,765
Energy	265,586	—	—	265,586
Health Care	5,585,382	4,232,222	—	9,817,604
Industrials	3,685,199	1,949,194	—	5,634,393
Information Technology	11,197,021	1,371,710	—	12,568,731
Materials	2,892,284	—	—	2,892,284
Total Equity Securities	31,885,293	11,807,070	—	43,692,363

Mutual Funds
Money Market Funds	4,753,908	—	—	4,753,908
Total Mutual Funds	4,753,908	—	—	4,753,908
Total	36,639,201	11,807,070	—	48,446,271

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Marsico Growth Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
CONSUMER DISCRETIONARY 26.4%
Automobiles 2.1%
Tesla Motors, Inc. (a)	142,633	$34,876,621
Hotels, Restaurants & Leisure 9.0%
Starbucks Corp.	442,648	35,947,444
Starwood Hotels & Resorts Worldwide, Inc.	774,259	61,166,461
Wynn Resorts Ltd.	314,525	56,177,310
Total		153,291,215
Internet & Catalog Retail 2.0%
Priceline Group, Inc. (The) (a)	29,452	34,169,916
Media 9.4%
CBS Corp., Class B Non Voting	734,639	40,316,988
Comcast Corp., Class A	1,038,213	59,219,670
Walt Disney Co. (The)	660,259	61,080,560
Total		160,617,218
Textiles, Apparel & Luxury Goods 3.9%
Nike, Inc., Class B	676,302	67,150,026
TOTAL CONSUMER DISCRETIONARY		450,104,996
CONSUMER STAPLES 2.1%
Food & Staples Retailing 2.1%
CVS Health Corp.	388,417	35,485,777
TOTAL CONSUMER STAPLES		35,485,777
ENERGY 2.3%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	108,968	9,365,800
Oil, Gas & Consumable Fuels 1.7%
Antero Resources Corp. (a)	624,494	29,301,258
TOTAL ENERGY		38,667,058
FINANCIALS 1.9%
Capital Markets 1.9%
Charles Schwab Corp. (The)	1,137,309	32,208,591
TOTAL FINANCIALS		32,208,591

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 19.0%
Biotechnology 12.2%
Biogen Idec, Inc. (a)	176,012	$54,157,132
Celgene Corp. (a)	401,187	45,610,950
Gilead Sciences, Inc. (a)	1,083,358	108,682,475
Total		208,450,557
Health Care Providers & Services 5.7%
HCA Holdings, Inc. (a)	826,233	57,580,178
UnitedHealth Group, Inc.	399,196	39,372,701
Total		96,952,879
Pharmaceuticals 1.1%
Pacira Pharmaceuticals, Inc. (a)	195,441	18,357,773
TOTAL HEALTH CARE		323,761,209
INDUSTRIALS 12.4%
Aerospace & Defense 3.0%
General Dynamics Corp.	359,996	52,329,018
Airlines 0.7%
Delta Air Lines, Inc.	253,507	11,831,172
Road & Rail 8.7%
Canadian Pacific Railway Ltd.	383,205	74,019,878
Union Pacific Corp.	636,603	74,336,132
Total		148,356,010
TOTAL INDUSTRIALS		212,516,200
INFORMATION TECHNOLOGY 27.5%
Internet Software & Services 13.3%
Alibaba Group Holding Ltd., ADR (a)	720,493	80,435,838
Facebook, Inc., Class A (a)	1,077,033	83,685,464
Google, Inc., Class A (a)	91,397	50,184,265
LinkedIn Corp., Class A (a)	54,503	12,332,394
Total		226,637,961
IT Services 6.0%
FleetCor Technologies, Inc. (a)	142,080	21,580,531
Visa, Inc., Class A	313,852	81,033,448
Total		102,613,979
Semiconductors & Semiconductor Equipment 2.6%
ASML Holding NV	420,115	44,397,753

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	809,889	$96,320,099
TOTAL INFORMATION TECHNOLOGY		469,969,792
MATERIALS 6.2%
Chemicals 6.2%
Monsanto Co.	437,006	52,401,390
Sherwin-Williams Co. (The)	216,833	53,093,728
Total		105,495,118
TOTAL MATERIALS		105,495,118
Total Common Stocks (Cost: $1,070,000,871)		$1,668,208,741

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	19,095,819	$19,095,819
Total Money Market Funds (Cost: $19,095,819)		$19,095,819
Total Investments
(Cost: $1,089,096,690) (d)		$1,687,304,560(e)
Other Assets & Liabilities, Net		19,300,518
Net Assets		$1,706,605,078

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	38,194,829	735,438,495	(754,537,505)	19,095,819	45,013	19,095,819

(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $ 1,089,097,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$607,445,000
Unrealized Depreciation	(9,237,000)
Net Unrealized Appreciation	$598,208,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	450,104,996	—	—	450,104,996
Consumer Staples	35,485,777	—	—	35,485,777
Energy	38,667,058	—	—	38,667,058
Financials	32,208,591	—	—	32,208,591
Health Care	323,761,209	—	—	323,761,209
Industrials	212,516,200	—	—	212,516,200
Information Technology	469,969,792	—	—	469,969,792
Materials	105,495,118	—	—	105,495,118
Total Equity Securities	1,668,208,741	—	—	1,668,208,741
Mutual Funds
Money Market Funds	19,095,819	—	—	19,095,819
Total Mutual Funds	19,095,819	—	—	19,095,819
Total	1,687,304,560	—	—	1,687,304,560

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Marsico International Opportunities Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
AUSTRALIA 1.1%
Domino’s Pizza Enterprises Ltd.	62,438	$1,299,250
BELGIUM 3.9%
UCB SA	58,234	4,567,691
CANADA 8.5%
Canadian Pacific Railway Ltd.	33,808	6,536,903
Dollarama, Inc.	51,590	2,433,550
Novadaq Technologies, Inc. (a)	76,196	1,093,413
Total		10,063,866
CHINA 16.3%
Alibaba Group Holding Ltd., ADR (a)	50,821	5,673,657
Baidu, Inc., ADR (a)	19,739	4,838,226
Ctrip.com International Ltd., ADR (a)	22,693	1,227,237
Tencent Holdings Ltd.	328,000	5,262,233
Vipshop Holdings Ltd., ADS (a)	97,387	2,226,267
Total		19,227,620
GERMANY 8.3%
Infineon Technologies AG	488,453	4,784,837
Wirecard AG	99,145	4,207,610
Zalando SE (a)	26,594	830,014
Total		9,822,461
HONG KONG 3.6%
MGM China Holdings Ltd.	1,401,200	4,227,846
INDIA 1.5%
Tata Motors Ltd., ADR	38,731	1,768,457
JAPAN 6.8%
FANUC Corp.	20,600	3,476,808
Keyence Corp.	5,100	2,357,096
Ono Pharmaceutical Co., Ltd.	12,300	1,051,849
Start Today Co., Ltd.	56,600	1,220,354
Total		8,106,107

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS 5.9%
ASML Holding NV	65,925	$6,962,090
SWITZERLAND 7.2%
Novartis AG, Registered Shares	51,096	4,944,348
Roche Holding AG, Genusschein Shares	12,074	3,616,264
Total		8,560,612
UNITED KINGDOM 18.9%
ARM Holdings PLC	336,717	4,809,830
Domino’s Pizza Group PLC	359,449	3,902,141
Hargreaves Lansdown PLC	179,046	2,728,179
InterContinental Hotels Group PLC	69,974	2,962,013
Liberty Global PLC, Class C (a)	159,334	7,953,953
Total		22,356,116
UNITED STATES 16.6%
Alkermes PLC (a)	47,532	2,615,211
Gilead Sciences, Inc. (a)	41,417	4,154,953
MasterCard, Inc., Class A	56,324	4,916,522
Priceline Group, Inc. (The) (a)	4,133	4,795,065
Schlumberger Ltd.	16,967	1,458,314
Tesla Motors, Inc. (a)	7,164	1,751,741
Total		19,691,806

Total Common Stocks (Cost: $99,233,595)		$116,653,922

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	2,629,128	$2,629,128
Total Money Market Funds (Cost: $2,629,128)		$2,629,128
Total Investments
(Cost: $101,862,723) (d)		$119,283,050(e)
Other Assets & Liabilities, Net		(981,935)
Net Assets		$118,301,115

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,356,974	65,689,112	(77,416,958)	2,629,128	3,071	2,629,128

(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $101,863,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,019,000
Unrealized Depreciation	(1,599,000)
Net Unrealized Appreciation	$17,420,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	22,156,271	14,441,619	—	36,597,890
Energy	1,458,314	—	—	1,458,314
Financials	—	2,728,179	—	2,728,179
Health Care	7,863,577	14,180,152	—	22,043,729
Industrials	6,536,903	3,476,808	—	10,013,711
Information Technology	15,428,405	28,383,694	—	43,812,099
Total Equity Securities	53,443,470	63,210,452	—	116,653,922
Mutual Funds
Money Market Funds	2,629,128	—	—	2,629,128
Total Mutual Funds	2,629,128	—	—	2,629,128
Total	56,072,598	63,210,452	—	119,283,050

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Mid Cap Index Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
CONSUMER DISCRETIONARY 13.7%
Auto Components 0.3%
Gentex Corp.	339,433	$12,070,237
Automobiles 0.2%
Thor Industries, Inc.	107,664	6,326,337
Distributors 0.5%
LKQ Corp. (a)	700,787	20,357,862
Diversified Consumer Services 1.0%
Apollo Education Group, Inc., Class A (a)	226,680	7,076,950
DeVry Education Group, Inc.	133,098	6,503,168
Graham Holdings Co., Class B	10,220	9,070,148
Service Corp. International	490,261	11,079,899
Sotheby’s	142,542	5,760,122
Total		39,490,287
Hotels, Restaurants & Leisure 1.5%
Brinker International, Inc.	150,019	8,450,570
Cheesecake Factory, Inc. (The)	106,955	5,179,831
Domino’s Pizza, Inc.	127,960	12,009,046
International Game Technology	573,890	9,773,347
International Speedway Corp., Class A	64,899	2,030,041
Life Time Fitness, Inc. (a)	83,509	4,624,729
Panera Bread Co., Class A (a)	59,691	9,992,273
Wendy’s Co. (The)	638,688	5,569,359
Total		57,629,196
Household Durables 1.7%
Jarden Corp. (a)	415,172	18,329,822
KB Home	211,236	3,711,417
MDC Holdings, Inc.	90,668	2,385,475
NVR, Inc. (a)	9,250	11,642,697
Tempur Sealy International, Inc. (a)	141,394	8,066,528
Toll Brothers, Inc. (a)	375,866	13,151,551
Tupperware Brands Corp.	116,980	7,866,905
Total		65,154,395
Internet & Catalog Retail 0.2%
HSN, Inc.	75,299	5,491,556
Leisure Products 0.9%
Brunswick Corp.	215,650	10,713,492
Polaris Industries, Inc.	140,884	22,077,932
Total		32,791,424

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media 1.6%
AMC Networks, Inc., Class A (a)	137,224	$8,900,349
Cinemark Holdings, Inc.	241,723	8,776,962
DreamWorks Animation SKG, Inc., Class A (a)	167,080	3,983,187
John Wiley & Sons, Inc., Class A	108,924	6,504,941
Lamar Advertising Co. Class A	185,809	9,901,762
Live Nation Entertainment, Inc. (a)	335,160	8,982,288
Meredith Corp.	84,668	4,468,777
New York Times Co. (The), Class A	303,579	3,852,418
Time, Inc.	252,910	6,054,665
Total		61,425,349
Multiline Retail 0.3%
Big Lots, Inc.	130,120	6,610,096
JCPenney Co., Inc. (a)	707,700	5,668,677
Total		12,278,773
Specialty Retail 4.1%
Aaron’s, Inc.	149,409	4,240,227
Abercrombie & Fitch Co., Class A	165,680	4,779,868
Advance Auto Parts, Inc.	169,415	24,917,558
American Eagle Outfitters, Inc.	406,244	5,728,040
ANN, Inc. (a)	106,198	3,900,652
Ascena Retail Group, Inc. (a)	303,999	4,070,547
Cabela’s, Inc. (a)	110,530	5,995,147
Chico’s FAS, Inc.	354,718	5,629,375
CST Brands, Inc.	175,560	7,664,950
Dick’s Sporting Goods, Inc.	230,800	11,680,788
Foot Locker, Inc.	333,647	19,114,637
Guess?, Inc.	148,378	3,363,729
Murphy USA, Inc. (a)	99,780	6,357,982
Office Depot, Inc. (a)	1,123,222	7,446,962
Rent-A-Center, Inc.	122,697	4,233,046
Signet Jewelers Ltd.	186,225	24,388,026
Williams-Sonoma, Inc.	203,198	15,150,443
Total		158,661,977
Textiles, Apparel & Luxury Goods 1.4%
Carter’s, Inc.	123,372	10,265,784
Deckers Outdoor Corp. (a)	80,392	7,775,514
Hanesbrands, Inc.	231,300	26,766,036
Kate Spade & Co. (a)	294,600	9,436,038
Total		54,243,372
TOTAL CONSUMER DISCRETIONARY		525,920,765

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 3.1%
Food & Staples Retailing 0.3%
SUPERVALU, Inc. (a)	478,271	$4,476,617
United Natural Foods, Inc. (a)	115,271	8,667,226
Total		13,143,843
Food Products 1.7%
Dean Foods Co.	217,705	3,711,870
Flowers Foods, Inc.	428,091	8,347,774
Hain Celestial Group, Inc. (The) (a)	116,900	13,235,418
Ingredion, Inc.	173,156	14,411,774
Lancaster Colony Corp.	45,065	4,231,604
Post Holdings, Inc. (a)	104,061	4,162,440
Tootsie Roll Industries, Inc.	46,498	1,354,952
WhiteWave Foods Co. (The), Class A (a)	404,220	14,806,579
Total		64,262,411
Household Products 1.1%
Church & Dwight Co., Inc.	310,301	23,803,190
Energizer Holdings, Inc.	143,383	18,642,657
Total		42,445,847
TOTAL CONSUMER STAPLES		119,852,101
ENERGY 4.3%
Energy Equipment & Services 2.1%
Atwood Oceanics, Inc. (a)	138,905	4,457,461
CARBO Ceramics, Inc.	45,594	1,734,396
Dresser-Rand Group, Inc. (a)	177,866	14,426,711
Dril-Quip, Inc. (a)	92,810	7,401,597
Helix Energy Solutions Group, Inc. (a)	227,868	5,211,341
Oceaneering International, Inc.	250,756	15,724,909
Oil States International, Inc. (a)	125,548	6,258,568
Patterson-UTI Energy, Inc.	339,263	6,001,562
Rowan Companies PLC, Class A	289,040	6,292,401
Superior Energy Services, Inc.	359,109	6,934,395
Tidewater, Inc.	115,427	3,567,849
Unit Corp. (a)	107,058	4,091,757
Total		82,102,947
Oil, Gas & Consumable Fuels 2.2%
California Resources Corp. (a)	724,520	5,832,386
Energen Corp.	169,925	10,147,921
Gulfport Energy Corp. (a)	198,490	9,473,928
HollyFrontier Corp.	460,950	18,815,979
Peabody Energy Corp.	630,220	6,371,524
Rosetta Resources, Inc. (a)	142,732	4,199,175
SM Energy Co.	156,409	6,795,971
Western Refining, Inc.	173,660	7,139,163

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	167,810	$7,598,437
WPX Energy, Inc. (a)	471,100	6,392,827
Total		82,767,311
TOTAL ENERGY		164,870,258
FINANCIALS 22.5%
Banks 4.6%
Associated Banc-Corp.	359,529	6,644,096
BancorpSouth, Inc.	198,460	4,344,289
Bank of Hawaii Corp.	102,756	5,921,828
Cathay General Bancorp	172,015	4,365,741
City National Corp.	111,117	8,577,121
Commerce Bancshares, Inc.	192,107	8,226,020
Cullen/Frost Bankers, Inc.	127,189	9,495,931
East West Bancorp, Inc.	332,887	12,240,255
First Horizon National Corp.	550,550	7,025,018
First Niagara Financial Group, Inc.	821,699	6,713,281
FirstMerit Corp.	383,876	6,867,542
Fulton Financial Corp.	435,975	5,205,541
Hancock Holding Co.	190,051	6,216,568
International Bancshares Corp.	135,102	3,447,803
PacWest Bancorp	224,770	10,451,805
Prosperity Bancshares, Inc.	139,255	7,823,346
Signature Bank (a)	116,811	14,165,670
SVB Financial Group (a)	117,777	12,384,252
Synovus Financial Corp.	322,785	8,340,764
TCF Financial Corp.	387,339	6,011,501
Trustmark Corp.	156,570	3,654,344
Umpqua Holdings Corp.	505,910	8,595,411
Valley National Bancorp	510,771	4,974,909
Webster Financial Corp.	209,555	6,594,696
Total		178,287,732
Capital Markets 1.6%
Eaton Vance Corp.	275,652	11,519,497
Federated Investors, Inc., Class B	221,610	6,967,418
Janus Capital Group, Inc.	344,780	5,419,942
Raymond James Financial, Inc.	291,896	16,433,745
SEI Investments Co.	303,795	12,039,396
Waddell & Reed Financial, Inc., Class A	196,086	9,427,815
Total		61,807,813
Consumer Finance 0.3%
SLM Corp.	981,880	9,504,598

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.7%
CBOE Holdings, Inc.	197,818	$11,851,276
MSCI, Inc.	270,547	13,083,653
Total		24,934,929
Insurance 4.8%
Alleghany Corp. (a)	38,008	17,352,172
American Financial Group, Inc.	173,987	10,507,075
Arthur J Gallagher & Co.	369,128	17,699,688
Aspen Insurance Holdings Ltd.	151,974	6,721,810
Brown & Brown, Inc.	275,163	8,860,249
Everest Re Group Ltd.	105,570	18,515,922
First American Financial Corp.	248,645	7,959,126
Hanover Insurance Group, Inc. (The)	102,280	7,290,518
HCC Insurance Holdings, Inc.	232,158	12,320,625
Kemper Corp.	116,171	4,096,189
Mercury General Corp.	84,241	4,646,734
Old Republic International Corp.	563,146	8,520,399
Primerica, Inc.	126,055	6,609,064
Protective Life Corp.	183,085	12,762,855
Reinsurance Group of America, Inc.	159,169	13,643,967
RenaissanceRe Holdings Ltd.	94,070	9,211,334
StanCorp Financial Group, Inc.	101,538	6,711,662
WR Berkley Corp.	236,853	12,373,201
Total		185,802,590
Real Estate Investment Trusts (REITs) 9.4%
Alexandria Real Estate Equities, Inc.	166,571	14,311,780
American Campus Communities, Inc.	243,603	9,744,120
BioMed Realty Trust, Inc.	453,035	9,717,601
Camden Property Trust	198,647	15,232,252
Corporate Office Properties Trust	214,981	6,043,116
Corrections Corp. of America	270,295	9,798,194
Duke Realty Corp.	792,029	15,397,044
Equity One, Inc.	178,235	4,318,634
Extra Space Storage, Inc.	255,875	15,165,711
Federal Realty Investment Trust	157,213	20,855,877
Highwoods Properties, Inc.	209,784	9,054,277
Home Properties, Inc.	132,637	8,646,606
Hospitality Properties Trust	347,763	10,641,548
Kilroy Realty Corp.	193,105	13,262,451
LaSalle Hotel Properties	241,600	9,753,392
Liberty Property Trust	343,831	12,164,741
Mack-Cali Realty Corp.	194,188	3,732,293
Mid-America Apartment Communities, Inc.	174,570	12,858,826
National Retail Properties, Inc.	306,418	11,806,286
Omega Healthcare Investors, Inc.	295,390	11,289,806

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Potlatch Corp.	94,237	$3,915,547
Rayonier, Inc.	293,775	8,014,182
Realty Income Corp.	516,830	24,011,922
Regency Centers Corp.	214,418	13,182,419
Senior Housing Properties Trust	473,055	10,657,929
SL Green Realty Corp.	221,937	25,775,763
Tanger Factory Outlet Centers, Inc.	222,600	8,142,708
Taubman Centers, Inc.	146,999	11,684,950
UDR, Inc.	584,337	17,985,893
Washington Prime Group, Inc.	360,220	6,206,591
Weingarten Realty Investors	261,097	9,503,931
Total		362,876,390
Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	105,246	4,007,768
Jones Lang LaSalle, Inc.	104,038	15,154,175
Total		19,161,943
Thrifts & Mortgage Finance 0.6%
Astoria Financial Corp.	203,385	2,690,783
New York Community Bancorp, Inc.	1,027,644	16,329,263
Washington Federal, Inc.	231,029	4,999,468
Total		24,019,514
TOTAL FINANCIALS		866,395,509
HEALTH CARE 9.8%
Biotechnology 0.7%
Cubist Pharmaceuticals, Inc. (a)	175,820	13,328,914
United Therapeutics Corp. (a)	109,738	14,547,967
Total		27,876,881
Health Care Equipment & Supplies 3.2%
Align Technology, Inc. (a)	168,810	9,605,289
Cooper Companies, Inc. (The)	112,092	18,932,339
Halyard Health, Inc. (a)	108,650	4,260,167
Hill-Rom Holdings, Inc.	133,214	6,095,873
Hologic, Inc. (a)	561,006	15,034,961
IDEXX Laboratories, Inc. (a)	110,706	16,533,941
ResMed, Inc.	325,407	17,311,652
Sirona Dental Systems, Inc. (a)	128,490	11,100,251
STERIS Corp.	137,758	8,782,072
Teleflex, Inc.	96,107	11,451,149
Thoratec Corp. (a)	130,700	4,076,533
Total		123,184,227
Health Care Providers & Services 3.2%
Centene Corp. (a)	136,010	13,433,708

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Community Health Systems, Inc. (a)	267,588	$12,598,043
Health Net, Inc. (a)	186,434	9,578,979
Henry Schein, Inc. (a)	196,950	27,021,540
LifePoint Hospitals, Inc. (a)	104,797	7,250,904
Mednax, Inc. (a)	232,722	15,233,982
Omnicare, Inc.	227,167	15,974,383
Owens & Minor, Inc.	146,410	5,008,686
VCA, Inc. (a)	200,152	9,473,194
WellCare Health Plans, Inc. (a)	101,886	7,513,074
Total		123,086,493
Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc. (a)	393,163	4,725,819
HMS Holdings Corp. (a)	203,661	4,248,369
Total		8,974,188
Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc., Class A (a)	47,581	5,652,147
Bio-Techne Corp.	85,911	7,870,307
Charles River Laboratories International, Inc. (a)	108,368	7,016,828
Covance, Inc. (a)	131,242	13,468,054
Mettler-Toledo International, Inc. (a)	67,061	19,666,309
Total		53,673,645
Pharmaceuticals 1.1%
Endo International PLC (a)	356,292	26,069,886
Salix Pharmaceuticals Ltd. (a)	147,860	15,183,743
Total		41,253,629
TOTAL HEALTH CARE		378,049,063
INDUSTRIALS 15.2%
Aerospace & Defense 1.7%
Alliant Techsystems, Inc.	74,137	8,427,894
B/E Aerospace, Inc. (a)	244,464	19,036,412
Esterline Technologies Corp. (a)	74,153	8,811,601
Exelis, Inc.	437,205	7,843,458
Huntington Ingalls Industries, Inc.	112,749	12,286,258
Triumph Group, Inc.	119,382	8,125,139
Total		64,530,762
Airlines 0.7%
Alaska Air Group, Inc.	313,136	18,484,418
JetBlue Airways Corp. (a)	569,166	8,326,899
Total		26,811,317

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products 0.9%
AO Smith Corp.	175,570	$9,468,490
Fortune Brands Home & Security, Inc.	367,901	16,526,113
Lennox International, Inc.	103,742	9,717,513
Total		35,712,116
Commercial Services & Supplies 1.7%
Civeo Corp.	247,706	2,333,391
Clean Harbors, Inc. (a)	128,110	5,989,142
Copart, Inc. (a)	263,364	9,570,648
Deluxe Corp.	115,612	6,757,521
Herman Miller, Inc.	137,909	4,191,054
HNI Corp.	104,705	4,914,853
MSA Safety, Inc.	72,946	4,006,924
Rollins, Inc.	148,886	4,843,262
RR Donnelley & Sons Co.	463,848	7,811,200
Waste Connections, Inc.	288,144	13,603,278
Total		64,021,273
Construction & Engineering 0.5%
AECOM Technology Corp. (a)	348,735	11,163,007
Granite Construction, Inc.	83,512	2,993,905
KBR, Inc.	337,157	5,677,724
Total		19,834,636
Electrical Equipment 0.9%
Acuity Brands, Inc.	100,322	13,864,500
Hubbell, Inc., Class B	126,255	13,484,034
Regal-Beloit Corp.	104,894	7,585,934
Total		34,934,468
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	148,864	13,308,442
Machinery 4.7%
AGCO Corp.	198,151	8,359,991
CLARCOR, Inc.	117,138	7,718,223
Crane Co.	115,025	6,789,926
Donaldson Co., Inc.	308,645	12,037,155
Graco, Inc.	139,482	11,172,508
Harsco Corp.	187,604	3,632,013
IDEX Corp.	185,893	14,278,441
ITT Corp.	212,652	8,803,793
Kennametal, Inc.	182,666	6,725,762
Lincoln Electric Holdings, Inc.	184,485	13,290,299
Nordson Corp.	136,226	10,646,062
Oshkosh Corp.	185,400	8,417,160
SPX Corp.	98,813	8,862,538
Terex Corp.	255,835	7,342,465

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Timken Co. (The)	177,025	$7,574,900
Trinity Industries, Inc.	362,306	11,615,530
Valmont Industries, Inc.	57,111	7,722,549
Wabtec Corp.	223,590	19,785,479
Woodward, Inc.	135,317	6,993,183
Total		181,767,977
Marine 0.3%
Kirby Corp. (a)	132,468	12,735,474
Professional Services 1.0%
Corporate Executive Board Co. (The)	78,318	5,733,661
FTI Consulting, Inc. (a)	94,843	3,677,063
Manpowergroup, Inc.	185,077	12,374,248
Towers Watson & Co.	163,010	18,413,610
Total		40,198,582
Road & Rail 1.6%
Con-way, Inc.	133,523	6,614,729
Genesee & Wyoming, Inc., Class A (a)	118,614	11,694,154
JB Hunt Transport Services, Inc.	213,750	17,640,788
Landstar System, Inc.	103,758	8,340,068
Old Dominion Freight Line, Inc. (a)	158,030	12,806,751
Werner Enterprises, Inc.	103,424	3,208,213
Total		60,304,703
Trading Companies & Distributors 0.8%
GATX Corp.	104,008	6,442,256
MSC Industrial Direct Co., Inc., Class A	118,820	9,228,749
NOW, Inc. (a)	248,540	6,655,901
Watsco, Inc.	63,303	6,425,255
Total		28,752,161
TOTAL INDUSTRIALS		582,911,911
INFORMATION TECHNOLOGY 17.6%
Communications Equipment 1.1%
Arris Group, Inc. (a)	305,790	9,103,368
Ciena Corp. (a)	247,402	4,089,555
InterDigital, Inc.	86,314	4,305,342
JDS Uniphase Corp. (a)	534,030	7,123,960
Plantronics, Inc.	99,469	5,189,298
Polycom, Inc. (a)	318,050	4,188,719
Riverbed Technology, Inc. (a)	370,791	7,666,104
Total		41,666,346
Electronic Equipment, Instruments & Components 3.5%
Arrow Electronics, Inc. (a)	229,456	13,409,409

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.	320,980	$14,055,714
Belden, Inc.	100,390	7,331,482
Cognex Corp. (a)	201,370	8,197,773
FEI Co.	97,410	8,342,192
Ingram Micro, Inc., Class A (a)	361,246	9,908,978
Itron, Inc. (a)	91,113	3,680,965
Jabil Circuit, Inc.	465,350	9,656,012
Keysight Technologies, Inc. (a)	387,650	13,645,280
Knowles Corp. (a)	197,420	4,124,104
National Instruments Corp.	233,406	7,513,339
Tech Data Corp. (a)	88,804	5,535,153
Trimble Navigation Ltd. (a)	603,408	16,970,850
Vishay Intertechnology, Inc.	314,928	4,368,051
Zebra Technologies Corp., Class A (a)	117,865	8,621,825
Total		135,361,127
Internet Software & Services 1.4%
AOL, Inc. (a)	182,640	8,430,663
Conversant, Inc. (a)	139,835	4,897,022
Equinix, Inc.	127,743	29,019,377
Rackspace Hosting, Inc. (a)	275,576	12,651,694
Total		54,998,756
IT Services 2.9%
Acxiom Corp. (a)	179,113	3,408,520
Broadridge Financial Solutions, Inc.	277,502	12,568,066
Convergys Corp.	234,724	4,893,995
CoreLogic, Inc. (a)	211,587	7,028,920
DST Systems, Inc.	71,027	7,049,430
Gartner, Inc. (a)	206,387	17,641,961
Global Payments, Inc.	158,297	13,670,529
Jack Henry & Associates, Inc.	191,488	11,768,853
Leidos Holdings, Inc.	144,382	5,834,477
NeuStar, Inc., Class A (a)	130,225	3,548,631
Science Applications International Corp.	93,884	4,753,347
VeriFone Systems, Inc. (a)	262,476	9,359,894
WEX, Inc. (a)	89,977	10,174,599
Total		111,701,222
Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. (a)	1,444,030	4,028,844
Atmel Corp. (a)	971,654	7,685,783
Cree, Inc. (a)	278,688	10,127,522
Cypress Semiconductor Corp.	340,140	3,605,484
Fairchild Semiconductor International, Inc. (a)	278,883	4,498,383
Integrated Device Technology, Inc. (a)	345,441	6,445,929

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
International Rectifier Corp. (a)	166,067	$6,622,752
Intersil Corp., Class A	300,676	3,941,862
RF Micro Devices, Inc. (a)	667,739	9,755,667
Semtech Corp. (a)	156,371	3,981,206
Silicon Laboratories, Inc. (a)	93,752	4,251,653
Skyworks Solutions, Inc.	439,994	29,686,395
SunEdison, Inc. (a)	580,541	12,568,712
Teradyne, Inc.	502,980	9,984,153
Total		117,184,345
Software 4.8%
ACI Worldwide, Inc. (a)	264,848	5,151,294
Advent Software, Inc.	102,942	3,245,761
ANSYS, Inc. (a)	213,623	17,841,793
Cadence Design Systems, Inc. (a)	673,353	12,706,171
CDK Global, Inc.	372,160	14,168,131
CommVault Systems, Inc. (a)	98,885	4,677,260
Compuware Corp.	511,067	5,274,211
Concur Technologies, Inc. (a)	111,225	14,326,892
Factset Research Systems, Inc.	90,834	12,449,708
Fair Isaac Corp.	74,632	5,357,085
Fortinet, Inc. (a)	319,380	8,802,113
Informatica Corp. (a)	255,374	9,290,506
Mentor Graphics Corp.	224,317	4,982,081
PTC, Inc. (a)	272,340	10,640,324
Rovi Corp. (a)	219,927	4,899,974
SolarWinds, Inc. (a)	152,273	7,906,014
Solera Holdings, Inc.	159,280	8,389,278
Synopsys, Inc. (a)	361,756	15,696,593
TIBCO Software, Inc. (a)	353,861	8,503,280
Ultimate Software Group, Inc. (The) (a)	65,610	9,660,416
Total		183,968,885
Technology Hardware, Storage & Peripherals 0.8%
3D Systems Corp. (a)	239,880	8,462,966
Diebold, Inc.	149,992	5,426,711
Lexmark International, Inc., Class A	144,550	6,195,413
NCR Corp. (a)	390,020	11,564,093
Total		31,649,183
TOTAL INFORMATION TECHNOLOGY		676,529,864
MATERIALS 7.1%
Chemicals 3.0%
Albemarle Corp.	181,639	10,723,967
Ashland, Inc.	166,450	18,983,623
Cabot Corp.	149,929	6,458,941

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Cytec Industries, Inc.	166,712	$8,018,847
Minerals Technologies, Inc.	80,105	5,946,194
NewMarket Corp.	24,953	9,824,495
Olin Corp.	182,393	4,589,008
PolyOne Corp.	214,350	7,995,255
RPM International, Inc.	309,951	14,784,663
Scotts Miracle-Gro Co., Class A	103,737	6,331,069
Sensient Technologies Corp.	111,940	6,598,863
Valspar Corp. (The)	176,974	14,849,888
Total		115,104,813
Construction Materials 0.2%
Eagle Materials, Inc.	116,540	9,601,731
Containers & Packaging 1.7%
AptarGroup, Inc.	151,312	9,873,108
Greif, Inc., Class A	78,683	3,450,250
Packaging Corp. of America	228,409	16,966,220
Rock-Tenn Co., Class A	332,384	18,882,735
Silgan Holdings, Inc.	101,575	5,125,474
Sonoco Products Co.	236,186	9,924,536
Total		64,222,323
Metals & Mining 1.9%
Carpenter Technology Corp.	123,512	6,227,475
Cliffs Natural Resources, Inc.	355,620	3,243,255
Commercial Metals Co.	273,542	4,469,676
Compass Minerals International, Inc.	77,924	6,783,284
Reliance Steel & Aluminum Co.	181,001	11,573,204
Royal Gold, Inc.	151,215	9,629,371
Steel Dynamics, Inc.	557,269	12,560,843
TimkenSteel Corp.	88,507	3,152,619
United States Steel Corp.	336,920	11,236,282
Worthington Industries, Inc.	117,980	4,449,026
Total		73,325,035
Paper & Forest Products 0.3%
Domtar Corp.	150,906	6,141,874
Louisiana-Pacific Corp. (a)	328,297	5,003,247
Total		11,145,121
TOTAL MATERIALS		273,399,023
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	229,745	5,872,282
TOTAL TELECOMMUNICATION SERVICES		5,872,282

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 4.6%
Electric Utilities 1.7%
Cleco Corp.	140,169	$7,531,281
Great Plains Energy, Inc.	357,716	9,361,428
Hawaiian Electric Industries, Inc.	238,096	6,711,926
IDACORP, Inc.	116,699	7,248,175
OGE Energy Corp.	462,528	16,507,624
PNM Resources, Inc.	184,920	5,355,283
Westar Energy, Inc.	301,081	11,769,256
Total		64,484,973
Gas Utilities 1.6%
Atmos Energy Corp.	232,977	12,510,865
National Fuel Gas Co.	195,285	13,527,392
ONE Gas, Inc.	120,720	4,686,350
Questar Corp.	406,922	9,762,059
UGI Corp.	400,201	15,091,579
WGL Holdings, Inc.	120,585	5,892,989
Total		61,471,234
Multi-Utilities 1.0%
Alliant Energy Corp.	257,548	16,192,043
Black Hills Corp.	103,642	5,597,705
MDU Resources Group, Inc.	450,256	11,040,277
Vectren Corp.	191,540	8,467,983
Total		41,298,008
Water Utilities 0.3%
Aqua America, Inc.	411,338	10,933,364
TOTAL UTILITIES		178,187,579
Total Common Stocks (Cost: $2,403,621,155)		$3,771,988,355

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	69,037,111	$69,037,111
Total Money Market Funds (Cost: $69,037,111)		$69,037,111
Total Investments (Cost: $2,472,658,266) (d)		$3,841,025,466(e)
Other Assets & Liabilities, Net		4,708,217
Net Assets		$3,845,733,683

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, cash totaling $3,571,100 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P MID 400 EMINI	509	USD	73,336,720	12/2014	2,983,150	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	84,086,540	336,090,708	(351,140,137)	69,037,111	63,512	69,037,111

(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $2,472,658,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,447,304,000
Unrealized Depreciation	(78,937,000)
Net Unrealized Appreciation	$1,368,367,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	525,920,765	—	—	525,920,765
Consumer Staples	119,852,101	—	—	119,852,101
Energy	164,870,258	—	—	164,870,258
Financials	866,395,509	—	—	866,395,509
Health Care	378,049,063	—	—	378,049,063
Industrials	582,911,911	—	—	582,911,911
Information Technology	676,529,864	—	—	676,529,864
Materials	273,399,023	—	—	273,399,023
Telecommunication Services	5,872,282	—	—	5,872,282
Utilities	178,187,579	—	—	178,187,579
Total Equity Securities	3,771,988,355	—	—	3,771,988,355
Mutual Funds
Money Market Funds	69,037,111	—	—	69,037,111
Total Mutual Funds	69,037,111	—	—	69,037,111
Investments in Securities	3,841,025,466	—	—	3,841,025,466
Derivatives
Assets
Futures Contracts	2,983,150	—	—	2,983,150
Total	3,844,008,616	—	—	3,844,008,616

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Mid Cap Value Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 12.8%
Auto Components 1.2%
TRW Automotive Holdings Corp. (a)	464,075	$47,985,355
Automobiles 1.2%
Harley-Davidson, Inc.	645,736	44,994,884
Diversified Consumer Services 0.7%
Houghton Mifflin Harcourt Co. (a)	1,393,739	26,787,664
Hotels, Restaurants & Leisure 2.2%
Royal Caribbean Cruises Ltd.	455,300	33,573,822
Starwood Hotels & Resorts Worldwide, Inc.	652,075	51,513,925
Total		85,087,747
Household Durables 1.7%
D.R. Horton, Inc.	2,003,825	51,077,499
TRI Pointe Homes, Inc. (a)	917,858	14,006,513
Total		65,084,012
Media 2.9%
Cinemark Holdings, Inc.	665,450	24,162,489
DISH Network Corp., Class A (a)(b)	672,848	53,430,860
Interpublic Group of Companies, Inc. (The)	1,759,725	35,704,820
Total		113,298,169
Specialty Retail 2.9%
Best Buy Co., Inc.	1,005,750	39,636,608
Sally Beauty Holdings, Inc. (a)	1,096,000	34,688,400
Signet Jewelers Ltd.	288,150	37,736,124
Total		112,061,132
TOTAL CONSUMER DISCRETIONARY		495,298,963
CONSUMER STAPLES 1.8%
Food Products 1.8%
Hershey Co. (The)	298,425	29,926,059
JM Smucker Co. (The)	382,015	39,183,279
Total		69,109,338
TOTAL CONSUMER STAPLES		69,109,338
ENERGY 6.9%
Energy Equipment & Services 2.9%
Cameron International Corp. (a)	646,350	33,144,828
Oceaneering International, Inc.	287,275	18,015,015
Superior Energy Services, Inc.	1,136,875	21,953,056

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Weatherford International PLC (a)	2,874,950	$37,661,845
Total		110,774,744
Oil, Gas & Consumable Fuels 4.0%
Cabot Oil & Gas Corp.	954,050	31,521,812
Cimarex Energy Co.	413,065	43,351,172
EQT Corp.	183,675	16,710,752
Noble Energy, Inc.	853,225	41,961,605
ONEOK, Inc.	437,825	23,712,602
Total		157,257,943
TOTAL ENERGY		268,032,687
FINANCIALS 31.2%
Banks 7.7%
City National Corp.	555,312	42,864,533
Cullen/Frost Bankers, Inc.	519,400	38,778,404
East West Bancorp, Inc.	1,245,150	45,784,166
Fifth Third Bancorp	3,544,651	71,318,378
M&T Bank Corp.	487,875	61,482,007
Zions Bancorporation	1,314,383	36,881,587
Total		297,109,075
Capital Markets 2.4%
Raymond James Financial, Inc.	1,087,500	61,226,250
TD Ameritrade Holding Corp.	932,475	32,272,960
Total		93,499,210
Consumer Finance 0.9%
Synchrony Financial (a)	1,274,375	36,969,619
Diversified Financial Services 0.8%
Voya Financial, Inc.	754,200	31,585,896
Insurance 8.3%
Aon PLC	582,000	53,829,180
Brown & Brown, Inc.	1,495,375	48,151,075
Genworth Financial, Inc., Class A (a)	2,100,700	19,095,363
Hartford Financial Services Group, Inc. (The)	1,765,618	72,920,023
Lincoln National Corp.	1,182,125	66,943,739
Principal Financial Group, Inc.	1,143,202	60,898,371
Total		321,837,751
Real Estate Investment Trusts (REITs) 9.8%
Colony Financial, Inc.	802,175	19,693,396
Extra Space Storage, Inc.	459,554	27,237,766
Host Hotels & Resorts, Inc.	3,152,272	73,258,801

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Outfront Media, Inc.	876,916	$23,729,347
Rayonier, Inc.	883,859	24,111,674
SL Green Realty Corp.	582,175	67,613,804
Taubman Centers, Inc.	641,950	51,028,606
UDR, Inc.	1,873,825	57,676,333
Weyerhaeuser Co.	1,041,553	36,777,236
Total		381,126,963
Real Estate Management & Development 1.3%
CBRE Group, Inc., Class A (a)	1,452,361	49,002,660
TOTAL FINANCIALS		1,211,131,174
HEALTH CARE 6.4%
Health Care Equipment & Supplies 3.5%
Teleflex, Inc.	488,350	58,186,903
Zimmer Holdings, Inc.	693,250	77,845,042
Total		136,031,945
Health Care Providers & Services 2.1%
Community Health Systems, Inc. (a)	531,600	25,027,728
LifePoint Hospitals, Inc. (a)	501,375	34,690,136
WellCare Health Plans, Inc. (a)	294,275	21,699,839
Total		81,417,703
Pharmaceuticals 0.8%
Jazz Pharmaceuticals PLC (a)	170,325	30,162,854
TOTAL HEALTH CARE		247,612,502
INDUSTRIALS 11.0%
Aerospace & Defense 0.9%
Textron, Inc.	804,525	34,852,023
Airlines 1.1%
United Continental Holdings, Inc. (a)	711,775	43,581,983
Building Products 0.7%
USG Corp. (a)	968,250	27,895,283
Construction & Engineering 0.9%
Jacobs Engineering Group, Inc. (a)	742,650	34,496,092

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	523,425	$46,794,195
Machinery 2.7%
Crane Co.	474,775	28,025,969
Dover Corp.	567,978	43,728,626
Manitowoc Co., Inc. (The)	150,923	3,039,589
Navistar International Corp. (a)	873,800	31,282,040
Total		106,076,224
Road & Rail 1.1%
Ryder System, Inc.	426,525	40,741,668
Trading Companies & Distributors 2.4%
AerCap Holdings NV (a)	795,744	35,259,416
United Rentals, Inc. (a)	184,825	20,942,521
WESCO International, Inc. (a)	443,000	36,498,770
Total		92,700,707
TOTAL INDUSTRIALS		427,138,175
INFORMATION TECHNOLOGY 9.5%
Communications Equipment 0.8%
Aruba Networks, Inc. (a)	729,525	13,649,413
F5 Networks, Inc. (a)	120,675	15,590,003
Total		29,239,416
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics, Inc. (a)	470,775	27,512,091
FLIR Systems, Inc.	834,875	26,490,584
Total		54,002,675
IT Services 1.3%
Xerox Corp.	3,724,700	51,996,812
Semiconductors & Semiconductor Equipment 3.3%
Broadcom Corp., Class A	1,124,150	48,484,589
KLA-Tencor Corp.	196,925	13,674,472
Lam Research Corp.	357,675	29,558,262
Micron Technology, Inc. (a)	418,575	15,047,771
Skyworks Solutions, Inc.	331,925	22,394,980
Total		129,160,074
Software 2.7%
Activision Blizzard, Inc.	902,975	19,549,409
Autodesk, Inc. (a)	440,100	27,286,200
Electronic Arts, Inc. (a)	885,075	38,881,345

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
PTC, Inc. (a)	520,575	$20,338,865
Total		106,055,819
TOTAL INFORMATION TECHNOLOGY		370,454,796
MATERIALS 6.3%
Chemicals 2.5%
International Flavors & Fragrances, Inc.	300,450	30,396,526
Methanex Corp.	439,175	22,687,781
PPG Industries, Inc.	195,300	42,735,546
Total		95,819,853
Containers & Packaging 2.4%
Packaging Corp. of America	550,800	40,913,424
Sealed Air Corp.	1,376,150	54,399,210
Total		95,312,634
Metals & Mining 1.4%
Steel Dynamics, Inc.	2,381,900	53,688,026
TOTAL MATERIALS		244,820,513
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
SBA Communications Corp., Class A (a)	339,675	41,328,257
Telephone & Data Systems, Inc.	456,075	11,657,277
Total		52,985,534
TOTAL TELECOMMUNICATION SERVICES		52,985,534

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 10.6%
Electric Utilities 6.1%
Edison International	1,009,550	$64,166,998
Great Plains Energy, Inc.	1,956,950	51,213,382
Portland General Electric Co.	1,985,875	73,219,211
PPL Corp.	1,361,925	48,389,195
Total		236,988,786
Gas Utilities 0.9%
Questar Corp.	1,513,475	36,308,265
Independent Power and Renewable Electricity Producers 2.7%
AES Corp. (The)	4,009,775	55,615,580
NRG Energy, Inc.	1,527,750	47,757,465
Total		103,373,045
Multi-Utilities 0.9%
CMS Energy Corp.	1,057,050	34,988,355
TOTAL UTILITIES		411,658,451
Total Common Stocks (Cost: $2,606,367,592)		$3,798,242,133

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.104% (c)(d)	71,500,680	$71,500,680
Total Money Market Funds (Cost: $71,500,680)		$71,500,680
Total Investments (Cost: $2,677,868,272) (e)		$3,869,742,813(f)
Other Assets & Liabilities, Net		10,194,578
Net Assets		$3,879,937,391

Investments in Derivatives
Open Options Contracts Written at November 30, 2014

At November 30, 2014, securities totaling $5,344,293 was pledged as collateral to cover open options contracts written.

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Dish Network Corp., Class A	Call	673	72.50	129,187	12/2014	514,845

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with options contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2014.

(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	139,344,865	540,844,284	(608,688,469)	71,500,680	90,434	71,500,680

(e)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $2,677,868,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,235,351,000
Unrealized Depreciation	(43,476,000)
Net Unrealized Appreciation	$1,191,875,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	495,298,963	—	—	495,298,963
Consumer Staples	69,109,338	—	—	69,109,338
Energy	268,032,687	—	—	268,032,687
Financials	1,211,131,174	—	—	1,211,131,174
Health Care	247,612,502	—	—	247,612,502
Industrials	427,138,175	—	—	427,138,175
Information Technology	370,454,796	—	—	370,454,796
Materials	244,820,513	—	—	244,820,513
Telecommunication Services	52,985,534	—	—	52,985,534
Utilities	411,658,451	—	—	411,658,451
Total Equity Securities	3,798,242,133	—	—	3,798,242,133
Mutual Funds
Money Market Funds	71,500,680	—	—	71,500,680
Total Mutual Funds	71,500,680	—	—	71,500,680
Investments in Securities	3,869,742,813	—	—	3,869,742,813
Derivatives
Liabilities
Options Contracts Written	514,845	—	—	514,845
Total	3,870,257,658	—	—	3,870,257,658

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Multi-Advisor International Equity Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
AUSTRALIA 5.5%
Amcor Ltd.	87,243	$901,265
AMP Ltd.	102,298	490,015
Australia and New Zealand Banking Group Ltd.	139,637	3,787,583
BHP Billiton Ltd.	140,997	3,656,040
BlueScope Steel Ltd. (a)	168,000	706,077
Commonwealth Bank of Australia	56,545	3,878,105
Crown Resorts Ltd.	36,491	445,874
CSL Ltd.	13,746	964,106
Dick Smith Holdings Ltd.	580,000	1,102,348
Lend Lease Group	56,068	730,429
Macquarie Group Ltd.	41,205	2,044,032
National Australia Bank Ltd.	41,902	1,160,752
QBE Insurance Group Ltd.	185,129	1,707,407
Santos Ltd.	63,266	542,742
Scentre Group (a)	109,343	322,071
Slater & Gordon Ltd.	184,170	965,428
Treasury Wine Estates Ltd.	112,255	451,409
Wesfarmers Ltd.	19,860	699,964
Westfield Corp.	87,756	617,979
Westpac Banking Corp.	162,059	4,484,720
Woolworths Ltd.	49,508	1,308,191
Total		30,966,537
BELGIUM 2.7%
Anheuser-Busch InBev NV	75,738	8,895,905
KBC Groep NV (a)	54,547	3,120,018
UCB SA	43,491	3,411,296
Total		15,427,219
CHINA 0.9%
Baidu, Inc., ADR (a)	4,497	1,102,260
Beijing Capital International Airport Co., Ltd. Class H	1,100,000	858,308
China CNR Corp., Ltd., Class H (a)(b)	1,061,000	1,047,969
China Milk Products Group Ltd. (a)(b)(c)	7,426,000	6
Industrial & Commercial Bank of China Ltd., Class H	1,000,000	675,893
Ping An Insurance Group Co. of China Ltd., Class H	140,000	1,171,058
Total		4,855,494
DENMARK 2.9%
Novo Nordisk A/S, Class B	225,914	10,303,312
Pandora A/S	71,099	6,309,402
Total		16,612,714

Issuer	Shares	Value

Common Stocks (continued)
FINLAND 0.4%
KONE OYJ, Class B	54,926	$2,527,016
FRANCE 8.7%
Airbus Group NV	141,812	8,639,590
Essilor International SA	28,633	3,215,015
Groupe Eurotunnel SA	341,268	4,411,115
Iliad SA	22,137	5,436,435
L’Oreal SA	67,249	11,472,771
Legrand SA	104,492	5,478,523
Publicis Groupe SA	66,774	4,903,760
Vivendi SA	217,954	5,550,386
Total		49,107,595
GERMANY 8.8%
BASF SE	53,628	4,868,580
Bayer AG, Registered Shares	105,951	15,934,532
Bayerische Motoren Werke AG	53,283	6,092,124
Brenntag AG	119,136	6,561,106
Continental AG	31,248	6,574,322
Deutsche Post AG	168,336	5,591,915
ProSiebenSat.1 Media AG, Registered Shares	93,448	3,991,399
Total		49,613,978
HONG KONG 2.9%
AIA Group Ltd.	677,000	3,903,417
BOC Hong Kong Holdings Ltd.	328,000	1,157,015
Cheung Kong Holdings Ltd.	136,000	2,490,707
China Gas Holdings Ltd.	808,000	1,506,177
Global Brands Group Holding Ltd. (a)	7,800,000	1,739,983
Hutchison Whampoa Ltd.	170,000	2,127,884
Sands China Ltd.	168,400	1,006,175
Wharf Holdings Ltd. (The)	241,000	1,734,449
Wynn Macau Ltd.	198,000	644,858
Total		16,310,665
IRELAND 0.7%
Bank of Ireland (a)	10,124,276	4,154,381
ITALY 0.7%
Intesa Sanpaolo SpA	1,223,614	3,770,284
JAPAN 20.4%
Alps Electric Co., Ltd.	184,200	3,681,669
Aozora Bank Ltd.	809,000	2,629,481
Astellas Pharma, Inc.	342,100	4,922,367
Central Japan Railway Co.	28,400	4,125,014

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
COMSYS Holdings Corp.	219,500	$3,264,534
CYBERDYNE, Inc. (a)	29,600	827,826
Daiichikosho Co., Ltd.	126,300	3,337,297
Daikin Industries Ltd.	33,000	2,189,933
Doshisha Co., Ltd.	71,200	1,010,146
Fuji Heavy Industries Ltd.	169,100	6,176,813
Hoshizaki Electric Co., Ltd.	62,300	3,199,882
Hulic REIT, Inc.	903	1,388,405
Invincible Investment Corp.	5,418	2,006,700
Iriso Electronics Co., Ltd.	34,500	1,827,143
ITOCHU Corp.	298,700	3,433,983
Kanamoto Co., Ltd.	38,700	1,257,032
KDDI Corp.	87,500	5,603,426
Keyence Corp.	5,500	2,541,966
M3, Inc.	145,000	2,489,227
Mazda Motor Corp.	119,200	3,090,920
Mitsubishi UFJ Financial Group, Inc.	237,400	1,367,265
Mitsui & Co., Ltd.	155,800	2,148,704
Nakanishi, Inc.	68,900	2,707,325
Nidec Corp.	59,300	3,926,116
Nihon M&A Center, Inc.	94,100	2,876,048
Omron Corp.	76,000	3,537,513
ORIX Corp.	281,080	3,715,092
Otsuka Corp.	52,000	1,792,068
Recruit Holdings Co., Ltd. (a)	19,700	647,180
San-A Co., Ltd.	105,800	3,587,143
Seiko Epson Corp.	73,100	3,538,819
Shinmaywa Industries Ltd.	237,000	2,192,341
SoftBank Corp.	40,300	2,684,778
Sumitomo Mitsui Financial Group, Inc.	93,000	3,491,697
Sun Frontier Fudousan Co., Ltd.	138,100	1,459,904
Sysmex Corp.	14,100	606,530
Tokai Tokyo Financial Holdings, Inc.	346,500	2,474,890
Tokyo Gas Co., Ltd.	551,000	3,003,495
Toyo Tire & Rubber Co., Ltd.	225,400	4,620,319
Toyota Motor Corp.	102,300	6,289,357
Total		115,670,348
MALTA —%
BGP Holdings PLC (a)(b)(c)	2,232,232	3
NETHERLANDS 4.5%
Akzo Nobel NV	22,463	1,551,881
ASML Holding NV	89,954	9,499,702
ING Groep NV-CVA (a)	446,300	6,537,332
Reed Elsevier NV	316,624	7,783,570
Total		25,372,485

Issuer	Shares	Value

Common Stocks (continued)
NORWAY 1.0%
DNB ASA	340,666	$5,657,169
PAPUA NEW GUINEA 0.2%
Oil Search Ltd.	184,317	1,247,196
SINGAPORE 1.6%
CapitaLand Ltd.	146,000	371,576
DBS Group Holdings Ltd.	218,000	3,312,952
Frasers Centrepoint Ltd.	750,000	971,549
Global Logistic Properties Ltd.	700,000	1,405,824
Oversea-Chinese Banking Corp., Ltd.	108,000	867,095
Singapore Post Ltd.	540,000	797,522
United Overseas Bank Ltd.	37,000	679,847
UOL Group Ltd.	132,000	680,603
Total		9,086,968
SPAIN 1.6%
Amadeus IT Holding SA, Class A	125,972	5,014,826
Inditex SA	136,850	3,984,441
Total		8,999,267
SWEDEN 1.9%
Nordea Bank AB	417,674	5,217,739
Svenska Handelsbanken AB, Class A	118,359	5,781,005
Total		10,998,744
SWITZERLAND 9.6%
Cie Financiere Richemont SA, Class A, Registered Shares	52,360	4,923,059
Nestlé SA, Registered Shares	127,442	9,568,866
Novartis AG, Registered Shares	123,174	11,919,037
Roche Holding AG, Genusschein Shares	50,580	15,149,135
Sika AG	803	3,056,594
UBS AG (a)	134,388	2,413,073
UBS AG	404,826	7,269,062
Total		54,298,826
TAIWAN 0.4%
Radiant Opto-Electronics Corp.	168,000	549,912
Taiwan Semiconductor Manufacturing Co., Ltd.	192,000	883,469
Tung Thih Electronic Co., Ltd.	200,000	655,742
Total		2,089,123
UNITED KINGDOM 22.2%
Ashtead Group PLC	394,689	6,497,953

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
AstraZeneca PLC	119,526	$8,924,240
BG Group PLC	490,846	6,901,845
British American Tobacco PLC	65,431	3,878,100
BT Group PLC	1,210,056	7,753,219
Burberry Group PLC	156,834	4,042,082
Diageo PLC	153,313	4,743,997
IMI PLC	160,336	2,957,753
InterContinental Hotels Group PLC	125,235	5,301,221
Johnson Matthey PLC	80,597	4,187,184
Legal & General Group PLC	1,670,367	6,436,681
Lloyds Banking Group PLC (a)	4,321,830	5,424,185
London Stock Exchange Group PLC	112,537	3,963,901
Persimmon PLC	234,129	5,606,325
Prudential PLC	401,681	9,712,548
Rio Tinto PLC	113,156	5,289,233
Royal Dutch Shell PLC, Class A	338,292	11,268,386
Schroders PLC	49,629	2,089,177
Smith & Nephew PLC	265,644	4,605,788
St. James’s Place PLC	337,162	4,181,577
Unilever PLC	175,296	7,409,361

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Wolseley PLC	73,793	$4,138,001
Total		125,312,757
Total Common Stocks (Cost: $465,464,403)		$552,078,769
	Shares	Value

Exchange-Traded Funds 0.2%
WisdomTree Japan Hedged Equity Fund	15,853	$878,256
Total Exchange-Traded Funds (Cost: $852,478)		$878,256

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.104% (d)(e)	13,896,537	$13,896,537
Total Money Market Funds (Cost: $13,896,537)		$13,896,537
Total Investments
(Cost: $480,213,418) (f)		$566,853,562(g)
Other Assets & Liabilities, Net		(1,416,867)
Net Assets		$565,436,695

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	12/29/2014	3,128,000 CAD	2,767,270 USD	33,594	—
Barclays Capital	12/29/2014	36,240,000 DKK	6,091,200 USD	33,708	—
Barclays Capital	12/29/2014	5,912,000 GBP	9,433,562 USD	200,396	—
Barclays Capital	12/29/2014	175,269,000 JPY	1,541,129 USD	63,930	—
Barclays Capital	12/29/2014	7,137,000 NOK	1,037,189 USD	20,860	—
Barclays Capital	12/29/2014	68,071,000 TWD	2,224,542 USD	28,809	—
Barclays Capital	12/29/2014	8,838,361 USD	10,257,000 AUD	—	(127,756)
Barclays Capital	12/29/2014	1,101,213 USD	1,061,000 CHF	—	(2,703)
Barclays Capital	12/29/2014	10,531,490 USD	8,425,000 EUR	—	(53,911)
Barclays Capital	12/29/2014	3,323,673 USD	12,610,000 ILS	—	(85,533)
Barclays Capital	12/29/2014	2,201,239 USD	2,856,000 NZD	32,610	—
Barclays Capital	12/29/2014	7,222,234 USD	53,312,000 SEK	—	(72,064)
Barclays Capital	12/29/2014	1,658,132 USD	2,137,000 SGD	—	(19,923)
Total				413,907	(361,890)

Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, cash totaling $272,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EMINI MSCI EAFE INDEX DEC	68	USD	6,243,760	12/2014	—	(211,647)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $1,047,978, which represents 0.19% of net assets.

(c)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2014 was $9, which represents less than 0.01% of net assets. Information concerning such security holdings at November 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02-04-2009 - 05-14-2009	—
China Milk Products Group Ltd.	09-11-2006 - 07-02-2009	4,479,619

(d)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,324,034	234,126,319	(232,553,816)	13,896,537	11,197	13,896,537

(f)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $480,213,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$106,314,000
Unrealized Depreciation	(19,673,000)
Net Unrealized Appreciation	$86,641,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated August 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	90,596,966	—	90,596,966
Consumer Staples	—	52,015,708	6	52,015,714
Energy	—	19,960,168	—	19,960,168
Financials	—	132,906,644	3	132,906,647
Health Care	—	85,979,734	—	85,979,734
Industrials	—	79,847,454	1,047,969	80,895,423
Information Technology	1,102,260	32,867,087	—	33,969,347
Materials	—	24,216,854	—	24,216,854
Telecommunication Services	—	27,028,244	—	27,028,244
Utilities	—	4,509,672	—	4,509,672
Exchange-Traded Funds	878,256	—	—	878,256
Total Equity Securities	1,980,516	549,928,531	1,047,978	552,957,025
Mutual Funds
Money Market Funds	13,896,537	—	—	13,896,537
Total Mutual Funds	13,896,537	—	—	13,896,537
Investments in Securities	15,877,053	549,928,531	1,047,978	566,853,562
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	413,907	—	413,907
Liabilities
Forward Foreign Currency Exchange Contracts	—	(361,890)	—	(361,890)
Futures Contracts	(211,647)	—	—	(211,647)
Total	15,665,406	549,980,548	1,047,978	566,693,932

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Overseas Value Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
AUSTRALIA 3.7%
Australia and New Zealand Banking Group Ltd.	361,579	$9,807,648
Macquarie Group Ltd.	119,919	5,948,751
National Australia Bank Ltd.	193,975	5,373,417
Westpac Banking Corp.	248,978	6,890,062
Total		28,019,878
BELGIUM 1.5%
Delhaize Group SA	62,695	4,583,157
KBC Groep NV (a)	115,378	6,599,472
Total		11,182,629
CANADA 1.2%
Cott Corp.	435,340	2,851,477
Suncor Energy, Inc.	191,394	6,048,954
Total		8,900,431
FRANCE 9.2%
AXA SA	598,509	14,448,955
BNP Paribas SA	144,497	9,264,033
Casino Guichard Perrachon SA	72,667	7,001,825
CNP Assurances	439,748	8,141,922
Publicis Groupe SA	77,872	5,718,777
Sanofi	132,360	12,814,437
Total SA	217,607	12,173,550
Total		69,563,499
GERMANY 7.2%
Allianz SE, Registered Shares	97,722	16,823,396
BASF SE	58,653	5,324,771
Continental AG	29,093	6,120,928
Duerr AG	60,642	5,215,785
Freenet AG	394,111	11,636,412
Jenoptik AG	275,763	3,137,855
Siemens AG, Registered Shares	55,276	6,540,628
Total		54,799,775
HONG KONG 1.6%
Cheung Kong Holdings Ltd.	410,000	7,508,750
K Wah International Holdings Ltd.	7,500,000	4,468,815
Total		11,977,565
IRELAND 3.1%
Amarin Corp. PLC, ADR (a)	980,302	1,264,589
Bank of Ireland (a)	15,534,722	6,374,495
Dragon Oil PLC	787,161	6,153,874

Issuer	Shares	Value

Common Stocks (continued)
IRELAND (CONTINUED)
Smurfit Kappa Group PLC	427,180	$9,895,828
Total		23,688,786
ISRAEL 1.6%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	6,788,701	12,012,253
ITALY 3.4%
Enel SpA	1,918,903	9,257,914
ENI SpA	364,419	7,281,909
Esprinet SpA	366,680	2,753,928
Recordati SpA	379,306	6,631,372
Total		25,925,123
JAPAN 21.5%
Aozora Bank Ltd.	1,346,000	4,374,885
Central Japan Railway Co.	61,900	8,990,787
COMSYS Holdings Corp.	430,100	6,396,702
CyberAgent, Inc.	123,000	4,907,127
CYBERDYNE, Inc. (a)	39,100	1,093,513
Daiichikosho Co., Ltd.	330,300	8,727,705
Fuji Heavy Industries Ltd.	312,700	11,422,173
Fujitsu General Ltd.	325,000	3,489,726
Fuyo General Lease Co., Ltd.	160,100	5,723,739
Hulic REIT, Inc.	3,040	4,674,144
Invincible Investment Corp.	17,202	6,371,218
Iriso Electronics Co., Ltd.	77,600	4,109,748
IT Holdings Corp.	340,500	5,275,582
ITOCHU Corp.	756,200	8,693,599
Kanamoto Co., Ltd.	161,900	5,258,747
KDDI Corp.	125,500	8,036,914
Mazda Motor Corp.	295,600	7,665,066
Message Co., Ltd.	104,000	2,780,988
Mitsubishi UFJ Financial Group, Inc.	1,308,300	7,534,934
Nakanishi, Inc.	146,000	5,736,856
Nihon M&A Center, Inc.	206,300	6,305,300
Recruit Holdings Co., Ltd. (a)	76,300	2,506,591
Sumitomo Mitsui Financial Group, Inc.	246,000	9,236,101
Taisei Corp.	926,000	4,836,356
Tokai Tokyo Financial Holdings, Inc.	726,100	5,186,198
Toyo Tire & Rubber Co., Ltd.	392,300	8,041,487
Toyota Motor Corp.	88,200	5,422,496
Total		162,798,682
NETHERLANDS 3.4%
ING Groep NV-CVA (a)	925,147	13,551,407

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
Koninklijke Ahold NV	681,382	$12,035,393
Total		25,586,800
NORWAY 2.9%
Atea ASA	465,797	4,846,899
DNB ASA	407,491	6,766,879
Electromagnetic GeoServices (a)	950,481	485,033
Kongsberg Automotive ASA (a)	5,465,634	5,056,264
Leroy Seafood Group ASA	97,278	3,376,432
Spectrum ASA	366,713	1,657,029
Total		22,188,536
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)	2,753,345	136,946
SINGAPORE 1.7%
DBS Group Holdings Ltd.	835,000	12,689,516
SOUTH KOREA 1.9%
GS Home Shopping, Inc.	23,002	4,436,242
Hyundai Home Shopping Network Corp.	44,076	5,407,349
LF Corp.	156,220	4,505,062
Total		14,348,653
SPAIN 3.8%
Banco Santander SA	902,134	8,131,628
Endesa SA	430,454	8,320,432
Iberdrola SA	1,614,209	11,934,742
Total		28,386,802
SWEDEN 2.3%
Nordea Bank AB	824,969	10,305,820
Saab AB, Class B	267,335	7,464,464
Total		17,770,284
SWITZERLAND 3.9%
Autoneum Holding AG	36,294	6,317,879
Baloise Holding AG, Registered Shares	64,021	8,361,656
Nestlé SA, Registered Shares	43,156	3,240,329
Zurich Insurance Group AG	36,585	11,464,878
Total		29,384,742
TAIWAN 1.1%
Pegatron Corp.	2,061,000	4,778,341

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Wistron NeWeb Corp.	1,655,261	$3,213,171
Total		7,991,512
UNITED KINGDOM 18.2%
AstraZeneca PLC	101,441	7,573,949
AstraZeneca PLC, ADR	60,892	4,516,360
Aviva PLC	1,144,425	9,080,965
BP PLC	1,560,608	10,243,086
Close Brothers Group PLC	261,663	6,200,245
Crest Nicholson Holdings PLC	947,152	5,312,709
DCC PLC	129,115	7,181,739
HSBC Holdings PLC	1,683,209	16,747,825
Intermediate Capital Group PLC	813,365	5,837,836
KAZ Minerals PLC (a)	1,264,265	4,664,434
Rio Tinto PLC	105,214	4,918,001
Royal Dutch Shell PLC, Class B	809,565	28,110,730
Shire PLC	106,462	7,578,000
Vodafone Group PLC	3,986,722	14,568,671
Xchanging PLC	2,013,084	5,384,847
Total		137,919,397
UNITED STATES 3.4%
Alkermes PLC (a)	37,311	2,052,851
ARIAD Pharmaceuticals, Inc. (a)	212,208	1,508,799
Arrowhead Research Corp. (a)	234,290	1,363,568
Auspex Pharmaceuticals, Inc. (a)	55,929	1,355,160
AVANIR Pharmaceuticals, Inc. (a)	110,564	1,649,615
BioMarin Pharmaceutical, Inc. (a)	17,272	1,549,644
Celgene Corp. (a)	21,293	2,420,801
Dynavax Technologies Corp. (a)	86,268	1,281,939
Insmed, Inc. (a)	105,388	1,487,025
Keryx Biopharmaceuticals, Inc. (a)	68,513	1,089,357
Pharmacyclics, Inc. (a)	8,589	1,197,221
Puma Biotechnology, Inc. (a)	6,306	1,431,588
Receptos, Inc. (a)	8,984	1,215,535
Regulus Therapeutics, Inc. (a)	67,932	1,273,046
Stillwater Mining Co. (a)	260,142	3,415,664
Vertex Pharmaceuticals, Inc. (a)	13,282	1,565,682
Total		25,857,495
Total Common Stocks (Cost: $720,342,381)		$731,129,304

	Shares	Value

Exchange-Traded Funds 2.8%
iShares MSCI EAFE ETF	332,495	$21,276,355
Total Exchange-Traded Funds (Cost: $21,277,882)		$21,276,355

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.104% (c)(d)	4,567,976	$4,567,976
Total Money Market Funds (Cost: $4,567,976)		$4,567,976
Total Investments
(Cost: $746,188,239) (e)		$756,973,635(f)
Other Assets & Liabilities, Net		365,520
Net Assets		$757,339,155

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	12/29/2014	14,119,000 CAD	12,489,164 USD	150,044	—
Morgan Stanley	12/29/2014	2,899,000 CHF	3,006,451 USD	4,962	—
Morgan Stanley	12/29/2014	27,904,000 ILS	7,349,386 USD	183,876	—
Morgan Stanley	12/29/2014	1,252,898,000 JPY	10,946,652 USD	387,005	—
Morgan Stanley	12/29/2014	19,048,476,000 KRW	17,664,564 USD	568,347	—
Morgan Stanley	12/29/2014	85,270,000 NOK	12,496,703 USD	354,017	—
Morgan Stanley	12/29/2014	225,498,000 TWD	7,379,814 USD	106,034	—
Morgan Stanley	12/29/2014	28,645,201 USD	32,962,000 AUD	—	(652,717)
Morgan Stanley	12/29/2014	2,940,025 USD	17,497,000 DKK	—	(15,413)
Morgan Stanley	12/29/2014	6,775,908 USD	5,427,000 EUR	—	(26,730)
Morgan Stanley	12/29/2014	39,188,676 USD	24,595,000 GBP	—	(777,018)
Morgan Stanley	12/29/2014	3,756,358 USD	232,327,000 INR	—	(38,333)
Morgan Stanley	12/29/2014	3,669,405 USD	4,740,000 NZD	38,034	—
Morgan Stanley	12/29/2014	4,387,398 USD	32,394,000 SEK	—	(42,736)
Morgan Stanley	12/29/2014	2,937,328 USD	3,783,000 SGD	—	(37,309)
Total				1,792,319	(1,590,256)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $136,946, which represents 0.02% of net assets.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,600,211	248,197,733	(245,229,968)	4,567,976	4,082	4,567,976

(e)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $746,188,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$51,215,000
Unrealized Depreciation	(40,429,000)
Net Unrealized Appreciation	$10,786,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone

EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	92,550,989	—	92,550,989
Consumer Staples	2,851,477	30,237,136	—	33,088,613
Energy	6,048,954	66,105,210	—	72,154,164
Financials	—	253,889,592	136,946	254,026,538
Health Care	28,222,780	44,209,115	—	72,431,895
Industrials	—	69,390,697	—	69,390,697
Information Technology	—	33,500,372	—	33,500,372
Materials	3,415,664	24,803,034	—	28,218,698
Telecommunication Services	—	46,254,251	—	46,254,251
Utilities	—	29,513,087	—	29,513,087
Exchange-Traded Funds	21,276,355	—	—	21,276,355
Total Equity Securities	61,815,230	690,453,483	136,946	752,405,659
Mutual Funds
Money Market Funds	4,567,976	—	—	4,567,976
Total Mutual Funds	4,567,976	—	—	4,567,976
Investments in Securities	66,383,206	690,453,483	136,946	756,973,635
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,792,319	—	1,792,319
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,590,256)	—	(1,590,256)
Total	66,383,206	690,655,546	136,946	757,175,698

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Select Large Cap Equity Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%
CONSUMER DISCRETIONARY 11.3%
Auto Components 1.4%
Delphi Automotive PLC	95,460	$6,963,807
Hotels, Restaurants & Leisure 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	96,360	7,612,440
Media 6.1%
Cinemark Holdings, Inc.	93,400	3,391,354
Comcast Corp., Class A	211,190	12,046,277
DISH Network Corp., Class A (a)	100,143	7,952,356
Viacom, Inc., Class B	94,378	7,137,808
Total		30,527,795
Multiline Retail 0.9%
Macy’s, Inc.	72,320	4,694,291
Textiles, Apparel & Luxury Goods 1.4%
VF Corp.	89,110	6,698,399
TOTAL CONSUMER DISCRETIONARY		56,496,732
CONSUMER STAPLES 9.5%
Beverages 2.4%
Anheuser-Busch InBev NV, ADR	49,420	5,781,646
Coca-Cola Enterprises, Inc.	139,840	6,144,570
Total		11,926,216
Food & Staples Retailing 4.1%
CVS Health Corp.	133,130	12,162,757
Kroger Co. (The)	136,270	8,154,397
Total		20,317,154
Food Products 1.8%
Mead Johnson Nutrition Co.	55,830	5,797,387
Tyson Foods, Inc., Class A	81,100	3,433,774
Total		9,231,161
Tobacco 1.2%
Philip Morris International, Inc.	70,510	6,129,434
TOTAL CONSUMER STAPLES		47,603,965
ENERGY 9.1%
Energy Equipment & Services 2.5%
Schlumberger Ltd.	121,070	10,405,967

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Weatherford International PLC (a)	175,340	$2,296,954
Total		12,702,921
Oil, Gas & Consumable Fuels 6.6%
Anadarko Petroleum Corp.	73,540	5,820,691
Chevron Corp.	86,725	9,441,751
EOG Resources, Inc.	58,394	5,063,927
Kinder Morgan, Inc.	300,840	12,439,734
Total		32,766,103
TOTAL ENERGY		45,469,024
FINANCIALS 15.9%
Banks 8.4%
Bank of Montreal	88,320	6,508,301
Citigroup, Inc.	191,070	10,312,048
JPMorgan Chase & Co.	214,411	12,898,966
Wells Fargo & Co.	223,500	12,176,280
Total		41,895,595
Capital Markets 4.9%
BlackRock, Inc.	17,640	6,334,171
Goldman Sachs Group, Inc. (The)	54,020	10,177,908
T. Rowe Price Group, Inc.	95,740	7,991,418
Total		24,503,497
Insurance 2.6%
ACE Ltd.	70,320	8,040,389
Marsh & McLennan Companies, Inc.	88,780	5,024,060
Total		13,064,449
TOTAL FINANCIALS		79,463,541
HEALTH CARE 15.5%
Biotechnology 4.6%
BioMarin Pharmaceutical, Inc. (a)	57,200	5,131,984
Celgene Corp. (a)	54,580	6,205,200
Cubist Pharmaceuticals, Inc. (a)	38,960	2,953,558
Receptos, Inc. (a)	20,830	2,818,299
Vertex Pharmaceuticals, Inc. (a)	51,132	6,027,440
Total		23,136,481
Health Care Equipment & Supplies 5.3%
Covidien PLC	142,450	14,387,450
Medtronic, Inc.	62,220	4,596,191
Zimmer Holdings, Inc.	68,090	7,645,826
Total		26,629,467

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 3.5%
Aetna, Inc.	87,590	$7,641,352
McKesson Corp.	45,390	9,566,396
Total		17,207,748
Pharmaceuticals 2.1%
Merck & Co., Inc.	174,110	10,516,244
TOTAL HEALTH CARE		77,489,940
INDUSTRIALS 10.2%
Aerospace & Defense 5.7%
Honeywell International, Inc.	126,972	12,579,116
Lockheed Martin Corp.	34,440	6,597,326
Raytheon Co.	87,500	9,336,250
Total		28,512,692
Airlines 1.7%
Delta Air Lines, Inc.	182,980	8,539,677
Machinery 1.6%
Ingersoll-Rand PLC	125,760	7,930,426
Road & Rail 1.2%
CSX Corp.	172,880	6,308,391
TOTAL INDUSTRIALS		51,291,186
INFORMATION TECHNOLOGY 18.8%
Internet Software & Services 3.0%
Google, Inc., Class A (a)	11,974	6,574,684
Google, Inc., Class C (a)	15,294	8,286,748
Total		14,861,432
IT Services 1.8%
MasterCard, Inc., Class A	100,970	8,813,671
Semiconductors & Semiconductor Equipment 1.9%
Broadcom Corp., Class A	148,350	6,398,336
KLA-Tencor Corp.	45,600	3,166,464
Total		9,564,800
Software 7.5%
Electronic Arts, Inc. (a)	159,030	6,986,188
Intuit, Inc.	78,730	7,390,385
Microsoft Corp.	314,940	15,057,282
Salesforce.com, Inc. (a)	68,320	4,090,318

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VMware, Inc., Class A (a)	43,600	$3,835,056
Total		37,359,229
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	153,720	18,281,919
EMC Corp.	165,674	5,028,206
Total		23,310,125
TOTAL INFORMATION TECHNOLOGY		93,909,257
MATERIALS 3.3%
Chemicals 2.3%
Eastman Chemical Co.	64,920	5,383,166
EI du Pont de Nemours & Co.	90,150	6,436,710
Total		11,819,876
Metals & Mining 1.0%
Freeport-McMoRan, Inc.	184,480	4,953,288
TOTAL MATERIALS		16,773,164
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.	145,910	7,381,587
TOTAL TELECOMMUNICATION SERVICES		7,381,587
UTILITIES 1.2%
Gas Utilities 1.2%
Questar Corp.	255,610	6,132,084
TOTAL UTILITIES		6,132,084
Total Common Stocks (Cost: $385,035,216)		$482,010,480

Convertible Preferred Stocks 0.8%
CONSUMER STAPLES 0.8%
Food Products 0.8%
Tyson Foods, Inc., 4.750%	71,180	3,727,697
TOTAL CONSUMER STAPLES		3,727,697
Total Convertible Preferred Stocks (Cost: $3,766,988)		$3,727,697

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	12,631,275	$12,631,275
Total Money Market Funds (Cost: $12,631,275)		$12,631,275
Total Investments (Cost: $401,433,479) (d)		$498,369,452(e)
Other Assets & Liabilities, Net		2,047,419
Net Assets		$500,416,871

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,685,848	129,221,323	(129,275,896)	12,631,275	7,505	12,631,275

(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $401,433,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$100,080,000
Unrealized Depreciation	(3,144,000)
Net Unrealized Appreciation	$96,936,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	56,496,732	—	—	56,496,732
Consumer Staples	47,603,965	—	—	47,603,965
Energy	45,469,024	—	—	45,469,024
Financials	79,463,541	—	—	79,463,541
Health Care	77,489,940	—	—	77,489,940
Industrials	51,291,186	—	—	51,291,186
Information Technology	93,909,257	—	—	93,909,257
Materials	16,773,164	—	—	16,773,164
Telecommunication Services	7,381,587	—	—	7,381,587
Utilities	6,132,084	—	—	6,132,084
Convertible Preferred Stocks
Consumer Staples	—	3,727,697	—	3,727,697
Total Equity Securities	482,010,480	3,727,697	—	485,738,177

Mutual Funds
Money Market Funds	12,631,275	—	—	12,631,275
Total Mutual Funds	12,631,275	—	—	12,631,275
Total	494,641,755	3,727,697	—	498,369,452

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Index Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
CONSUMER DISCRETIONARY 14.5%
Auto Components 0.5%
Dorman Products, Inc. (a)	137,185	$6,492,966
Drew Industries, Inc.	104,527	4,923,222
Standard Motor Products, Inc.	92,009	3,510,143
Superior Industries International, Inc.	102,724	1,861,359
Total		16,787,690
Automobiles 0.1%
Winnebago Industries, Inc.	119,580	3,011,024
Distributors 0.4%
Pool Corp.	194,772	11,571,405
VOXX International Corp. (a)	88,584	744,991
Total		12,316,396
Diversified Consumer Services 0.5%
American Public Education, Inc. (a)	76,294	2,563,478
Capella Education Co.	48,203	3,286,481
Career Education Corp. (a)	264,618	1,550,661
Regis Corp. (a)	199,280	3,296,091
Strayer Education, Inc. (a)	48,195	3,647,880
Universal Technical Institute, Inc.	94,592	991,324
Total		15,335,915
Hotels, Restaurants & Leisure 4.1%
Biglari Holdings, Inc. (a)	7,549	2,804,076
BJ’s Restaurants, Inc. (a)	95,722	4,705,694
Bob Evans Farms, Inc.	104,320	5,670,835
Boyd Gaming Corp. (a)	345,073	4,410,033
Buffalo Wild Wings, Inc. (a)	83,633	14,235,173
Cracker Barrel Old Country Store, Inc.	105,328	13,483,037
DineEquity, Inc.	76,401	7,588,911
Interval Leisure Group, Inc.	176,118	3,828,805
Jack in the Box, Inc.	172,534	12,853,783
Marcus Corp. (The)	81,093	1,334,791
Marriott Vacations Worldwide Corp.	128,577	9,451,695
Monarch Casino & Resort, Inc. (a)	44,605	738,659
Multimedia Games Holdings Co., Inc. (a)	131,207	4,761,502
Papa John’s International, Inc.	133,926	7,068,614
Pinnacle Entertainment, Inc. (a)	264,374	6,580,269
Red Robin Gourmet Burgers, Inc. (a)	63,454	4,273,627
Ruby Tuesday, Inc. (a)	271,725	2,266,186
Ruth’s Hospitality Group, Inc.	157,668	2,071,758
Scientific Games Corp., Class A (a)	217,080	3,286,591
Sonic Corp.	227,173	6,176,834
Texas Roadhouse, Inc.	276,628	9,145,322
Total		126,736,195

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Household Durables 1.6%
Ethan Allen Interiors, Inc.	115,152	$3,409,651
Helen of Troy Ltd. (a)	117,898	7,623,285
iRobot Corp. (a)	130,325	4,746,436
La-Z-Boy, Inc.	232,207	6,035,060
M/I Homes, Inc. (a)	108,173	2,479,325
Meritage Homes Corp. (a)	164,331	6,445,062
Ryland Group, Inc. (The)	207,516	8,120,101
Standard Pacific Corp. (a)	667,027	5,036,054
Universal Electronics, Inc. (a)	69,439	4,201,754
Total		48,096,728
Internet & Catalog Retail 0.3%
Blue Nile, Inc. (a)	52,342	1,813,127
FTD Companies, Inc. (a)	83,750	2,902,775
Nutrisystem, Inc.	127,302	2,414,919
PetMed Express, Inc.	89,248	1,204,848
Total		8,335,669
Leisure Products 0.2%
Arctic Cat, Inc.	57,169	1,889,436
Callaway Golf Co.	343,525	2,545,520
Sturm Ruger & Co., Inc.	85,890	3,271,550
Total		7,706,506
Media 0.3%
EW Scripps Co. (The), Class A (a)	132,084	2,586,205
Harte-Hanks, Inc.	190,650	1,166,778
Scholastic Corp.	117,010	4,153,855
Sizmek, Inc. (a)	98,153	562,417
Total		8,469,255
Multiline Retail 0.2%
Fred’s, Inc., Class A	153,279	2,375,824
Tuesday Morning Corp. (a)	193,072	4,112,434
Total		6,488,258
Specialty Retail 4.3%
Aeropostale, Inc. (a)	349,660	1,216,817
Barnes & Noble, Inc. (a)	188,540	4,404,294
Big 5 Sporting Goods Corp.	80,905	1,061,474
Brown Shoe Co., Inc.	193,254	6,331,001
Buckle, Inc. (The)	124,041	6,349,659
Cato Corp. (The), Class A	113,535	4,555,024
Children’s Place, Inc. (The)	95,331	5,344,256
Christopher & Banks Corp. (a)	163,152	1,181,220
Finish Line, Inc., Class A (The)	211,297	6,030,416
Francesca’s Holdings Corp. (a)	187,035	2,371,604
Genesco, Inc. (a)	106,522	8,667,695

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Group 1 Automotive, Inc.	94,395	$8,449,296
Haverty Furniture Companies, Inc.	91,316	1,923,115
Hibbett Sports, Inc. (a)	111,103	5,574,038
Kirkland’s, Inc. (a)	65,744	1,427,960
Lithia Motors, Inc., Class A	100,422	7,382,021
Lumber Liquidators Holdings, Inc. (a)	119,808	7,618,591
MarineMax, Inc. (a)	109,929	2,034,786
Men’s Wearhouse, Inc. (The)	201,810	9,428,563
Monro Muffler Brake, Inc.	139,531	7,644,903
Outerwall, Inc. (a)	87,798	6,170,443
PEP Boys-Manny, Moe & Jack (The) (a)	235,632	2,295,056
Select Comfort Corp. (a)	237,581	6,257,884
Sonic Automotive, Inc., Class A	151,301	3,902,053
Stage Stores, Inc.	140,582	2,880,525
Stein Mart, Inc.	125,131	1,776,860
Vitamin Shoppe, Inc. (a)	136,563	6,535,905
Zumiez, Inc. (a)	95,528	3,417,037
Total		132,232,496
Textiles, Apparel & Luxury Goods 2.0%
Crocs, Inc. (a)	376,978	5,006,268
G-III Apparel Group Ltd. (a)	82,830	7,329,627
Iconix Brand Group, Inc. (a)	212,361	8,581,508
Movado Group, Inc.	80,643	2,316,873
Oxford Industries, Inc.	64,086	4,244,416
Perry Ellis International, Inc. (a)	53,532	1,412,709
Quiksilver, Inc. (a)	544,948	1,111,694
Skechers U.S.A., Inc., Class A (a)	178,858	10,983,670
Steven Madden Ltd. (a)	253,912	8,658,399
Wolverine World Wide, Inc.	448,622	13,687,457
Total		63,332,621
TOTAL CONSUMER DISCRETIONARY		448,848,753
CONSUMER STAPLES 3.8%
Beverages 0.3%
Boston Beer Co., Inc. (The), Class A (a)	39,245	10,320,258
Food & Staples Retailing 0.8%
Andersons, Inc. (The)	116,789	6,311,277
Casey’s General Stores, Inc.	167,540	14,026,449
SpartanNash Co.	166,769	3,890,721
Total		24,228,447
Food Products 2.2%
B&G Foods, Inc.	237,236	6,789,694
Cal-Maine Foods, Inc.	132,566	5,551,864

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Calavo Growers, Inc.	62,062	$2,664,942
Darling Ingredients, Inc. (a)	728,043	13,541,600
Diamond Foods, Inc. (a)	116,584	3,473,038
J&J Snack Foods Corp.	65,927	6,925,631
Sanderson Farms, Inc.	90,737	7,876,879
Seneca Foods Corp., Class A (a)	31,483	851,615
Snyders-Lance, Inc.	229,811	6,958,677
TreeHouse Foods, Inc. (a)	186,040	15,059,938
Total		69,693,878
Household Products 0.2%
Central Garden and Pet Co., Class A (a)	189,512	1,563,474
WD-40 Co.	61,759	4,699,860
Total		6,263,334
Personal Products 0.1%
Inter Parfums, Inc.	75,259	1,930,393
Medifast, Inc. (a)	49,589	1,462,876
Total		3,393,269
Tobacco 0.2%
Alliance One International, Inc. (a)	363,164	657,327
Universal Corp.	102,400	4,094,976
Total		4,752,303
TOTAL CONSUMER STAPLES		118,651,489
ENERGY 3.2%
Energy Equipment & Services 1.8%
Basic Energy Services, Inc. (a)	154,691	1,381,391
Bristow Group, Inc.	157,265	10,080,686
C&J Energy Services, Inc. (a)	203,395	3,081,434
Era Group, Inc. (a)	85,399	1,797,649
Exterran Holdings, Inc.	296,280	9,925,380
Geospace Technologies Corp. (a)	58,070	1,530,725
Gulf Island Fabrication, Inc.	58,997	1,151,031
Gulfmark Offshore, Inc., Class A	119,090	3,102,295
Hornbeck Offshore Services, Inc. (a)	142,879	3,792,009
ION Geophysical Corp. (a)	565,859	1,397,672
Matrix Service Co. (a)	116,636	2,463,352
Newpark Resources, Inc. (a)	369,940	3,873,272
Paragon Offshore PLC	374,760	1,360,379
Pioneer Energy Services Corp. (a)	279,388	1,687,504
SEACOR Holdings, Inc. (a)	78,044	5,552,050
Tesco Corp.	161,245	2,271,942
Tetra Technologies, Inc. (a)	351,749	2,233,606
Total		56,682,377

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 1.4%
Approach Resources, Inc. (a)	160,124	$1,556,405
Arch Coal, Inc.	938,520	2,083,514
Bill Barrett Corp. (a)	219,500	2,223,535
Carrizo Oil & Gas, Inc. (a)	187,245	7,388,688
Cloud Peak Energy, Inc. (a)	269,414	3,144,061
Comstock Resources, Inc.	196,749	1,743,196
Contango Oil & Gas Co. (a)	70,268	2,375,761
Green Plains, Inc.	151,170	4,536,612
Northern Oil and Gas, Inc. (a)	253,630	2,204,045
PDC Energy, Inc. (a)	158,607	4,680,493
Penn Virginia Corp. (a)	316,065	1,621,413
Petroquest Energy, Inc. (a)	260,065	967,442
Rex Energy Corp. (a)	215,320	1,511,546
Stone Energy Corp. (a)	248,375	3,924,325
Swift Energy Co. (a)	193,697	871,637
Synergy Resources Corp. (a)	298,580	2,929,070
Total		43,761,743
TOTAL ENERGY		100,444,120
FINANCIALS 22.4%
Banks 7.4%
Bank of the Ozarks, Inc.	285,342	10,329,381
Banner Corp.	86,573	3,565,942
BBCN Bancorp, Inc.	351,502	4,892,908
Boston Private Financial Holdings, Inc.	355,495	4,536,116
Cardinal Financial Corp.	141,385	2,583,104
City Holding Co.	68,570	2,998,566
Columbia Banking System, Inc.	233,665	6,418,778
Community Bank System, Inc.	179,970	6,657,090
CVB Financial Corp.	425,654	6,457,171
First BanCorp (a)	460,919	2,364,515
First Commonwealth Financial Corp.	413,412	3,753,781
First Financial Bancorp	271,185	4,802,686
First Financial Bankshares, Inc.	283,192	8,543,903
First Midwest Bancorp, Inc.	332,872	5,568,949
FNB Corp.	768,253	9,672,305
Glacier Bancorp, Inc.	329,257	9,015,057
Hanmi Financial Corp.	140,870	2,831,487
Home Bancshares, Inc.	255,590	8,094,535
Independent Bank Corp.	105,726	4,189,921
MB Financial, Inc.	281,328	8,861,832
National Penn Bancshares, Inc.	546,876	5,578,135
NBT Bancorp, Inc.	193,250	4,697,908
Old National Bancorp	476,186	6,761,841
Pinnacle Financial Partners, Inc.	146,263	5,509,727
PrivateBancorp, Inc.	310,693	9,771,295

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
S&T Bancorp, Inc.	131,707	$3,619,308
Simmons First National Corp., Class A	70,062	2,835,409
Sterling Bancorp	369,700	4,946,586
Susquehanna Bancshares, Inc.	829,913	10,929,954
Texas Capital Bancshares, Inc. (a)	201,729	11,121,320
Tompkins Financial Corp.	52,543	2,576,709
UMB Financial Corp.	166,927	9,262,779
United Bankshares, Inc.	281,378	9,820,092
United Community Banks, Inc.	199,445	3,510,232
ViewPoint Financial Group, Inc.	160,293	3,821,385
Westamerica Bancorporation	115,320	5,604,552
Wilshire Bancorp, Inc.	311,590	2,985,032
Wintrust Financial Corp.	205,991	9,205,738
Total		228,696,029
Capital Markets 1.8%
Calamos Asset Management, Inc., Class A	75,362	1,016,633
Evercore Partners, Inc., Class A	160,395	8,099,948
Financial Engines, Inc.	228,838	7,478,426
FXCM, Inc., Class A	182,680	2,941,148
Greenhill & Co., Inc.	117,670	5,215,135
HFF, Inc., Class A	144,967	4,998,462
Investment Technology Group, Inc. (a)	155,903	3,079,084
Piper Jaffray Companies (a)	71,858	4,124,649
Stifel Financial Corp. (a)	290,475	14,096,752
SWS Group, Inc. (a)	134,984	943,538
Virtus Investment Partners, Inc.	31,417	4,838,218
Total		56,831,993
Consumer Finance 1.3%
Cash America International, Inc.	127,750	3,118,377
Encore Capital Group, Inc. (a)	105,405	4,522,929
Enova International, Inc. (a)	116,891	2,687,324
Ezcorp, Inc., Class A (a)	215,624	2,348,145
First Cash Financial Services, Inc. (a)	125,833	7,270,631
Green Dot Corp., Class A (a)	160,255	3,527,213
PRA Group, Inc. (a)	221,434	12,958,318
World Acceptance Corp. (a)	40,240	3,071,519
Total		39,504,456
Diversified Financial Services 0.6%
Interactive Brokers Group, Inc., Class A	252,460	6,897,207
MarkeTaxess Holdings, Inc.	165,814	10,872,424
Total		17,769,631

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 2.3%
American Equity Investment Life Holding Co.	330,670	$8,928,090
AMERISAFE, Inc.	82,560	3,441,926
eHealth, Inc. (a)	78,518	2,031,261
Employers Holdings, Inc.	139,236	2,823,706
HCI Group, Inc.	41,110	1,662,077
Horace Mann Educators Corp.	181,007	5,665,519
Infinity Property & Casualty Corp.	50,884	3,697,232
Meadowbrook Insurance Group, Inc.	205,970	1,254,357
Navigators Group, Inc. (The) (a)	47,906	3,499,533
ProAssurance Corp.	257,936	11,630,334
RLI Corp.	163,616	7,514,883
Safety Insurance Group, Inc.	55,687	3,314,490
Selective Insurance Group, Inc.	249,209	6,671,325
Stewart Information Services Corp.	98,060	3,480,150
United Fire Group, Inc.	93,645	2,609,886
Universal Insurance Holdings, Inc.	130,690	2,535,386
Total		70,760,155
Real Estate Investment Trusts (REITs) 8.1%
Acadia Realty Trust	277,312	8,862,891
Agree Realty Corp.	62,865	1,936,871
American Assets Trust, Inc.	160,130	6,293,109
Associated Estates Realty Corp.	254,815	5,712,952
Aviv REIT, Inc.	108,580	3,659,146
Capstead Mortgage Corp.	423,575	5,510,711
CareTrust REIT, Inc. (a)	88,284	1,427,552
Cedar Realty Trust, Inc.	304,726	2,069,090
Chesapeake Lodging Trust	239,870	8,121,998
Coresite Realty Corp.	95,530	3,635,872
Cousins Properties, Inc.	909,321	11,130,089
DiamondRock Hospitality Co.	865,248	12,918,153
EastGroup Properties, Inc.	139,832	9,399,507
Education Realty Trust, Inc.	617,065	7,182,637
EPR Properties	250,605	14,031,374
Franklin Street Properties Corp.	394,235	4,738,705
Geo Group, Inc. (The)	321,197	12,941,027
Getty Realty Corp.	115,281	2,088,892
Government Properties Income Trust	310,745	7,060,126
Healthcare Realty Trust, Inc.	430,892	11,379,858
Inland Real Estate Corp.	389,214	4,199,619
Kite Realty Group Trust	367,660	10,029,765
Lexington Realty Trust	920,309	10,123,399
LTC Properties, Inc.	154,041	6,437,373
Medical Properties Trust, Inc.	766,239	10,620,072
Parkway Properties, Inc.	366,931	7,147,816

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Pennsylvania Real Estate Investment Trust	303,964	$7,103,639
Post Properties, Inc.	240,554	14,091,653
PS Business Parks, Inc.	85,670	6,972,681
Retail Opportunity Investments Corp.	402,700	6,628,442
Sabra Health Care REIT, Inc.	235,511	6,667,316
Saul Centers, Inc.	49,612	2,715,265
Sovran Self Storage, Inc.	147,147	12,510,438
Universal Health Realty Income Trust	57,196	2,764,855
Urstadt Biddle Properties, Inc., Class A	121,766	2,700,770
Total		250,813,663
Real Estate Management & Development 0.1%
Forestar Group, Inc. (a)	154,356	2,469,696
Thrifts & Mortgage Finance 0.8%
Bank Mutual Corp.	191,486	1,236,999
BofI Holding, Inc. (a)	55,200	4,356,384
Brookline Bancorp, Inc.	309,604	2,944,334
Dime Community Bancshares, Inc.	133,664	2,025,010
Northwest Bancshares, Inc.	419,836	5,285,735
Oritani Financial Corp.	170,988	2,487,875
Provident Financial Services, Inc.	238,081	4,114,040
TrustCo Bank Corp.	418,585	2,850,564
Total		25,300,941
TOTAL FINANCIALS		692,146,564
HEALTH CARE 10.9%
Biotechnology 0.7%
Acorda Therapeutics, Inc. (a)	184,535	6,726,301
Emergent Biosolutions, Inc. (a)	129,249	3,213,130
Ligand Pharmaceuticals, Inc. (a)	83,590	4,501,321
Momenta Pharmaceuticals, Inc. (a)	205,491	2,410,409
Repligen Corp. (a)	135,680	3,103,002
Spectrum Pharmaceuticals, Inc. (a)	255,705	1,843,633
Total		21,797,796
Health Care Equipment & Supplies 3.8%
Abaxis, Inc.	93,619	5,373,731
ABIOMED, Inc. (a)	160,974	5,717,796
Analogic Corp.	54,680	3,982,891
Angiodynamics, Inc. (a)	112,830	1,974,525
Anika Therapeutics, Inc. (a)	64,060	2,619,413
Cantel Medical Corp.	155,465	6,768,946
CONMED Corp.	120,948	5,131,824
CryoLife, Inc.	111,130	1,122,413

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Cyberonics, Inc. (a)	117,723	$6,268,750
Cynosure Inc., Class A (a)	95,666	2,637,512
Greatbatch, Inc. (a)	110,162	5,460,730
Haemonetics Corp. (a)	227,427	8,398,879
ICU Medical, Inc. (a)	59,399	4,971,102
Integra LifeSciences Holdings Corp. (a)	110,999	5,465,591
Invacare Corp.	129,332	1,956,793
Masimo Corp. (a)	220,310	5,783,138
Meridian Bioscience, Inc.	183,760	3,022,852
Merit Medical Systems, Inc. (a)	191,178	2,829,434
Natus Medical, Inc. (a)	142,830	4,889,071
Neogen Corp. (a)	162,459	7,198,558
NuVasive, Inc. (a)	207,671	9,122,987
SurModics, Inc. (a)	60,089	1,262,470
West Pharmaceutical Services, Inc.	312,452	16,250,629
Total		118,210,035
Health Care Providers & Services 3.0%
Air Methods Corp. (a)	157,540	6,991,625
Almost Family, Inc. (a)	34,754	959,558
Amedisys, Inc. (a)	146,944	3,735,316
AMN Healthcare Services, Inc. (a)	205,590	3,519,701
Amsurg Corp. (a)	212,569	10,962,183
Bio-Reference Laboratories, Inc. (a)	109,160	3,089,228
Chemed Corp.	76,438	8,416,588
Corvel Corp. (a)	39,668	1,374,893
Cross Country Healthcare, Inc. (a)	129,851	1,385,510
Ensign Group, Inc. (The)	88,404	3,484,886
Gentiva Health Services, Inc. (a)	138,707	2,692,303
Hanger, Inc. (a)	156,084	3,348,002
Healthways, Inc. (a)	156,321	2,435,481
IPC The Hospitalist Co., Inc. (a)	76,021	3,351,006
Kindred Healthcare, Inc.	307,818	6,122,500
Landauer, Inc.	42,206	1,392,798
LHC Group, Inc. (a)	54,250	1,275,417
Magellan Health, Inc. (a)	127,436	7,797,809
Molina Healthcare, Inc. (a)	133,689	6,834,182
MWI Veterinary Supply, Inc. (a)	56,885	9,296,147
PharMerica Corp. (a)	132,949	2,899,618
Providence Service Corp. (The) (a)	52,320	2,047,281
Total		93,412,032
Health Care Technology 1.0%
Computer Programs & Systems, Inc.	46,111	2,708,560
HealthStream, Inc. (a)	93,869	2,689,347
MedAssets, Inc. (a)	265,710	5,138,832

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Technology (continued)
Medidata Solutions, Inc. (a)	238,942	$10,205,213
Omnicell, Inc. (a)	158,615	5,107,403
Quality Systems, Inc.	194,373	2,863,114
Total		28,712,469
Life Sciences Tools & Services 0.8%
Affymetrix, Inc. (a)	324,431	2,962,055
Albany Molecular Research, Inc. (a)	104,480	1,699,889
Cambrex Corp. (a)	135,393	3,080,191
Luminex Corp. (a)	168,314	3,113,809
PAREXEL International Corp. (a)	241,978	14,158,133
Total		25,014,077
Pharmaceuticals 1.6%
Akorn, Inc. (a)	317,684	12,729,598
Depomed, Inc. (a)	258,550	4,004,940
Impax Laboratories, Inc. (a)	290,660	9,286,587
Lannett Co., Inc. (a)	116,770	5,736,910
Medicines Co. (The) (a)	287,457	7,706,722
Prestige Brands Holdings, Inc. (a)	229,778	7,686,074
Sagent Pharmaceuticals, Inc. (a)	100,130	2,886,748
Total		50,037,579
TOTAL HEALTH CARE		337,183,988
INDUSTRIALS 16.0%
Aerospace & Defense 2.6%
AAR Corp.	166,263	4,261,321
Aerovironment, Inc. (a)	88,799	2,460,620
American Science & Engineering, Inc.	34,986	1,710,116
Cubic Corp.	95,907	4,934,415
Curtiss-Wright Corp.	213,037	15,104,323
Engility Holdings, Inc. (a)	77,876	3,274,686
GenCorp, Inc. (a)	259,527	4,334,101
Moog, Inc., Class A (a)	179,584	13,070,123
National Presto Industries, Inc.	21,727	1,274,506
Orbital Sciences Corp. (a)	267,942	7,293,381
Taser International, Inc. (a)	232,220	4,988,086
Teledyne Technologies, Inc. (a)	165,910	17,737,438
Total		80,443,116
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	111,675	5,097,964
Forward Air Corp.	136,299	6,673,199
HUB Group, Inc., Class A (a)	153,887	5,789,229
UTi Worldwide, Inc. (a)	405,630	4,786,434
Total		22,346,826

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.4%
Allegiant Travel Co.	61,542	$8,631,881
Skywest, Inc.	226,009	2,825,112
Total		11,456,993
Building Products 1.0%
AAON, Inc.	187,299	3,880,835
American Woodmark Corp. (a)	54,280	2,161,973
Apogee Enterprises, Inc.	128,810	5,826,076
Gibraltar Industries, Inc. (a)	128,327	1,841,493
Griffon Corp.	189,945	2,364,815
PGT, Inc. (a)	209,170	1,968,290
Quanex Building Products Corp.	165,944	3,282,372
Simpson Manufacturing Co., Inc.	184,016	6,109,331
Universal Forest Products, Inc.	88,730	4,235,970
Total		31,671,155
Commercial Services & Supplies 2.5%
ABM Industries, Inc.	229,228	6,209,787
Brady Corp., Class A	210,496	5,262,400
Brink’s Co. (The)	214,800	4,661,160
G&K Services, Inc., Class A	88,049	5,731,990
Healthcare Services Group, Inc.	310,966	9,378,735
Interface, Inc.	293,919	4,444,055
Matthews International Corp., Class A	130,620	6,017,663
Mobile Mini, Inc.	206,399	8,563,494
Tetra Tech, Inc.	284,014	7,719,500
U.S. Ecology, Inc.	95,640	3,808,385
Unifirst Corp.	69,142	7,715,556
United Stationers, Inc.	172,244	7,072,339
Viad Corp.	88,572	2,128,385
Total		78,713,449
Construction & Engineering 0.8%
Aegion Corp. (a)	165,188	3,146,831
Comfort Systems U.S.A., Inc.	166,863	2,397,821
Dycom Industries, Inc. (a)	150,374	4,599,941
EMCOR Group, Inc.	296,339	12,846,296
Orion Marine Group, Inc. (a)	121,248	1,331,303
Total		24,322,192
Electrical Equipment 1.1%
AZZ, Inc.	113,385	5,077,380
Encore Wire Corp.	82,424	3,022,488
EnerSys	205,734	12,494,226
Franklin Electric Co., Inc.	174,576	6,557,074
General Cable Corp.	215,220	2,961,427
Powell Industries, Inc.	40,905	1,740,508

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Vicor Corp. (a)	73,229	$893,394
Total		32,746,497
Machinery 3.6%
Actuant Corp., Class A	287,314	8,435,539
Albany International Corp., Class A	126,492	4,727,006
Astec Industries, Inc.	83,067	3,262,041
Barnes Group, Inc.	216,320	7,945,434
Briggs & Stratton Corp.	202,494	4,060,005
CIRCOR International, Inc.	78,052	5,225,581
EnPro Industries, Inc. (a)	106,053	6,842,540
ESCO Technologies, Inc.	116,322	4,189,918
Federal Signal Corp.	277,426	4,139,196
Hillenbrand, Inc.	277,845	8,935,495
John Bean Technologies Corp.	128,838	3,908,945
Lindsay Corp.	56,328	4,952,921
Lydall, Inc. (a)	75,468	2,005,185
Mueller Industries, Inc.	250,780	8,228,092
Standex International Corp.	56,458	4,119,740
Tennant Co.	81,300	5,483,685
Titan International, Inc.	236,950	2,345,805
Toro Co. (The)	246,149	16,167,066
Watts Water Technologies, Inc., Class A	125,725	7,601,334
Total		112,575,528
Marine 0.2%
Matson, Inc.	190,070	6,692,365
Professional Services 1.4%
CDI Corp.	64,184	1,102,681
Exponent, Inc.	57,885	4,402,733
Heidrick & Struggles International, Inc.	72,512	1,451,690
Insperity, Inc.	100,472	3,280,411
Kelly Services, Inc., Class A	131,239	2,026,330
Korn/Ferry International (a)	222,407	6,038,350
Navigant Consulting, Inc. (a)	215,962	3,023,468
On Assignment, Inc. (a)	216,792	6,662,018
Resources Connection, Inc.	169,447	2,570,511
TrueBlue, Inc. (a)	183,521	4,211,807
Wageworks, Inc. (a)	144,750	8,456,295
Total		43,226,294
Road & Rail 1.0%
ArcBest Corp.	106,875	4,640,513
Celadon Group, Inc.	96,420	2,125,097

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Heartland Express, Inc.	244,546	$6,487,805
Knight Transportation, Inc.	268,699	8,939,616
Roadrunner Transportation Systems, Inc. (a)	122,390	2,754,999
Saia, Inc. (a)	109,220	6,058,433
Total		31,006,463
Trading Companies & Distributors 0.7%
Aceto Corp.	120,500	2,530,500
Applied Industrial Technologies, Inc.	183,501	8,604,362
DXP Enterprises, Inc. (a)	56,900	3,343,444
Kaman Corp.	119,751	4,711,004
Veritiv Corp. (a)	36,070	1,812,518
Total		21,001,828
TOTAL INDUSTRIALS		496,202,706
INFORMATION TECHNOLOGY 17.0%
Communications Equipment 1.3%
ADTRAN, Inc.	241,900	5,053,291
Bel Fuse, Inc., Class B	47,260	1,251,445
Black Box Corp.	68,723	1,592,999
CalAmp Corp. (a)	158,935	2,970,495
Comtech Telecommunications Corp.	70,887	2,813,505
Digi International, Inc. (a)	109,897	784,665
Harmonic, Inc. (a)	405,336	2,837,352
Ixia (a)	255,231	2,646,745
NETGEAR, Inc. (a)	158,775	5,512,668
Oplink Communications, Inc.	70,389	1,701,302
Viasat, Inc. (a)	189,985	12,596,006
Total		39,760,473
Electronic Equipment, Instruments & Components 4.0%
Agilysys, Inc. (a)	65,584	805,372
Anixter International, Inc.	120,171	10,442,860
Badger Meter, Inc.	63,858	3,517,937
Benchmark Electronics, Inc. (a)	238,121	5,662,517
Checkpoint Systems, Inc. (a)	184,323	2,351,961
Coherent, Inc. (a)	110,309	6,106,706
CTS Corp.	148,557	2,552,209
Daktronics, Inc.	172,223	2,054,620
DTS, Inc. (a)	75,658	2,439,971
Electro Scientific Industries, Inc.	117,153	839,987
Fabrinet (a)	130,380	2,186,473
FARO Technologies, Inc. (a)	76,256	4,188,742
II-VI, Inc. (a)	230,823	3,063,021
Insight Enterprises, Inc. (a)	181,004	4,240,924
Littelfuse, Inc.	99,597	9,574,260

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Mercury Systems, Inc. (a)	140,209	$1,811,500
Methode Electronics, Inc.	168,731	6,538,326
MTS Systems Corp.	66,891	4,436,880
Newport Corp. (a)	176,561	3,109,239
OSI Systems, Inc. (a)	82,277	5,806,288
Park Electrochemical Corp.	92,557	2,276,902
Plexus Corp. (a)	149,174	5,819,278
Rofin-Sinar Technologies, Inc. (a)	123,829	3,333,477
Rogers Corp. (a)	80,766	5,719,848
Sanmina Corp. (a)	365,370	8,988,102
Scansource, Inc. (a)	126,145	4,901,995
SYNNEX Corp.	123,025	8,788,906
TTM Technologies, Inc. (a)	235,833	1,594,231
Total		123,152,532
Internet Software & Services 1.9%
Blucora, Inc. (a)	181,829	2,583,790
comScore, Inc. (a)	151,123	6,644,878
Dealertrack Technologies, Inc. (a)	195,371	9,213,696
Dice Holdings, Inc. (a)	166,095	1,805,453
Digital River, Inc. (a)	141,387	3,589,816
j2 Global, Inc.	200,490	11,335,705
Liquidity Services, Inc. (a)	107,520	1,130,035
LivePerson, Inc. (a)	216,392	2,800,112
LogMeIn, Inc. (a)	108,894	5,506,770
Monster Worldwide, Inc. (a)	392,740	1,708,419
NIC, Inc.	268,385	4,836,298
Perficient, Inc. (a)	152,223	2,634,980
QuinStreet, Inc. (a)	151,129	684,614
Stamps.com, Inc. (a)	64,580	3,051,405
XO Group, Inc. (a)	106,987	1,551,312
Total		59,077,283
IT Services 2.3%
CACI International, Inc., Class A (a)	103,999	9,275,671
Cardtronics, Inc. (a)	196,588	7,698,386
Ciber, Inc. (a)	310,529	940,903
CSG Systems International, Inc.	153,357	3,852,328
ExlService Holdings, Inc. (a)	137,590	3,856,648
Forrester Research, Inc.	48,380	1,921,170
Heartland Payment Systems, Inc.	159,090	8,673,587
iGATE Corp. (a)	157,022	5,801,963
Mantech International Corp., Class A	103,830	3,127,360
MAXIMUS, Inc.	296,173	15,516,503
Sykes Enterprises, Inc. (a)	174,273	4,037,905
TeleTech Holdings, Inc. (a)	78,255	1,828,819

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Virtusa Corp. (a)	117,448	$4,706,141
Total		71,237,384
Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc. (a)	165,953	3,390,420
Brooks Automation, Inc.	295,369	3,458,771
Cabot Microelectronics Corp. (a)	105,147	4,973,453
Ceva, Inc. (a)	90,455	1,556,731
Cirrus Logic, Inc. (a)	274,750	5,025,177
Cohu, Inc.	112,286	1,285,675
Diodes, Inc. (a)	161,977	4,306,968
DSP Group, Inc. (a)	97,373	1,053,576
Entropic Communications, Inc. (a)	392,557	934,286
Exar Corp. (a)	209,372	1,911,566
Kopin Corp. (a)	268,749	916,434
Kulicke & Soffa Industries, Inc. (a)	338,995	4,739,150
Micrel, Inc.	197,508	2,577,479
Microsemi Corp. (a)	421,798	11,472,906
MKS Instruments, Inc.	234,536	8,546,492
Monolithic Power Systems, Inc.	159,228	7,663,644
Nanometrics, Inc. (a)	106,640	1,582,538
Pericom Semiconductor Corp. (a)	88,299	1,122,280
Power Integrations, Inc.	133,124	6,677,500
Rudolph Technologies, Inc. (a)	147,085	1,350,240
Synaptics, Inc. (a)	162,499	10,235,812
Tessera Technologies, Inc.	206,534	7,059,332
TriQuint Semiconductor, Inc. (a)	773,054	18,839,326
Ultratech, Inc. (a)	124,574	2,425,456
Veeco Instruments, Inc. (a)	177,815	6,652,059
Total		119,757,271
Software 3.1%
Blackbaud, Inc.	204,200	8,666,248
Bottomline Technologies de, Inc. (a)	166,982	4,094,399
Ebix, Inc.	135,588	2,197,881
EPIQ Systems, Inc.	136,855	2,099,356
Interactive Intelligence Group, Inc. (a)	74,225	3,357,197
Manhattan Associates, Inc. (a)	331,978	13,133,050
MicroStrategy, Inc., Class A (a)	39,989	6,867,711
Monotype Imaging Holdings, Inc.	173,161	4,786,170
Netscout Systems, Inc. (a)	165,164	6,301,007
Progress Software Corp. (a)	223,983	5,776,521
Synchronoss Technologies, Inc. (a)	157,268	6,735,788
Take-Two Interactive Software, Inc. (a)	369,078	10,208,697
Tangoe, Inc. (a)	161,140	2,095,626
Tyler Technologies, Inc. (a)	145,267	15,773,091

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VASCO Data Security International, Inc. (a)	129,773	$3,867,235
Total		95,959,977
Technology Hardware, Storage & Peripherals 0.6%
Electronics for Imaging, Inc. (a)	205,688	9,142,831
QLogic Corp. (a)	388,290	4,480,867
Super Micro Computer, Inc. (a)	151,012	5,025,679
Total		18,649,377
TOTAL INFORMATION TECHNOLOGY		527,594,297
MATERIALS 5.7%
Chemicals 2.4%
A. Schulman, Inc.	129,153	4,941,394
American Vanguard Corp.	111,861	1,218,166
Balchem Corp.	135,212	8,788,780
Calgon Carbon Corp. (a)	235,266	4,801,779
Flotek Industries, Inc. (a)	221,745	4,319,593
FutureFuel Corp.	98,360	1,097,698
H.B. Fuller Co.	222,053	9,590,469
Hawkins, Inc.	41,757	1,646,896
Innophos Holdings, Inc.	96,530	5,220,342
Intrepid Potash, Inc. (a)	248,920	3,552,088
Koppers Holdings, Inc.	90,572	2,642,891
Kraton Performance Polymers, Inc. (a)	145,055	2,669,012
LSB Industries, Inc. (a)	85,965	2,842,862
OM Group, Inc.	140,523	3,823,631
Quaker Chemical Corp.	58,553	4,767,971
Rayonier Advanced Materials, Inc.	188,260	4,640,609
Stepan Co.	84,749	3,508,609
Tredegar Corp.	113,098	2,074,217
Zep, Inc.	101,580	1,382,504
Total		73,529,511
Construction Materials 0.1%
Headwaters, Inc. (a)	324,933	4,549,062
Containers & Packaging 0.1%
Myers Industries, Inc.	110,789	1,802,537
Metals & Mining 1.7%
AK Steel Holding Corp. (a)	759,555	4,496,566
AM Castle & Co. (a)	76,856	577,957
Century Aluminum Co. (a)	227,774	6,297,951
Globe Specialty Metals, Inc.	283,683	4,916,226
Haynes International, Inc.	54,874	2,463,294

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Kaiser Aluminum Corp.	78,979	$5,748,092
Materion Corp.	91,349	3,176,205
Olympic Steel, Inc.	40,304	655,343
RTI International Metals, Inc. (a)	135,798	3,113,848
Stillwater Mining Co. (a)	530,653	6,967,474
SunCoke Energy, Inc.	306,517	6,231,491
US Silica Holdings, Inc.	238,030	7,478,902
Total		52,123,349
Paper & Forest Products 1.4%
Boise Cascade Co. (a)	174,270	6,219,696
Clearwater Paper Corp. (a)	87,581	5,803,117
Deltic Timber Corp.	48,910	3,044,647
KapStone Paper and Packaging Corp. (a)	373,178	11,146,827
Neenah Paper, Inc.	73,415	4,202,275
PH Glatfelter Co.	189,669	4,802,419
Schweitzer-Mauduit International, Inc.	134,687	5,760,563
Wausau Paper Corp.	220,980	2,198,751
Total		43,178,295
TOTAL MATERIALS		175,182,754
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.6%
8x8, Inc. (a)	392,330	3,052,328
Atlantic Tele-Network, Inc.	44,404	3,018,584
Cincinnati Bell, Inc. (a)	924,504	3,291,234
Consolidated Communications Holdings, Inc.	207,240	5,680,449
General Communication, Inc., Class A (a)	136,062	1,653,153
Lumos Networks Corp.	83,134	1,375,036
Total		18,070,784
Wireless Telecommunication Services 0.1%
NTELOS Holdings Corp.	74,769	628,059
Spok Holdings, Inc.	95,809	1,519,531
Total		2,147,590
TOTAL TELECOMMUNICATION SERVICES		20,218,374
UTILITIES 3.6%
Electric Utilities 0.8%
Allete, Inc.	173,341	8,835,191
El Paso Electric Co.	178,375	6,747,926
UIL Holdings Corp.	250,057	9,952,269
Total		25,535,386

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 1.9%
Laclede Group, Inc. (The)	190,817	$9,680,146
New Jersey Resources Corp.	186,663	10,807,788
Northwest Natural Gas Co.	120,135	5,587,479
Piedmont Natural Gas Co., Inc.	346,383	12,982,435
South Jersey Industries, Inc.	146,508	8,362,676
Southwest Gas Corp.	205,657	11,905,484
Total		59,326,008
Multi-Utilities 0.7%
Avista Corp.	262,134	9,030,516
NorthWestern Corp.	202,912	10,801,006
Total		19,831,522
Water Utilities 0.2%
American States Water Co.	171,144	5,971,214
TOTAL UTILITIES		110,664,130
Total Common Stocks (Cost: $2,031,898,390)		$3,027,137,175

Rights —%
INFORMATION TECHNOLOGY —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc. (a)(b)(c)(d)	112,391	$—
TOTAL INFORMATION TECHNOLOGY		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.104% (e)(f)	66,370,444	$66,370,444
Total Money Market Funds (Cost: $66,370,444)		$66,370,444
Total Investments (Cost: $2,098,268,834) (g)		$3,093,507,619(h)
Other Assets & Liabilities, Net		3,022,783
Net Assets		$3,096,530,402

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, cash totaling $3,075,300 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
RUSSELL 2000 EMINI ICE	585	USD	68,538,600	12/2014	2,444,597	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Negligible market value.
(c)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2014 was $0. Information concerning such security holdings at November 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Gerber Scientific, Inc.	8-22-2011	—

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $0.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	69,671,430	394,677,161	(397,978,147)	66,370,444	50,764	66,370,444

(g)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $2,098,269,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,090,442,000
Unrealized Depreciation	(95,203,000)
Net Unrealized Appreciation	$995,239,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	448,848,753	—	—		448,848,753
Consumer Staples	118,651,489	—	—		118,651,489
Energy	100,444,120	—	—		100,444,120
Financials	692,146,564	—	—		692,146,564
Health Care	337,183,988	—	—		337,183,988
Industrials	496,202,706	—	—		496,202,706
Information Technology	527,594,297	—	—		527,594,297
Materials	175,182,754	—	—		175,182,754
Telecommunication Services	20,218,374	—	—		20,218,374
Utilities	110,664,130	—	—		110,664,130
Rights
Information Technology	—	—	0	(a)	0	(a)
Total Equity Securities	3,027,137,175	—	0	(a)	3,027,137,175
Mutual Funds
Money Market Funds	66,370,444	—	—		66,370,444
Total Mutual Funds	66,370,444	—	—		66,370,444
Investments in Securities	3,093,507,619	—	—		3,093,507,619
Derivatives
Assets
Futures Contracts	2,444,597	—	—		2,444,597
Total	3,095,952,216	—	0	(a)	3,095,952,216

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Small Cap Value Fund II

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
CONSUMER DISCRETIONARY 13.1%
Auto Components 2.6%
American Axle & Manufacturing Holdings, Inc. (a)	725,000	$15,471,500
Tenneco, Inc. (a)	330,000	17,935,500
Tower International, Inc. (a)	465,873	11,893,738
Total		45,300,738
Diversified Consumer Services 0.8%
Nord Anglia Education, Inc. (a)	825,000	13,653,750
Hotels, Restaurants & Leisure 2.3%
Dave & Buster’s Entertainment, Inc. (a)	250,000	5,730,000
Del Frisco’s Restaurant Group, Inc. (a)	600,000	13,332,000
Sonic Corp.	750,000	20,392,500
Total		39,454,500
Household Durables 2.6%
Helen of Troy Ltd. (a)	265,000	17,134,900
KB Home	800,000	14,056,000
Standard Pacific Corp. (a)	1,775,000	13,401,250
Total		44,592,150
Specialty Retail 3.8%
American Eagle Outfitters, Inc.	1,100,000	15,510,000
Christopher & Banks Corp. (a)	595,000	4,307,800
Finish Line, Inc., Class A (The)	525,000	14,983,500
Neff Corp. Class A (a)(b)	747,347	11,023,368
Sonic Automotive, Inc., Class A	400,000	10,316,000
TravelCenters of America LLC (a)	950,000	8,882,500
Total		65,023,168
Textiles, Apparel & Luxury Goods 1.0%
Skechers U.S.A., Inc., Class A (a)	275,000	16,887,750
TOTAL CONSUMER DISCRETIONARY		224,912,056
CONSUMER STAPLES 1.1%
Food Products 1.1%
TreeHouse Foods, Inc. (a)	225,000	18,213,750
TOTAL CONSUMER STAPLES		18,213,750
ENERGY 4.1%
Energy Equipment & Services 1.5%
Helix Energy Solutions Group, Inc. (a)	675,000	15,437,250
Tesco Corp.	748,600	10,547,774
Total		25,985,024

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 2.6%
Delek U.S. Holdings, Inc.	300,000	$8,970,000
Goodrich Petroleum Corp. (a)	700,000	4,235,000
Gulfport Energy Corp. (a)	255,000	12,171,150
Parsley Energy, Inc., Class A (a)	825,000	10,428,000
PDC Energy, Inc. (a)	280,000	8,262,800
Total		44,066,950
TOTAL ENERGY		70,051,974
FINANCIALS 36.7%
Banks 15.0%
Ameris Bancorp	403,000	10,135,450
Community Bank System, Inc.	525,000	19,419,750
FirstMerit Corp.	660,000	11,807,400
Independent Bank Corp.	475,000	18,824,250
PrivateBancorp, Inc.	585,000	18,398,250
Prosperity Bancshares, Inc.	310,000	17,415,800
Renasant Corp.	670,000	18,880,600
Sandy Spring Bancorp, Inc.	575,000	13,667,750
Sterling Bancorp	1,500,000	20,070,000
Susquehanna Bancshares, Inc.	1,000,000	13,170,000
Texas Capital Bancshares, Inc. (a)	245,000	13,506,850
Umpqua Holdings Corp.	1,020,391	17,336,443
Union Bankshares Corp.	730,000	16,819,200
Western Alliance Bancorp (a)	770,000	20,351,100
Wilshire Bancorp, Inc.	1,352,400	12,955,992
Wintrust Financial Corp.	322,300	14,403,587
Total		257,162,422
Capital Markets 1.4%
Apollo Investment Corp.	922,704	7,603,081
Medley Capital Corp.	1,163,415	12,983,711
Triplepoint Venture Growth BDC Corp.	254,646	3,684,728
Total		24,271,520
Diversified Financial Services 0.6%
PHH Corp. (a)	455,000	10,537,800
Insurance 7.3%
American Equity Investment Life Holding Co.	700,000	18,900,000
AMERISAFE, Inc.	480,000	20,011,200
Amtrust Financial Services, Inc.	325,000	16,679,000
Argo Group International Holdings Ltd.	331,482	18,708,844
CNO Financial Group, Inc.	950,000	16,473,000
Hilltop Holdings, Inc. (a)	700,000	14,266,000

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Symetra Financial Corp.	825,000	$18,694,500
Total		123,732,544
Real Estate Investment Trusts (REITs) 10.2%
American Assets Trust, Inc.	575,000	22,597,500
Brandywine Realty Trust	771,845	11,932,724
Chatham Lodging Trust	432,000	11,560,320
CubeSmart	835,000	17,985,900
First Industrial Realty Trust, Inc.	520,000	10,322,000
Geo Group, Inc. (The)	290,000	11,684,100
Highwoods Properties, Inc.	325,000	14,027,000
Kilroy Realty Corp.	244,000	16,757,920
LaSalle Hotel Properties	435,000	17,560,950
Pennsylvania Real Estate Investment Trust	375,000	8,763,750
PennyMac Mortgage Investment Trust	129,210	2,799,981
QTS Realty Trust Inc., Class A	381,000	12,390,120
RLJ Lodging Trust	490,000	16,135,700
Total		174,517,965
Thrifts & Mortgage Finance 2.2%
EverBank Financial Corp.	845,000	15,919,800
MGIC Investment Corp. (a)	810,000	7,541,100
Radian Group, Inc.	800,000	13,640,000
Total		37,100,900
TOTAL FINANCIALS		627,323,151
HEALTH CARE 8.0%
Health Care Equipment & Supplies 0.7%
Globus Medical, Inc., Class A (a)	525,000	12,096,000
Health Care Providers & Services 5.4%
Healthways, Inc. (a)	805,032	12,542,399
Kindred Healthcare, Inc.	825,000	16,409,250
LHC Group, Inc. (a)	480,000	11,284,800
LifePoint Hospitals, Inc. (a)	230,000	15,913,700
PharMerica Corp. (a)	700,000	15,267,000
VCA, Inc. (a)	460,000	21,771,800
Total		93,188,949
Health Care Technology 0.6%
MedAssets, Inc. (a)	500,000	9,670,000
Pharmaceuticals 1.3%
Catalent, Inc. (a)	780,000	22,456,200
TOTAL HEALTH CARE		137,411,149

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 10.6%
Airlines 1.4%
Alaska Air Group, Inc.	300,000	$17,709,000
Virgin America, Inc. (a)	140,308	5,286,805
Total		22,995,805
Commercial Services & Supplies 2.4%
Deluxe Corp.	350,000	20,457,500
Steelcase, Inc., Class A	550,000	9,636,000
United Stationers, Inc.	265,000	10,880,900
Total		40,974,400
Construction & Engineering 1.4%
EMCOR Group, Inc.	300,000	13,005,000
Tutor Perini Corp. (a)	460,000	11,615,000
Total		24,620,000
Machinery 1.4%
Trinity Industries, Inc.	370,000	11,862,200
Wabash National Corp. (a)	1,175,000	12,678,250
Total		24,540,450
Professional Services 1.3%
Navigant Consulting, Inc. (a)	1,060,000	14,840,000
TrueBlue, Inc. (a)	290,500	6,666,975
Total		21,506,975
Road & Rail 2.2%
Heartland Express, Inc.	560,000	14,856,800
Swift Transportation Co. (a)	800,000	23,256,000
Total		38,112,800
Trading Companies & Distributors 0.5%
United Rentals, Inc. (a)	77,000	8,724,870
TOTAL INDUSTRIALS		181,475,300
INFORMATION TECHNOLOGY 10.2%
Electronic Equipment, Instruments & Components 1.1%
Insight Enterprises, Inc. (a)	250,000	5,857,500
Rogers Corp. (a)	175,000	12,393,500
Total		18,251,000
Internet Software & Services 1.8%
Endurance International Group Holdings, Inc. (a)	1,063,265	17,671,465
Saba Software, Inc. (a)	961,302	13,121,772
Total		30,793,237

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 0.5%
Unisys Corp. (a)	350,000	$9,352,000
Semiconductors & Semiconductor Equipment 5.9%
Fairchild Semiconductor International, Inc. (a)	775,000	12,500,750
Integrated Device Technology, Inc. (a)	1,000,000	18,660,000
Integrated Silicon Solution	800,000	11,576,000
IXYS Corp.	1,125,000	12,858,750
Kulicke & Soffa Industries, Inc. (a)	1,250,000	17,475,000
Micrel, Inc.	917,732	11,976,402
SunEdison, Inc. (a)	700,000	15,155,000
Total		100,201,902
Software 0.9%
Mentor Graphics Corp.	700,000	15,547,000
TOTAL INFORMATION TECHNOLOGY		174,145,139
MATERIALS 8.1%
Chemicals 1.3%
Axiall Corp.	265,000	11,469,200
Orion Engineered Carbons SA (a)	601,742	10,217,579
Total		21,686,779
Metals & Mining 3.1%
AK Steel Holding Corp. (a)	1,250,000	7,400,000
Carpenter Technology Corp.	180,000	9,075,600
Constellium NV (a)	625,000	9,843,750
Materion Corp.	397,300	13,814,121
Worthington Industries, Inc.	355,000	13,387,050
Total		53,520,521
Paper & Forest Products 3.7%
Boise Cascade Co. (a)	420,000	14,989,800
Clearwater Paper Corp. (a)	225,700	14,954,882
KapStone Paper and Packaging Corp. (a)	460,000	13,740,200
Neenah Paper, Inc.	330,000	18,889,200
Total		62,574,082
TOTAL MATERIALS		137,781,382

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 5.1%
Electric Utilities 1.0%
UIL Holdings Corp.	419,000	$16,676,200
Gas Utilities 2.8%
New Jersey Resources Corp.	320,000	18,528,000
South Jersey Industries, Inc.	260,615	14,875,904
Southwest Gas Corp.	240,000	13,893,600
Total		47,297,504
Independent Power and Renewable Electricity Producers 0.2%
TerraForm Power, Inc., Class A (a)	113,981	3,778,470
Multi-Utilities 1.1%
Avista Corp.	570,000	19,636,500
TOTAL UTILITIES		87,388,674
Total Common Stocks (Cost: $1,169,114,682)		$1,658,702,575

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	46,584,096	$46,584,096
Total Money Market Funds (Cost: $46,584,096)		$46,584,096
Total Investments
(Cost: $1,215,698,778) (d)		$1,705,286,671(e)
Other Assets & Liabilities, Net		5,409,534
Net Assets		$1,710,696,205

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	83,929,960	335,516,109	(372,861,973)	46,584,096	42,159	46,584,096
Neff Corp. Class A*	—	11,210,205	—	11,210,205	—	11,023,368
Total	83,929,960	346,726,314	(372,861,973)	57,794,301	42,159	57,607,464

* Issuer was not an affiliate for the entire period ended November 30, 2014.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $1,215,699,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$522,458,000
Unrealized Depreciation	(32,870,000)
Net Unrealized Appreciation	$489,588,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	224,912,056	—	—	224,912,056
Consumer Staples	18,213,750	—	—	18,213,750
Energy	70,051,974	—	—	70,051,974
Financials	627,323,151	—	—	627,323,151
Health Care	137,411,149	—	—	137,411,149
Industrials	181,475,300	—	—	181,475,300
Information Technology	174,145,139	—	—	174,145,139
Materials	137,781,382	—	—	137,781,382
Utilities	87,388,674	—	—	87,388,674
Total Equity Securities	1,658,702,575	—	—	1,658,702,575
Mutual Funds
Money Market Funds	46,584,096	—	—	46,584,096
Total Mutual Funds	46,584,096	—	—	46,584,096
Total	1,705,286,671	—	—	1,705,286,671

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2015